UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03462

Meeder Funds Trust

6125 Memorial Drive

Dublin, OH 43017

Bruce McKibben

c/o Meeder Funds Trust

6125 Memorial Drive

Dublin, OH 43017

Registrant’s telephone number, including area code: 800-325-3539

Date of fiscal year end: December 31, 2018

Date of reporting period: September 30, 2018

Item 1. Schedule of Investments.

Schedule of Investments

September 30, 2018 (unaudited)

Muirfield Fund

Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - 72.5%

Communication Services - 6.8%
Alphabet, Inc. - Class A (2)	1,595	1,925,293
Alphabet, Inc. - Class C (2)	6,448	7,695,495
AMC Entertainment Holdings, Inc.	5,032	103,156
AMC Networks, Inc. (2)	3,966	263,104
AT&T, Inc.	67,086	2,252,748
Beasley Broadcast Group, Inc.	1,566	10,805
Cable One, Inc.	401	354,328
Comcast Corp. - Class A	81,528	2,886,906
Entravision Communications Corp.	4,711	23,084
Facebook, Inc. (2)	35,298	5,805,109
Frontier Communications Corp.	5,209	33,806
Gannett Co., Inc.	14,520	145,345
Glu Mobile, Inc. (2)	5,301	39,492
Gray Television, Inc. (2)	3,895	68,163
Intelsat SA (2)	1,609	48,270
John Wiley & Sons, Inc.	6,003	363,782
Liberty Media Corp-Liberty SiriusXM (2)	4,893	212,601
Liberty TripAdvisor Holdings, Inc. (2)	3,663	54,396
Marcus Corp./The	4,440	186,702
MDC Partners, Inc. (2)	380	1,577
Meet Group, Inc./The (2)	563	2,787
MSG Networks, Inc. (2)	3,819	98,530
National CineMedia, Inc.	6,780	71,800
Netflix, Inc. (2)	1,671	625,171
New Media Investment Group, Inc.	8,124	127,466
Nexstar Media Group, Inc.	1,519	123,647
NII Holdings, Inc. (2)	419	2,455
QuinStreet, Inc. (2)	1,127	15,293
Rosetta Stone, Inc. (2)	5,044	100,325
Scholastic Corp.	584	27,267
TechTarget, Inc. (2)	810	15,730
Telephone & Data Systems, Inc.	6,384	194,265
T-Mobile US, Inc. (2)	52,333	3,672,730
Travelzoo (2)	673	7,975
tronc, Inc. (2)	3,927	64,128
Twenty-First Century Fox, Inc. - Class A	41,277	1,912,363
Twenty-First Century Fox, Inc. - Class B	33,015	1,512,747
Verizon Communications, Inc.	125,262	6,687,738
Viacom, Inc.	27,682	934,544
Vonage Holdings Corp. (2)	8,580	121,493
Walt Disney Co./The	23,979	2,804,104
Windstream Holdings, Inc. (2)	226	1,107
World Wrestling Entertainment, Inc.	1,944	188,043
XO Group, Inc. (2)	1,725	59,478

		41,845,348

Consumer Discretionary - 6.3%
1-800-Flowers.com, Inc. (2)	2,184	25,771
Abercrombie & Fitch Co.	1,599	33,771
Amazon.com, Inc. (2)	6,600	13,219,800
American Axle & Manufacturing Holdings, Inc. (2)	4,529	78,986
American Eagle Outfitters, Inc.	2,993	74,316
American Public Education, Inc. (2)	216	7,139
Bassett Furniture Industries, Inc.	3,123	66,364
Bed Bath & Beyond, Inc.	6,680	100,200

Best Buy Co., Inc.	13,262	1,052,472
Big Lots, Inc.	887	37,068
Burlington Stores, Inc. (2)	383	62,398
Cambium Learning Group, Inc. (2)	1,548	18,328
Carrols Restaurant Group, Inc. (2)	946	13,812
Carter's, Inc.	2,212	218,103
Chico's FAS, Inc.	5,741	49,774
Chipotle Mexican Grill, Inc. (2)	660	299,983
Cooper-Standard Holdings, Inc. (2)	973	116,741
Dick's Sporting Goods, Inc.	1,188	42,150
Dollar General Corp.	9,677	1,057,696
Domino's Pizza, Inc.	1,275	375,870
Etsy, Inc. (2)	3,339	171,558
Express, Inc. (2)	246	2,721
Extended Stay America, Inc.	3,212	64,979
Five Below, Inc. (2)	1,036	134,742
Foot Locker, Inc.	3,581	182,559
Francesca's Holdings Corp. (2)	20	74
General Motors Co.	45,382	1,528,012
Gentex Corp.	12,489	268,014
Graham Holdings Co.	156	90,371
Group 1 Automotive, Inc.	565	36,669
H&R Block, Inc.	6,042	155,582
Home Depot, Inc./The	9,094	1,883,822
Hooker Furniture Corp.	1,817	61,415
J Alexander's Holdings, Inc. (2)	2,093	24,907
J. Jill, Inc. (2)	184	1,137
K12, Inc. (2)	12	212
Kohl's Corp.	2,876	214,406
Lands' End, Inc. (2)	220	3,861
La-Z-Boy, Inc.	1,297	40,985
Lear Corp.	13,683	1,984,035
Liberty Expedia Holdings, Inc. (2)	14,581	685,890
Lululemon Athletica, Inc. (2)	3,458	561,890
Macy's, Inc.	5,059	175,699
MCBC Holdings, Inc. (2)	1,724	61,857
Michael Kors Holdings, Ltd. (2)	9,993	685,120
Nautilus, Inc. (2)	793	11,062
NVR, Inc. (2)	175	432,390
Perry Ellis International, Inc. (2)	184	5,029
Pinnacle Entertainment, Inc. (2)	15,731	529,977
Qurate Retail, Inc. (2)	1,409	31,294
Ross Stores, Inc.	27,390	2,714,349
Stoneridge, Inc. (2)	1,243	36,942
Sturm Ruger & Co., Inc.	753	51,995
Target Corp.	38,018	3,353,568
Taylor Morrison Home Corp. (2)	9,619	173,527
Tenneco, Inc.	1,087	45,806
Tilly's, Inc. - Class A	671	12,715
TJX Cos., Inc./The	39,532	4,428,375
Tower International, Inc.	639	19,330
Town Sports International Holdings, Inc. (2)	1,995	17,257
Tupperware Brands Corp.	5,911	197,723
Turtle Beach Corp. (2)	4	80
Wyndham Hotels & Resorts, Inc.	12,165	676,009
ZAGG, Inc. (2)	1,161	17,125

		38,725,812

Consumer Staples - 1.1%
Costco Wholesale Corp.	5,675	1,332,944
Flowers Foods, Inc.	3,468	64,713
Keurig Dr Pepper, Inc.	145,115	3,362,315
Kroger Co./The	29,899	870,360
Lamb Weston Holdings, Inc.	452	30,103
Medifast, Inc.	21	4,653
SpartanNash Co.	562	11,274
Tyson Foods, Inc.	13,860	825,086
Walmart, Inc.	5,993	562,803
		7,064,251

Energy - 5.5%
Abraxas Petroleum Corp. (2)	7,766	18,095
Adams Resources & Energy, Inc.	252	10,700
Amyris, Inc. (2)	2,536	20,136
Andeavor	11,613	1,782,596
Arch Coal, Inc.	1,492	133,385
Archrock, Inc.	6,961	84,924
Bonanza Creek Energy, Inc. (2)	36	1,072
Cactus, Inc. (2)	4,633	177,351
California Resources Corp. (2)	47	2,281
Chevron Corp.	25,394	3,105,178
ConocoPhillips	61,038	4,724,341
CONSOL Energy, Inc. (2)	814	33,219
Continental Resources, Inc./OK (2)	8,645	590,281
Covia Holdings Corp. (2)	9,792	87,834
CVR Energy, Inc.	4,034	162,247
Dawson Geophysical Co. (2)	2,493	15,432
Delek US Holdings, Inc.	2,305	97,801
Denbury Resources, Inc. (2)	6,936	43,003
Earthstone Energy, Inc. (2)	1,338	12,550
Energen Corp. (2)	6,067	522,793
Energy Fuels, Inc./Canada (2)	473	1,551
Era Group, Inc. (2)	334	4,125
Evolution Petroleum Corp.	6,705	74,090
Exxon Mobil Corp.	64,179	5,456,499
FTS International, Inc. (2)	12,674	149,426
Gulfport Energy Corp. (2)	8,233	85,706
Hallador Energy Co.	7,400	46,028
HollyFrontier Corp.	8,199	573,110
Independence Contract Drilling, Inc. (2)	72	356
Keane Group, Inc. (2)	4,673	57,805
Laredo Petroleum, Inc. (2)	1,086	8,873
Liberty Oilfield Services, Inc.	3,777	81,470
Mammoth Energy Services, Inc.	661	19,235
Marathon Oil Corp.	29,681	690,974
Marathon Petroleum Corp.	31,740	2,538,248
Matrix Service Co. (2)	5,265	129,782
Midstates Petroleum Co., Inc. (2)	4,410	39,293
Newfield Exploration Co. (2)	281	8,101
Nine Energy Service, Inc. (2)	174	5,321
Northern Oil and Gas, Inc. (2)	233	932
Occidental Petroleum Corp.	35,960	2,954,833
Overseas Shipholding Group, Inc. (2)	7,832	24,671
Par Pacific Holdings, Inc. (2)	5,952	121,421
PBF Energy, Inc.	5,145	256,787
PDC Energy, Inc. (2)	248	12,142
Peabody Energy Corp.	7,632	272,004
Penn Virginia Corp. (2)	433	34,874
Phillips 66	36,128	4,072,348
Pioneer Energy Services Corp. (2)	3,746	11,051
Profire Energy, Inc. (2)	5,201	16,591
Renewable Energy Group, Inc. (2)	708	20,390
SandRidge Energy, Inc. (2)	4,517	49,100
SEACOR Holdings, Inc. (2)	1,026	50,695
SilverBow Resources, Inc. (2)	1,013	27,017
Southwestern Energy Co. (2)	11,815	60,375
Talos Energy, Inc. (2)	483	15,852
Valero Energy Corp.	35,657	4,055,984
W&T Offshore, Inc. (2)	6,065	58,467
Whiting Petroleum Corp. (2)	4,448	235,922
World Fuel Services Corp.	2,163	59,872

		34,006,540

Financials - 9.0%
Arbor Realty Trust, Inc.	16,509	189,523
BancFirst Corp.	1,918	114,984
Bank of America Corp.	249,514	7,350,682

Bank of NT Butterfield & Son, Ltd./The	6,080	315,309
BankUnited, Inc.	25,987	919,940
BB&T Corp.	80,508	3,907,858
Berkshire Hathaway, Inc. - Class B (2)	38,557	8,255,439
Blucora, Inc. (2)	101	4,065
CIT Group, Inc.	4,480	231,213
Citizens Financial Group, Inc.	3,572	137,772
Cullen/Frost Bankers, Inc.	12,684	1,324,717
Elevate Credit, Inc. (2)	3,123	25,171
Evercore, Inc.	3,739	375,956
Fifth Third Bancorp	130,416	3,641,215
First American Financial Corp.	9,706	500,733
First BanCorp/Puerto Rico (2)	24,185	220,084
FirstCash, Inc.	3,910	320,620
Genworth Financial, Inc. (2)	7,388	30,808
Goosehead Insurance, Inc. (2)	2,098	71,059
Hanover Insurance Group, Inc./The	752	92,774
Health Insurance Innovations, Inc. - Class A (2)	371	22,872
Huntington Bancshares, Inc./OH	67,247	1,003,325
Independence Holding Co.	847	30,407
INTL. FCStone, Inc. (2)	346	16,719
JPMorgan Chase & Co.	24,579	2,773,494
Kemper Corp.	55	4,425
KeyCorp	163,370	3,249,429
Ladder Capital Corp.	24,926	422,246
Maiden Holdings, Ltd.	7,392	21,067
Marlin Business Services Corp.	595	17,166
MB Financial, Inc.	15,972	736,469
Medley Management, Inc. (3)	2,477	13,004
Metropolitan Bank Holding Corp. (2)	17	699
Morningstar, Inc.	3,278	412,700
National General Holdings Corp.	9,435	253,235
New Residential Investment Corp.	79,591	1,418,312
Northrim BanCorp, Inc.	1,600	66,480
OFG Bancorp	4,097	66,167
Old Republic International Corp.	13,322	298,146
On Deck Capital, Inc. (2)	1,088	8,236
Oppenheimer Holdings, Inc.	3,479	109,936
PacWest Bancorp	4,431	211,137
Parke Bancorp, Inc.	303	6,802
PennyMac Financial Services, Inc.	4,033	84,290
PNC Financial Services Group, Inc./The	9,216	1,255,127
Popular, Inc.	10,226	524,083
Progressive Corp./The	8,559	608,031
Pzena Investment Management, Inc.	6,809	64,958
Ready Capital Corp. (2)	2,570	42,791
Regional Management Corp. (2)	970	27,965
Regions Financial Corp.	141,288	2,592,635
Santander Consumer USA Holdings, Inc.	1,767	35,411
Silvercrest Asset Management Group, Inc.	157	2,174
Stewart Information Services Corp.	6,539	294,320
SunTrust Banks, Inc.	57,017	3,808,165
TCF Financial Corp.	34,677	825,659
Universal Insurance Holdings, Inc.	1,917	93,070
Walker & Dunlop, Inc.	3,875	204,910
Wells Fargo & Co.	114,921	6,040,248

		55,696,232

Healthcare - 14.3%
Abbott Laboratories	570	41,815
AbbVie, Inc.	20,994	1,985,613
ABIOMED, Inc. (2)	1,507	677,773
Achillion Pharmaceuticals, Inc. (2)	4,680	17,222
Acorda Therapeutics, Inc. (2)	4,415	86,755
ADMA Biologics, Inc. (2)	567	3,521
Aeglea BioTherapeutics, Inc. (2)	2,081	19,915
Aldeyra Therapeutics, Inc. (2)	1,621	22,370
Alexion Pharmaceuticals, Inc. (2)	8,670	1,205,217
Align Technology, Inc. (2)	3,037	1,188,135

AMAG Pharmaceuticals, Inc. (2)	3,841	76,820
Amgen, Inc.	19,132	3,965,872
Amneal Pharmaceuticals, Inc. (2)	4,939	109,596
AnaptysBio, Inc. (2)	31	3,093
AngioDynamics, Inc. (2)	2,633	57,241
Arbutus Biopharma Corp. (2)	2,927	27,660
Ardelyx, Inc. (2)	864	3,758
ArQule, Inc. (2)	5,418	30,666
Arrowhead Pharmaceuticals, Inc. (2)	3,172	60,807
Arsanis, Inc. (2)	3,343	5,416
Assertio Therapeutics, Inc. (2)	4,443	26,125
Athenex, Inc. (2)	1,531	23,792
Audentes Therapeutics, Inc. (2)	853	33,770
AVEO Pharmaceuticals, Inc. (2)	6,355	21,035
Avid Bioservices, Inc. (2)	3,135	21,506
Baxter International, Inc.	42,893	3,306,621
Biogen, Inc. (2)	8,169	2,886,189
Bio-Rad Laboratories, Inc. (2)	1,640	513,304
BioSpecifics Technologies Corp. (2)	1,067	62,409
Bio-Techne Corp.	3	612
Bristol-Myers Squibb Co.	25,066	1,556,097
Bruker Corp.	3,269	109,348
Cambrex Corp. (2)	210	14,364
CareDx, Inc. (2)	2,231	64,364
CASI Pharmaceuticals, Inc. (2)	3,375	15,761
Catalent, Inc. (2)	7,992	364,036
Catalyst Pharmaceuticals, Inc. (2)	5,547	20,968
Celcuity, Inc. (2)	720	20,707
Celgene Corp. (2)	10,386	929,443
Cellular Biomedicine Group, Inc. (2)	184	3,340
Cerner Corp. (2)	39,304	2,531,571
Chemed Corp.	982	313,828
ChemoCentryx, Inc. (2)	1,832	23,156
Cohbar, Inc. (2)	2,239	9,650
Concert Pharmaceuticals, Inc. (2)	18	267
CONMED Corp.	989	78,349
Cue Biopharma, Inc. (2)	898	8,127
Cutera, Inc. (2)	669	21,776
CytomX Therapeutics, Inc. (2)	526	9,731
Danaher Corp.	17,464	1,897,638
Dicerna Pharmaceuticals, Inc. (2)	499	7,615
Durect Corp. (2)	1,871	2,058
Eagle Pharmaceuticals, Inc./DE (2)	1,131	78,412
Eli Lilly & Co.	12,884	1,382,582
Emergent BioSolutions, Inc. (2)	5,887	387,541
Enanta Pharmaceuticals, Inc. (2)	1,075	91,870
Encompass Health Corp.	524	40,846
Endo International PLC (2)	7,137	120,116
Endocyte, Inc. (2)	1,732	30,760
Evolus, Inc. (2)	64	1,192
Exelixis, Inc. (2)	9,899	175,410
Express Scripts Holding Co. (2)	16,323	1,550,848
Fate Therapeutics, Inc. (2)	388	6,321
Fennec Pharmaceuticals, Inc. (2)	4,773	39,139
FONAR Corp. (2)	1,186	29,531
Fortress Biotech, Inc. (2)	11,245	17,992
G1 Therapeutics, Inc. (2)	1,060	55,427
Genomic Health, Inc. (2)	2,475	173,795
Geron Corp. (2)(3)	2,754	4,847
Gilead Sciences, Inc.	41,065	3,170,629
Halozyme Therapeutics, Inc. (2)	1,570	28,527
Harvard Bioscience, Inc. (2)	3,012	15,813
HCA Healthcare, Inc.	21,071	2,931,398
HealthEquity, Inc. (2)	1,097	103,568
Hill-Rom Holdings, Inc.	9,012	850,733
Hologic, Inc. (2)	28,664	1,174,651
Humana, Inc.	11,929	4,038,205
ICU Medical, Inc. (2)	583	164,843
IDEXX Laboratories, Inc. (2)	4,657	1,162,667
Illumina, Inc. (2)	6,034	2,214,840

Innovate Biopharmaceuticals, Inc. (2)	421	2,875
Inogen, Inc. (2)	442	107,901
Integer Holdings Corp. (2)	1,986	164,739
Intersect ENT, Inc. (2)	695	19,981
IntriCon Corp. (2)	141	7,924
Intuitive Surgical, Inc. (2)	6,453	3,704,022
Invitae Corp. (2)	2,731	45,690
Iovance Biotherapeutics, Inc. (2)	215	2,419
IQVIA Holdings, Inc. (2)	7,394	959,298
Ironwood Pharmaceuticals, Inc. (2)	6,805	125,620
Jazz Pharmaceuticals PLC (2)	1,306	219,578
Johnson & Johnson	39,268	5,425,660
Jounce Therapeutics, Inc. (2)	705	4,583
Kadmon Holdings, Inc. (2)	1,088	3,634
Kindred Biosciences, Inc. (2)	4,738	66,095
Kura Oncology, Inc. (2)	711	12,443
Lannett Co., Inc. (2)(3)	8,402	39,910
Lantheus Holdings, Inc. (2)	2,327	34,789
LifePoint Health, Inc. (2)	516	33,230
LivaNova PLC (2)	183	22,687
Luminex Corp.	2,502	75,836
MacroGenics, Inc. (2)	5	107
Madrigal Pharmaceuticals, Inc. (2)	274	58,672
Mallinckrodt PLC (2)	3,102	90,920
Masimo Corp. (2)	3,331	414,843
Medtronic PLC	54,829	5,393,529
Merck & Co., Inc.	67,782	4,808,455
Minerva Neurosciences, Inc. (2)	3,655	45,870
Mirati Therapeutics, Inc. (2)	978	46,064
Molecular Templates, Inc. (2)	634	3,417
Molina Healthcare, Inc. (2)	1,616	240,299
Momenta Pharmaceuticals, Inc. (2)	2,219	58,360
Mustang Bio, Inc. (2)	3,806	22,646
Mylan NV (2)	32,439	1,187,267
Myriad Genetics, Inc. (2)	3,266	150,236
Natera, Inc. (2)	4,488	107,443
Nektar Therapeutics (2)	1,914	116,677
Neos Therapeutics, Inc. (2)	1,292	6,266
Neurocrine Biosciences, Inc. (2)	171	21,024
NextGen Healthcare, Inc. (2)	154	3,092
OPKO Health, Inc. (2)	17,766	61,470
Orthofix Medical, Inc. (2)	4,069	235,229
Ovid therapeutics, Inc. (2)	120	680
Palatin Technologies, Inc. (2)	3,590	3,581
PDL BioPharma, Inc. (2)	28,108	73,924
Pfenex, Inc. (2)	2,283	11,666
Pfizer, Inc.	135,183	5,957,515
Phibro Animal Health Corp. (2)	2,897	124,281
Pieris Pharmaceuticals, Inc. (2)	4,275	23,940
PRA Health Sciences, Inc. (2)	956	105,342
Premier, Inc. - Class A (2)	15,849	725,567
Progenics Pharmaceuticals, Inc. (2)	2,292	14,371
Providence Service Corp./The (2)	186	12,514
PTC Therapeutics, Inc. (2)	379	17,813
Quidel Corp. (2)	1,238	80,680
Ra Pharmaceuticals, Inc. (2)	1,306	23,626
RadNet, Inc. (2)	2,351	35,383
Reata Pharmaceuticals, Inc. (2)	530	43,333
Recro Pharma, Inc. (2)	2,089	14,853
Regeneron Pharmaceuticals, Inc. (2)	3,595	1,452,524
REGENXBIO, Inc. (2)	1,032	77,916
Repligen Corp. (2)	211	11,702
Retrophin, Inc. (2)	2,431	69,843
Rhythm Pharmaceuticals, Inc. (2)	286	8,343
Savara, Inc. (2)	46	513
Sorrento Therapeutics, Inc. (2)	1,901	8,364
Spectrum Pharmaceuticals, Inc. (2)	4,024	67,603
Spring Bank Pharmaceuticals, Inc. (2)	1,205	14,520
STAAR Surgical Co. (2)	542	26,016
STERIS PLC	1,385	158,444

Synlogic, Inc. (2)	649	9,222
Tabula Rasa HealthCare, Inc. (2)	621	50,419
Tandem Diabetes Care, Inc. (2)	1,277	54,707
Tenet Healthcare Corp. (2)	3,889	110,681
Tocagen, Inc. (2)	1,349	21,031
Triple-S Management Corp. (2)	3,764	71,102
United Therapeutics Corp. (2)	4,210	538,375
UnitedHealth Group, Inc.	14,184	3,773,511
Vanda Pharmaceuticals, Inc. (2)	5,574	127,923
Varex Imaging Corp. (2)	1,506	43,162
Veracyte, Inc. (2)	8,629	82,407
Verastem, Inc. (2)	1,386	10,049
Vericel Corp. (2)	2,361	33,408
Vertex Pharmaceuticals, Inc. (2)	14,974	2,886,089
Viking Therapeutics, Inc. (2)	2,072	36,094
WellCare Health Plans, Inc. (2)	1,611	516,309
West Pharmaceutical Services, Inc.	131	16,175
Xencor, Inc. (2)	882	34,372
XOMA Corp. (2)	1,017	17,869
Zafgen, Inc. (2)	852	9,960
Zimmer Biomet Holdings, Inc.	12,730	1,673,613
Zoetis, Inc.	3,530	323,207

		88,284,667

Industrials - 6.2%
ACCO Brands Corp.	4,102	46,353
Aerovironment, Inc. (2)	47	5,272
Allison Transmission Holdings, Inc.	17,054	886,979
ArcBest Corp.	2,393	116,180
Atkore International Group, Inc. (2)	5,950	157,854
BG Staffing, Inc.	742	20,182
Blue Bird Corp. (2)	4,001	98,025
BlueLinx Holdings, Inc. (2)	300	9,447
Boeing Co./The	17,103	6,360,606
Comfort Systems USA, Inc.	2,511	141,620
Commercial Vehicle Group, Inc. (2)	1,885	17,267
Continental Building Products, Inc. (2)	4,723	177,349
Copart, Inc. (2)	26,749	1,378,376
Covenant Transportation Group, Inc. (2)	2,256	65,559
CSX Corp.	57,634	4,267,798
Douglas Dynamics, Inc.	1,560	68,484
Ducommun, Inc. (2)	1,848	75,472
Eagle Bulk Shipping, Inc. (2)	4,267	23,981
EMCOR Group, Inc.	320	24,035
Engility Holdings, Inc. (2)	1,491	53,661
Enphase Energy, Inc. (2)	72	349
EnPro Industries, Inc.	1,693	123,470
Essendant, Inc.	556	7,128
Esterline Technologies Corp. (2)	541	49,204
Federal Signal Corp.	5,151	137,944
Foundation Building Materials, Inc. (2)	5,430	67,712
Global Brass & Copper Holdings, Inc.	4,514	166,567
Graco, Inc.	10,763	498,757
Greenbrier Cos., Inc./The	317	19,052
Harsco Corp. (2)	3,652	104,265
Hawaiian Holdings, Inc.	3,470	139,147
HD Supply Holdings, Inc. (2)	28,348	1,213,011
Hillenbrand, Inc.	8,360	437,228
Huntington Ingalls Industries, Inc.	5,317	1,361,577
Hurco Cos., Inc.	1,119	50,467
Infrastructure and Energy Alternatives, Inc. (2)	8,594	90,237
Ingersoll-Rand PLC	18,761	1,919,250
Insteel Industries, Inc.	336	12,056
JetBlue Airways Corp. (2)	10,983	212,631
KBR, Inc.	1,416	29,920
Kimball International, Inc.	3,171	53,114
Landstar System, Inc.	3,162	385,764
LB Foster Co. (2)	71	1,459
LSC Communications, Inc.	2,215	24,498

ManpowerGroup, Inc.	261	22,436
Masonite International Corp. (2)	5,407	346,589
Matson, Inc.	4,463	176,913
McGrath RentCorp	2,290	124,736
Meritor, Inc. (2)	4,775	92,444
Miller Industries, Inc./TN	2,334	62,785
MYR Group, Inc. (2)	2,676	87,345
Navigant Consulting, Inc.	455	10,492
NCI Building Systems, Inc. (2)	6,132	92,900
Norfolk Southern Corp.	22,700	4,097,350
NV5 Global, Inc. (2)	595	51,587
Orion Group Holdings, Inc. (2)	1,118	8,441
PACCAR, Inc.	17,097	1,165,844
Park-Ohio Holdings Corp.	711	27,267
PGT Innovations, Inc. (2)	1,535	33,156
Proto Labs, Inc. (2)	1,158	187,307
Quad/Graphics, Inc.	4,351	90,675
Quanta Services, Inc. (2)	21,691	724,046
Robert Half International, Inc.	1,017	71,576
SkyWest, Inc.	1,860	109,554
Spartan Motors, Inc.	1,333	19,662
Spirit AeroSystems Holdings, Inc.	4,222	387,031
Systemax, Inc.	899	29,613
Teledyne Technologies, Inc. (2)	1,866	460,305
Timken Co./The	735	36,640
TPI Composites, Inc. (2)	823	23,497
TriMas Corp. (2)	2,852	86,701
TrueBlue, Inc. (2)	2,251	58,639
Union Pacific Corp.	31,688	5,159,757
United Continental Holdings, Inc. (2)	28,023	2,495,728
Universal Logistics Holdings, Inc.	885	32,568
USA Truck, Inc. (2)	898	18,167
Vectrus, Inc. (2)	3,101	96,720
Veritiv Corp. (2)	206	7,498
Vicor Corp. (2)	377	17,342
WW Grainger, Inc.	4,014	1,434,644

		39,047,262

Information Technology - 16.1%
Adobe Systems, Inc. (2)	19,874	5,364,986
Advanced Micro Devices, Inc. (2)	11,505	355,389
Agilysys, Inc. (2)	531	8,655
American Software, Inc./GA	3,683	44,675
Amkor Technology, Inc. (2)	28,342	209,447
Apple, Inc.	73,433	16,576,765
Applied Materials, Inc.	72,382	2,797,564
Arista Networks, Inc. (2)	1,580	420,059
ARRIS International PLC (2)	11,867	308,423
Aspen Technology, Inc. (2)	11,570	1,317,939
Avnet, Inc.	5,147	230,431
Booz Allen Hamilton Holding Corp.	15,206	754,674
Bottomline Technologies DE, Inc. (2)	3,807	276,807
Brooks Automation, Inc.	1,443	50,548
CA, Inc.	4,729	208,785
Cabot Microelectronics Corp.	679	70,052
CACI International, Inc. - Class A (2)	1,788	329,260
Cadence Design Systems, Inc. (2)	19,796	897,155
CDW Corp./DE	3,773	335,495
Ciena Corp. (2)	5,930	185,253
Cisco Systems, Inc.	140,594	6,839,898
Citrix Systems, Inc. (2)	20,103	2,234,649
Cohu, Inc.	2,372	59,537
Comtech Telecommunications Corp.	2,784	100,976
Dell Technologies, Inc. - Class V (2)	14,768	1,434,268
Diodes, Inc. (2)	2,782	92,613
Domo, Inc. (2)	2,165	46,439
eGain Corp. (2)	83	672
Electro Scientific Industries, Inc. (2)	525	9,161
Endurance International Group Holdings, Inc. (2)	4,943	43,498

ePlus, Inc. (2)	579	53,673
F5 Networks, Inc. (2)	10,577	2,109,265
Fabrinet (2)	2,648	122,496
Fair Isaac Corp. (2)	2,294	524,294
Fortinet, Inc. (2)	12,130	1,119,235
Hewlett Packard Enterprise Co.	114,549	1,868,294
HP, Inc.	153,663	3,959,896
Ichor Holdings, Ltd. (2)	577	11,782
Immersion Corp. (2)	3,171	33,517
Insight Enterprises, Inc. (2)	4,238	229,233
Intel Corp.	94,778	4,482,052
InterDigital, Inc./PA	3,814	305,120
Internap Corp. (2)	1,008	12,731
Intuit, Inc.	18,768	4,267,843
Jabil, Inc.	4,426	119,856
Juniper Networks, Inc.	46,270	1,386,712
KEMET Corp. (2)	2,988	55,427
KLA-Tencor Corp.	12,145	1,235,268
Lam Research Corp.	8,447	1,281,410
Mastercard, Inc.	2,826	629,096
Micron Technology, Inc. (2)	70,278	3,178,674
Microsoft Corp.	120,809	13,816,925
Nanometrics, Inc. (2)	2,518	94,475
Napco Security Technologies, Inc. (2)	451	6,742
NetApp, Inc.	15,603	1,340,142
NETGEAR, Inc. (2)	478	30,042
NVE Corp.	38	4,023
NVIDIA Corp.	12,580	3,535,232
ON Semiconductor Corp. (2)	6,833	125,932
Oracle Corp.	79,549	4,101,546
PC Connection, Inc.	1,832	71,246
Photronics, Inc. (2)	4,644	45,743
Progress Software Corp.	3,583	126,444
Rimini Street, Inc. (2)	138	871
RingCentral, Inc. (2)	4,771	443,942
Rudolph Technologies, Inc. (2)	2,571	62,861
ScanSource, Inc. (2)	2,034	81,157
Science Applications International Corp.	1,923	154,994
Semtech Corp. (2)	1,115	61,994
ShotSpotter, Inc. (2)	416	25,497
SMART Global Holdings, Inc. (2)	1,355	38,943
Tech Data Corp. (2)	3,092	221,294
Texas Instruments, Inc.	46,118	4,948,000
Trade Desk, Inc./The (2)	1,016	153,325
Unisys Corp. (2)	2,687	54,815
USA Technologies, Inc. (2)	1,776	12,787
Verint Systems, Inc. (2)	7,833	392,433
Vishay Precision Group, Inc. (2)	495	18,513
Web.com Group, Inc. (2)	608	16,963
Western Digital Corp.	17,448	1,021,406
Xcerra Corp. (2)	15,833	225,937
Zix Corp. (2)	3,887	21,573

		99,845,744

Materials - 1.9%
AdvanSix, Inc. (2)	1,190	40,401
Bemis Co., Inc.	146	7,096
Chemours Co./The	11,631	458,727
Eastman Chemical Co.	1,021	97,730
Freeport-McMoRan, Inc.	18,423	256,448
FutureFuel Corp.	1,007	18,670
Gold Resource Corp.	3,788	19,470
Huntsman Corp.	28,265	769,656
Ingevity Corp. (2)	1,642	167,287
KMG Chemicals, Inc.	156	11,787
Kraton Corp. (2)	397	18,719
Kronos Worldwide, Inc.	8,838	143,618
Louisiana-Pacific Corp.	13,709	363,151
LyondellBasell Industries NV	37,305	3,824,136

Nucor Corp.		31,675	2,009,779
Rayonier Advanced Materials, Inc.		622	11,463
Reliance Steel & Aluminum Co.		11,507	981,432
Ryerson Holding Corp. (2)		2,510	28,363
Steel Dynamics, Inc.		9,688	437,801
Stepan Co.		1,459	126,948
SunCoke Energy, Inc. (2)		983	11,422
Tredegar Corp.		5,319	115,156
Trinseo SA		7,837	613,637
Westlake Chemical Corp.		6,507	540,797
WestRock Co.		12,900	689,376

			11,763,070

Real Estate Investment Trust - 2.6%
American Assets Trust, Inc.		18,128	675,993
Bluerock Residential Growth REIT, Inc.		452	4,430
CoreCivic, Inc.		5,175	125,908
Essex Property Trust, Inc.		14,481	3,572,608
Front Yard Residential Corp.		3,919	42,521
GEO Group, Inc./The		4,964	124,894
Host Hotels & Resorts, Inc.		80,305	1,694,436
Lamar Advertising Co.		7,742	602,328
LaSalle Hotel Properties		7,482	258,802
Lexington Realty Trust		705	5,852
Pennsylvania Real Estate Investment Trust		3,476	32,883
Piedmont Office Realty Trust, Inc.		13,475	255,082
PotlatchDeltic Corp.		1,034	42,342
PS Business Parks, Inc.		2,723	346,066
Redfin Corp. (2)		2,018	37,737
Retail Properties of America, Inc.		31,654	385,862
Retail Value, Inc. (2)		5,159	168,648
Simon Property Group, Inc.		23,809	4,208,241
Tanger Factory Outlet Centers, Inc.		1,163	26,609
Tier REIT, Inc.		6,820	164,362
UDR, Inc.		72,463	2,929,679
Urstadt Biddle Properties, Inc.		602	12,817
Vornado Realty Trust		971	70,883

			15,788,983

Utilities - 2.7%
AES Corp./VA		73,529	1,029,406
CenterPoint Energy, Inc.		107,403	2,969,693
Clearway Energy, Inc.		2,693	51,275
Exelon Corp.		93,093	4,064,440
MDU Resources Group, Inc.		32,362	831,380
NextEra Energy, Inc.		27,410	4,593,916
NorthWestern Corp.		2,023	118,669
UGI Corp.		58,719	3,257,728

			16,916,507

Total Common Stocks	(Cost	$393,237,761)	448,984,416

Money Market Registered Investment Companies - 26.7%

Morgan Stanley Government Institutional Fund, 1.92% (4)		56,532	56,532
Meeder Institutional Prime Money Market Fund, 2.05% (5)		165,111,258	165,111,258

Total Money Market Registered Investment Companies	(Cost	$165,155,426)	165,167,790

Bank Obligations - 0.2%

First Merchants Bank Deposit Account, 1.85%, 10/1/2018 (6)		248,000	248,000
Metro City Bank Deposit Account, 1.85%, 10/1/2018 (6)		248,000	248,000
Pacific Mercantile Bank Deposit Account, 1.96%, 10/1/2018 (6)		248,000	248,000
Pacific Premier Bank Deposit Account, 1.80%, 10/1/2018 (6)		248,000	248,000
Seacoast Community Bank Deposit Account, 1.85%, 10/1/2018 (6)		248,000	248,000

Total Bank Obligations	(Cost	$1,240,000)	1,240,000

Total Investments - 99.4%	(Cost	$559,633,187)	615,392,206

Other Assets less Liabilities - 0.6%			3,806,559

Total Net Assets - 100.0%			619,198,765

Trustee Deferred Compensation (7)

Meeder Aggressive Allocation Fund		6,653	73,116
Meeder Balanced Fund		3,431	41,206
Meeder Dynamic Allocation Fund		2,357	26,941
Meeder Muirfield Fund		4,086	32,770
Meeder Conservative Allocation Fund		982	22,085

Total Trustee Deferred Compensation	(Cost	$168,095)	196,118

Futures Contracts

	Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation)($)
Index Futures
Mini MSCI EAFE Index Futures	320	12/21/2018	31,608,000	301,200
Russell 2000 Mini Index Futures	122	12/21/2018	10,374,880	(114,539)
Standard & Poors 500 Mini Futures	707	12/21/2018	103,186,650	510,324
E-mini Standard & Poors MidCap 400 Futures	131	12/21/2018	26,530,120	(373,122)

Total Futures Contracts	1,280		171,699,650	323,863

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
•	Level 1 - quoted prices in active markets for identical securities
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2018 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (8)
Level 1 - Quoted Prices	$614,152,206	$323,863
Level 2 - Other Significant Observable Inputs	1,240,000	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$615,392,206	$323,863

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Represents non-income producing securities.

(3)	All or a portion of this security is on loan.

(4)	Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at September 30, 2018.

(5)	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2018.

(6)	Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at September 30, 2018. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(7)	Assets of affiliates to the Muirfield Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(8)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

Schedule of Investments

September 30, 2018 (unaudited)

Spectrum Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - Long - 97.0%

Communication Services - 7.2%
Alphabet, Inc. - Class A (2)(5)	553	667,515
Alphabet, Inc. - Class C (2)(5)	1,482	1,768,723
AMC Entertainment Holdings, Inc.	2,654	54,407
AMC Networks, Inc. (2)	1,812	120,208
AT&T, Inc. (5)	24,897	836,041
ATN International, Inc.	337	24,898
AutoWeb, Inc. (2)	4,640	13,734
Beasley Broadcast Group, Inc.	689	4,754
Cable One, Inc.	149	131,658
Care.com, Inc. (2)	488	10,790
Cargurus, Inc. (2)	125	6,961
Cincinnati Bell, Inc. (2)	1,403	22,378
Cinemark Holdings, Inc.	1,104	44,381
Clear Channel Outdoor Holdings, Inc. - Class A	623	3,707
Comcast Corp. - Class A (5)	21,060	745,735
DHI Group, Inc. (2)	1,067	2,241
Discovery, Inc. (2)	4,840	143,167
Electronic Arts, Inc. (2)	3,718	447,982
Emerald Expositions Events, Inc.	447	7,367
Entravision Communications Corp.	926	4,537
Facebook, Inc. (2)(5)	9,224	1,516,979
Fluent, Inc. (2)	2,278	4,898
Frontier Communications Corp.	3,044	19,756
Gannett Co., Inc.	3,925	39,289
Global Eagle Entertainment, Inc. (2)	2,585	7,290
Glu Mobile, Inc. (2)	1,755	13,075
Gogo, Inc. (2)	1,917	9,949
Gray Television, Inc. (2)	1,512	26,460
IAC/InterActiveCorp (2)	280	60,682
IDT Corp.	1,014	5,415
Intelsat SA (2)	341	10,230
Interpublic Group of Cos., Inc./The	5,112	116,911
John Wiley & Sons, Inc.	2,198	133,199
Liberty Latin America, Ltd. (2)	1,594	32,884
Liberty Media Corp-Liberty SiriusXM (2)	7,045	306,105
Liberty TripAdvisor Holdings, Inc. (2)	1,281	19,023
Lions Gate Entertainment Corp. - Class B	807	18,803
LiveXLive Media, Inc. (2)	945	3,704
Madison Square Garden Co./The (2)	163	51,397
Marcus Corp./The	1,835	77,162
MDC Partners, Inc. (2)	1,614	6,698
Meet Group, Inc./The (2)	1,860	9,207
MSG Networks, Inc. (2)	2,147	55,393
National CineMedia, Inc.	1,478	15,652
Netflix, Inc. (2)	958	358,417
New Media Investment Group, Inc.	1,497	23,488
News Corp. - Class A	1,754	23,135
Nexstar Media Group, Inc.	822	66,911
NII Holdings, Inc. (2)	249	1,459
Omnicom Group, Inc.	295	20,066
Ooma, Inc. (2)	442	7,337
Rosetta Stone, Inc. (2)	2,230	44,355
Salem Media Group, Inc.	525	1,785
Scholastic Corp.	1,604	74,891
Spok Holdings, Inc.	313	4,820
Take-Two Interactive Software, Inc. (2)	662	91,349
TEGNA, Inc.	108	1,292
Telephone & Data Systems, Inc. (5)	1,040	31,647
T-Mobile US, Inc. (2)(5)	14,226	998,381
Townsquare Media, Inc.	1,079	8,449
Travelzoo (2)	399	4,728
Tribune Media Co.	1,503	57,760
tronc, Inc. (2)	1,721	28,104
Twenty-First Century Fox, Inc. - Class A	13,831	640,790
Twenty-First Century Fox, Inc. - Class B	2,299	105,340
United States Cellular Corp. (2)	79	3,538
Urban One, Inc. (2)	1,360	2,720

Verizon Communications, Inc. (5)	29,841	1,593,211
Viacom, Inc.	9,162	309,309
Vonage Holdings Corp. (2)	4,994	70,715
Walt Disney Co./The	9,509	1,111,982
WideOpenWest, Inc. (2)	853	9,562
Windstream Holdings, Inc. (2)	1,536	7,526
World Wrestling Entertainment, Inc.	273	26,407
XO Group, Inc. (2)	554	19,102
Yelp, Inc. (2)	434	21,353
Zynga, Inc. (2)	5,014	20,106

		13,411,380

Consumer Discretionary - 9.2%
1-800-Flowers.com, Inc. (2)	772	9,110
Aaron's, Inc.	111	6,045
Abercrombie & Fitch Co.	186	3,928
Amazon.com, Inc. (2)(5)	1,636	3,276,908
American Axle & Manufacturing Holdings, Inc. (2)	3,211	56,000
American Eagle Outfitters, Inc.	1,157	28,728
Ascena Retail Group, Inc. (2)	1,541	7,042
Ascent Capital Group, Inc. (2)	2,804	4,963
AutoZone, Inc. (2)	144	111,701
Barnes & Noble Education, Inc. (2)	2,019	11,629
Bassett Furniture Industries, Inc.	1,279	27,179
Bed Bath & Beyond, Inc.	2,663	39,945
Best Buy Co., Inc. (5)	4,085	324,186
Big Lots, Inc.	269	11,242
BJ's Restaurants, Inc.	93	6,715
Bloomin' Brands, Inc.	2,789	55,194
Bojangles', Inc. (2)	144	2,261
Booking Holdings, Inc. (2)	443	878,912
Brinker International, Inc.	927	43,319
Brunswick Corp./DE	2,184	146,372
Burlington Stores, Inc. (2)	711	115,836
Callaway Golf Co.	557	13,530
Cambium Learning Group, Inc. (2)	323	3,824
Carrols Restaurant Group, Inc. (2)	1,185	17,301
Carter's, Inc.	1,298	127,983
Cavco Industries, Inc. (2)	31	7,843
Chico's FAS, Inc.	1,973	17,106
Chipotle Mexican Grill, Inc. (2)	196	89,086
Clarus Corp.	205	2,265
Collectors Universe, Inc.	162	2,398
Cooper-Standard Holdings, Inc. (2)	497	59,630
Crocs, Inc. (2)	273	5,812
Culp, Inc.	256	6,195
Deckers Outdoor Corp. (2)	163	19,329
Del Frisco's Restaurant Group, Inc. (2)	470	3,901
Denny's Corp. (2)	3,492	51,402
Destination XL Group, Inc. (2)	1,017	2,543
Dick's Sporting Goods, Inc.	799	28,349
Dine Brands Global, Inc.	15	1,220
Dollar General Corp.	4,610	503,873
Dollar Tree, Inc. (2)	384	31,315
Domino's Pizza, Inc.	687	202,528
DR Horton, Inc.	417	17,589
Etsy, Inc. (2)	618	31,753
Express, Inc. (2)	392	4,336
Extended Stay America, Inc.	7,102	143,673
Five Below, Inc. (2)	145	18,859
Flexsteel Industries, Inc.	128	3,807
Foot Locker, Inc.	1,286	65,560
Ford Motor Co.	95,769	885,863
Fossil Group, Inc. (2)	54	1,257
Francesca's Holdings Corp. (2)	571	2,118
FTD Cos., Inc. (2)	4,200	11,046
Funko, Inc. (2)	59	1,398
GameStop Corp. (3)	977	14,919
Gap, Inc./The	2,224	64,162
General Motors Co.	31,469	1,059,561
Genesco, Inc. (2)	284	13,376
Gentex Corp.	6,772	145,327
G-III Apparel Group, Ltd. (2)	101	4,867
GNC Holdings, Inc. (2)	1,235	5,113
Graham Holdings Co.	143	82,840
Group 1 Automotive, Inc.	148	9,605
Groupon, Inc. (2)	2,118	7,985
H&R Block, Inc.	4,800	123,600

Hamilton Beach Brands Holding Co. - Class A	134	2,940
Helen of Troy, Ltd. (2)	67	8,770
Hibbett Sports, Inc. (2)	391	7,351
Home Depot, Inc./The (5)	4,847	1,004,056
Hooker Furniture Corp.	249	8,416
Hovnanian Enterprises, Inc. (2)	6,263	10,021
Inspired Entertainment, Inc. (2)	1,010	6,161
J Alexander's Holdings, Inc. (2)	1,874	22,301
J. Jill, Inc. (2)	498	3,078
Jack in the Box, Inc.	19	1,593
JAKKS Pacific, Inc. (2)	4,454	11,358
Johnson Outdoors, Inc.	16	1,488
K12, Inc. (2)	1,290	22,833
KB Home	54	1,291
Kohl's Corp.	721	53,751
Kona Grill, Inc. (2)	3,523	8,103
L Brands, Inc.	831	25,179
Lands' End, Inc. (2)	69	1,211
Las Vegas Sands Corp.	6,484	384,696
La-Z-Boy, Inc.	537	16,969
Lear Corp.	5,340	774,300
Liberty Expedia Holdings, Inc. (2)	5,699	268,081
Liberty Tax, Inc.	263	3,064
Luby's, Inc. (2)	4,013	6,822
Lululemon Athletica, Inc. (2)	598	97,169
Macy's, Inc.	798	27,715
Malibu Boats, Inc. (2)	24	1,313
Marine Products Corp.	95	2,175
MCBC Holdings, Inc. (2)	838	30,067
Meritage Homes Corp. (2)	112	4,469
Michael Kors Holdings, Ltd. (2)(5)	2,156	147,815
Michaels Cos., Inc./The (2)	1,182	19,184
Nathan's Famous, Inc.	15	1,236
Nautilus, Inc. (2)	1,536	21,427
Nordstrom, Inc.	1,341	80,205
Nutrisystem, Inc.	306	11,337
NVR, Inc. (2)	91	224,843
Office Depot, Inc.	6,690	21,475
Papa John's International, Inc.	263	13,487
Penn National Gaming, Inc. (2)	1,710	56,293
Perry Ellis International, Inc. (2)	49	1,339
Pinnacle Entertainment, Inc. (2)	5,447	183,509
Planet Fitness, Inc. (2)	286	15,453
PulteGroup, Inc.	7,738	191,670
Qurate Retail, Inc. (2)	2,646	58,768
RCI Hospitality Holdings, Inc.	234	6,929
Red Robin Gourmet Burgers, Inc. (2)	90	3,614
Remark Holdings, Inc. (2)	499	1,592
Ross Stores, Inc. (5)	6,988	692,511
Sally Beauty Holdings, Inc. (2)	96	1,765
Signet Jewelers, Ltd.	693	45,689
Sonic Corp. (2)	137	5,938
Speedway Motorsports, Inc.	637	11,370
Sportsman's Warehouse Holdings, Inc. (2)	202	1,182
Stamps.com, Inc. (2)	143	32,347
Stoneridge, Inc. (2)	551	16,376
Strategic Education, Inc.	84	11,511
Sturm Ruger & Co., Inc.	357	24,651
Target Corp.	8,848	780,482
Taylor Morrison Home Corp. (2)	6,453	116,412
Tenneco, Inc. (5)	2,402	101,220
Tilly's, Inc. - Class A	124	2,350
TJX Cos., Inc./The	10,365	1,161,087
Toll Brothers, Inc.	100	3,303
TopBuild Corp. (2)	298	16,932
Tower International, Inc.	85	2,571
Town Sports International Holdings, Inc. (2)	929	8,036
Tupperware Brands Corp.	3,045	101,855
Ulta Beauty, Inc. (2)	306	86,329
Vera Bradley, Inc. (2)	455	6,943
Vista Outdoor, Inc. (2)	643	11,503
Weyco Group, Inc.	361	12,700
Whirlpool Corp.	1,036	123,025
Workhorse Group, Inc. (2)	11,267	12,056
Wyndham Hotels & Resorts, Inc.	4,889	271,682
Yum! Brands, Inc.	4,685	425,913
ZAGG, Inc. (2)	540	7,965

		17,055,883

Consumer Staples - 2.9%
22nd Century Group, Inc. (2)	439	1,234
Archer-Daniels-Midland Co. (5)	6,127	308,004
Avon Products, Inc. (2)	7,695	16,929
Boston Beer Co., Inc./The (2)	19	5,463
Cal-Maine Foods, Inc.	594	28,690
Conagra Brands, Inc.	14,468	491,478
Dean Foods Co.	3,417	24,261
Energizer Holdings, Inc.	502	29,442
Flowers Foods, Inc.	6,832	127,485
Herbalife Nutrition, Ltd. (2)	1,559	85,043
Hostess Brands, Inc. (2)	2,654	29,380
Ingredion, Inc.	1,319	138,442
J&J Snack Foods Corp.	251	37,873
John B Sanfilippo & Son, Inc.	350	24,983
Kellogg Co.	639	44,743
Keurig Dr Pepper, Inc.	38,328	888,060
Kroger Co./The (5)	9,191	267,550
Lamb Weston Holdings, Inc.	4,988	332,201
Lancaster Colony Corp.	395	58,938
Molson Coors Brewing Co.	991	60,947
Natural Health Trends Corp.	80	1,862
Nature's Sunshine Products, Inc. (2)	226	1,978
PepsiCo, Inc. (5)	3,323	371,511
Performance Food Group Co. (2)	1,365	45,455
Pilgrim's Pride Corp. (2)	2,284	41,318
Pinnacle Foods, Inc.	1,253	81,207
Post Holdings, Inc. (2)	298	29,216
Pyxus International, Inc. (2)	45	1,035
SpartanNash Co.	598	11,996
Sprouts Farmers Market, Inc. (2)	896	24,559
Sysco Corp.	1,708	125,111
Turning Point Brands, Inc.	259	10,738
Tyson Foods, Inc. (5)	13,313	792,523
US Foods Holding Corp. (2)	4,162	128,273
Walgreens Boots Alliance, Inc.	4,941	360,199
Walmart, Inc. (5)	4,112	386,158

		5,414,285

Energy - 5.1%
Abraxas Petroleum Corp. (2)	3,358	7,824
Adams Resources & Energy, Inc.	148	6,284
Amyris, Inc. (2)	1,714	13,609
Anadarko Petroleum Corp.	7,010	472,544
Andeavor	1,629	250,052
Arch Coal, Inc.	379	33,883
Archrock, Inc.	2,236	27,279
Ardmore Shipping Corp. (2)	869	5,649
Basic Energy Services, Inc. (2)	698	6,973
Bonanza Creek Energy, Inc. (2)	210	6,254
C&J Energy Services, Inc. (2)	558	11,606
Cabot Oil & Gas Corp.	188	4,234
Cactus, Inc. (2)	1,067	40,845
California Resources Corp. (2)	291	14,122
Carrizo Oil & Gas, Inc. (2)	160	4,032
Chesapeake Energy Corp. (2)	5,657	25,400
Chevron Corp. (5)	7,509	918,201
Clean Energy Fuels Corp. (2)	1,508	3,921
Cloud Peak Energy, Inc. (2)	1,876	4,315
ConocoPhillips	15,231	1,178,879
CONSOL Energy, Inc. (2)	59	2,408
Contango Oil & Gas Co. (2)	1,131	6,990
Continental Resources, Inc./OK (2)	1,235	84,326
Covia Holdings Corp. (2)	2,532	22,712
CVR Energy, Inc.	400	16,088
Dawson Geophysical Co. (2)	539	3,336
Delek US Holdings, Inc.	273	11,583
Denbury Resources, Inc. (2)	1,541	9,554
DHT Holdings, Inc.	420	1,974
Earthstone Energy, Inc. (2)	1,413	13,254
Energen Corp. (2)	1,593	137,269
Energy Fuels, Inc./Canada (2)	663	2,175
EOG Resources, Inc.	2,132	271,979
EP Energy Corp. (2)	1,971	4,612
Era Group, Inc. (2)	435	5,372
Evolution Petroleum Corp.	714	7,890
Exterran Corp. (2)	647	17,165

Exxon Mobil Corp. (5)	15,456	1,314,069
FTS International, Inc. (2)	2,753	32,458
Goodrich Petroleum Corp. (2)	330	4,633
Gulfport Energy Corp. (2)	2,834	29,502
Hallador Energy Co.	1,020	6,344
Helix Energy Solutions Group, Inc. (2)	329	3,251
HollyFrontier Corp.	153	10,695
Independence Contract Drilling, Inc. (2)	2,307	11,397
Keane Group, Inc. (2)	2,841	35,143
Laredo Petroleum, Inc. (2)	1,908	15,588
Liberty Oilfield Services, Inc.	1,371	29,572
Marathon Oil Corp.	7,756	180,560
Marathon Petroleum Corp. (5)	7,211	576,664
Matrix Service Co. (2)	1,312	32,341
McDermott International, Inc. (2)	4	74
Midstates Petroleum Co., Inc. (2)	3,869	34,473
Newfield Exploration Co. (2)	1,956	56,391
Newpark Resources, Inc. (2)	379	3,923
Noble Corp. plc (2)	476	3,346
Noble Energy, Inc.	927	28,913
Nordic American Tankers, Ltd.	1,139	2,381
Northern Oil and Gas, Inc. (2)	908	3,632
Occidental Petroleum Corp.	9,532	783,244
Overseas Shipholding Group, Inc. (2)	369	1,162
Pacific Ethanol, Inc. (2)	4,107	7,803
Par Pacific Holdings, Inc. (2)	2,737	55,835
PBF Energy, Inc.	479	23,907
PDC Energy, Inc. (2)	736	36,035
Peabody Energy Corp.	1,587	56,561
Penn Virginia Corp. (2)	118	9,504
PHI, Inc. (2)	168	1,569
Phillips 66 (5)	8,329	938,845
Pioneer Energy Services Corp. (2)	1,466	4,325
Profire Energy, Inc. (2)	708	2,259
QEP Resources, Inc. (2)	1,541	17,444
Quintana Energy Services, Inc. (2)	922	6,767
RigNet, Inc. (2)	648	13,187
Sanchez Energy Corp. (2)	1,824	4,195
SandRidge Energy, Inc. (2)	2,240	24,349
SEACOR Holdings, Inc. (2)	31	1,532
Select Energy Services, Inc. (2)	645	7,637
SilverBow Resources, Inc. (2)	298	7,948
Southwestern Energy Co. (2)	5,204	26,592
Superior Energy Services, Inc. (2)	750	7,305
Talos Energy, Inc. (2)	577	18,937
TETRA Technologies, Inc. (2)	299	1,348
Ultra Petroleum Corp. (2)	734	822
Valero Energy Corp. (5)	9,872	1,122,940
W&T Offshore, Inc. (2)	790	7,616
Whiting Petroleum Corp. (2)	1,082	57,389
WildHorse Resource Development Corp. (2)	726	17,163
World Fuel Services Corp.	1,344	37,202
WPX Energy, Inc. (2)	4,921	99,011
Zion Oil & Gas, Inc. (2)	1,284	1,644

		9,472,020

Financials - 17.1%
1st Source Corp.	1,878	98,820
ACNB Corp.	1,044	38,837
Aflac, Inc. (5)	18,995	894,095
AG Mortgage Investment Trust, Inc.	3,445	62,630
Allstate Corp./The (5)	7,405	730,874
American Equity Investment Life Holding Co.	1,053	37,234
American National Bankshares, Inc.	592	23,088
Annaly Capital Management, Inc. (5)	25,497	260,834
Arbor Realty Trust, Inc.	10,021	115,041
Ares Commercial Real Estate Corp.	805	11,246
Argo Group International Holdings, Ltd.	230	14,502
Artisan Partners Asset Management, Inc.	1,434	46,462
Ashford, Inc. (2)	45	3,414
Auburn National Bancorporation, Inc.	106	4,062
BancFirst Corp.	6,530	391,474
Bancorp, Inc./The (2)	2,501	23,985
Bank of America Corp. (5)	40,847	1,203,353
Bank of Marin Bancorp	140	11,746
Bank of NT Butterfield & Son, Ltd./The	2,820	146,245
BankFinancial Corp.	2,771	44,170
BankUnited, Inc.	13,833	489,688

Banner Corp.	465	28,909
Baycom Corp. (2)	1,018	27,160
BB&T Corp. (5)	20,901	1,014,535
Beneficial Bancorp, Inc.	1,225	20,703
Berkshire Hathaway, Inc. - Class B (2)(5)	9,244	1,979,233
Blucora, Inc. (2)	883	35,541
Brown & Brown, Inc.	11,927	352,681
Bryn Mawr Bank Corp.	554	25,983
C&F Financial Corp.	538	31,608
Central Valley Community Bancorp	430	9,292
Chemung Financial Corp.	190	8,062
Cherry Hill Mortgage Investment Corp.	3,990	72,219
Chimera Investment Corp. (5)	20,161	365,519
CIT Group, Inc.	8,248	425,679
Citizens Financial Group, Inc. (5)	24,365	939,758
CNB Financial Corp./PA	903	26,061
Codorus Valley Bancorp, Inc.	523	16,339
Comerica, Inc. (5)	8,285	747,307
Commerce Bancshares, Inc./MO	1,300	85,826
Community Bankers Trust Corp. (2)	1,161	10,217
Community Trust Bancorp, Inc.	869	40,278
Crawford & Co.	495	4,559
Cullen/Frost Bankers, Inc.	7,254	757,608
Curo Group Holdings Corp. (2)	292	8,827
Customers Bancorp, Inc. (2)	1,465	34,471
Diamond Hill Investment Group, Inc.	8	1,323
Discover Financial Services	5,290	404,421
Ditech Holding Corp. (2)	966	4,134
Ditech Holding Corp. Warrants - Class A (2)(8)	228	0
Ditech Holding Corp. Warrants - Class B (2)(8)	181	0
DNB Financial Corp.	160	5,904
Donnelley Financial Solutions, Inc. (2)	253	4,534
Dynex Capital, Inc.	7,432	47,416
E*TRADE Financial Corp. (2)	1,019	53,385
Elevate Credit, Inc. (2)	2,601	20,964
Entegra Financial Corp. (2)	63	1,673
Enterprise Financial Services Corp.	4,101	217,558
Equity Bancshares, Inc. (2)	1,180	46,327
Erie Indemnity Co.	127	16,196
ESSA Bancorp, Inc.	179	2,911
Essent Group, Ltd. (2)(5)	933	41,285
Evercore, Inc.	1,307	131,419
Exantas Capital Corp.	2,434	26,725
Farmers National Banc Corp.	1,340	20,502
Federal Agricultural Mortgage Corp.	31	2,238
Fifth Street Asset Management, Inc.	5,767	7,785
Fifth Third Bancorp (5)	33,785	943,277
Financial Institutions, Inc.	1,122	35,231
First American Financial Corp.	4,520	233,187
First BanCorp/Puerto Rico (2)	17,348	157,867
First Bancorp/Southern Pines NC	3,815	154,546
First Busey Corp.	8,068	250,511
First Business Financial Services, Inc.	1,314	30,459
First Citizens BancShares, Inc./NC	176	79,601
First Commonwealth Financial Corp.	662	10,685
First Community Bancshares, Inc./VA	905	30,661
First Defiance Financial Corp.	766	23,064
First Interstate BancSystem, Inc.	1,442	64,602
First United Corp.	317	5,960
FirstCash, Inc.	2,118	173,676
Focus Financial Partners, Inc. (2)	128	6,075
Genworth Financial, Inc. (2)	1,854	7,731
Goosehead Insurance, Inc. (2)	1,212	41,050
Great Southern Bancorp, Inc.	1,773	98,136
Green Dot Corp. (2)	471	41,834
Guaranty Bancorp	60	1,782
Hamilton Lane, Inc.	226	10,007
Hanover Insurance Group, Inc./The	2,034	250,935
Health Insurance Innovations, Inc. - Class A (2)	167	10,296
Heartland Financial USA, Inc.	1,382	80,225
Heritage Commerce Corp.	7,088	105,753
Home Bancorp, Inc.	349	15,175
Horizon Bancorp, Inc./IN	1,732	34,207
Houlihan Lokey, Inc.	995	44,705
Huntington Bancshares, Inc./OH	62,163	927,472
Impac Mortgage Holdings, Inc. (2)	229	1,715
Independence Holding Co.	283	10,160
Independent Bank Corp./MI	4,651	109,996
International Bancshares Corp.	1,499	67,455

INTL. FCStone, Inc. (2)	723	34,935
James River Group Holdings, Ltd.	69	2,941
JPMorgan Chase & Co. (5)	7,529	849,572
Kemper Corp.	533	42,880
KeyCorp (5)	47,957	953,865
Kingstone Cos., Inc.	475	9,025
Kinsale Capital Group, Inc.	324	20,691
KKR Real Estate Finance Trust, Inc.	179	3,610
Ladder Capital Corp.	13,542	229,401
Ladenburg Thalmann Financial Services, Inc.	5,201	14,043
Lazard, Ltd. (5)	2,958	142,369
Legg Mason, Inc.	1,392	43,472
LPL Financial Holdings, Inc.	1,267	81,734
Macatawa Bank Corp.	797	9,333
Maiden Holdings, Ltd.	4,370	12,455
Manning & Napier, Inc.	552	1,628
Marlin Business Services Corp.	571	16,473
MB Financial, Inc.	8,839	407,566
MBT Financial Corp.	854	9,650
Medley Management, Inc. (3)	1,910	10,028
Mercantile Bank Corp.	887	29,599
Meta Financial Group, Inc.	319	26,365
Metropolitan Bank Holding Corp. (2)	776	31,909
MGIC Investment Corp. (2)	1,909	25,409
Middlefield Banc Corp.	26	1,225
Moelis & Co.	668	36,606
Morningstar, Inc.	915	115,199
MutualFirst Financial, Inc.	90	3,317
National Commerce Corp. (2)	487	20,113
National General Holdings Corp.	3,962	106,340
Navient Corp.	1,278	17,227
Navigators Group, Inc./The	81	5,597
New Residential Investment Corp.	38,242	681,472
NewStar Financial Contingent Value Rights (2)(8)	95	0
Nicolet Bankshares, Inc. (2)	1,105	60,234
NMI Holdings, Inc. (2)	1,105	25,028
Northeast Bancorp	1,052	22,828
Northrim BanCorp, Inc.	1,983	82,394
Norwood Financial Corp.	213	8,341
Oak Valley Bancorp	522	10,257
OceanFirst Financial Corp.	44	1,198
Ocwen Financial Corp. (2)	6,197	24,416
OFG Bancorp	1,617	26,115
Ohio Valley Banc Corp.	61	2,236
Old Republic International Corp.	9,488	212,341
Old Second Bancorp, Inc.	1,432	22,124
On Deck Capital, Inc. (2)	627	4,746
OneMain Holdings, Inc. (2)	824	27,695
Oppenheimer Holdings, Inc.	1,160	36,656
Pacific Mercantile Bancorp (2)	4,127	38,587
PacWest Bancorp	14,540	692,831
Parke Bancorp, Inc.	1,455	32,665
Penns Woods Bancorp, Inc.	102	4,432
PennyMac Financial Services, Inc.	3,480	72,732
Peoples Bancorp, Inc./OH	600	21,018
Peoples Bancorp of North Carolina, Inc.	143	4,124
PHH Corp. (2)	128	1,407
Piper Jaffray Cos.	347	26,493
PJT Partners, Inc.	441	23,086
PNC Financial Services Group, Inc./The (5)	7,384	1,005,627
Popular, Inc.	6,296	322,670
Premier Financial Bancorp, Inc.	1,736	32,099
Progressive Corp./The (5)	14,891	1,057,857
Protective Insurance Corp.	907	20,816
Provident Financial Holdings, Inc.	1,351	24,723
Prudential Financial, Inc.	8,313	842,273
Pzena Investment Management, Inc.	4,658	44,437
Radian Group, Inc.	5,105	105,520
Ready Capital Corp. (2)	4,623	76,973
Regional Management Corp. (2)	1,011	29,147
Regions Financial Corp. (5)	48,025	881,259
Reinsurance Group of America, Inc. (5)	1,069	154,535
Renasant Corp.	456	18,792
Republic Bancorp, Inc./KY	1,357	62,558
Riverview Bancorp, Inc.	2,099	18,555
Safety Insurance Group, Inc.	689	61,734
Santander Consumer USA Holdings, Inc.	3,327	66,673
Shore Bancshares, Inc.	1,310	23,344
Sierra Bancorp	3,644	105,312

Silvercrest Asset Management Group, Inc.	899	12,451
Southern First Bancshares, Inc. (2)	762	29,947
Southern Missouri Bancorp, Inc.	31	1,155
Spirit of Texas Bancshares, Inc. (2)	884	19,086
State Bank Financial Corp.	5,396	162,851
Stewart Information Services Corp.	3,091	139,126
Summit Financial Group, Inc.	689	15,992
SunTrust Banks, Inc. (5)	14,807	988,960
Synchrony Financial	2,867	89,106
Synovus Financial Corp.	2,483	113,697
T Rowe Price Group, Inc.	3,800	414,884
TCF Financial Corp.	14,654	348,912
Territorial Bancorp, Inc.	67	1,980
Timberland Bancorp, Inc./WA	807	25,211
Tiptree, Inc.	1,725	11,299
TPG RE Finance Trust, Inc.	2,494	49,930
Triumph Bancorp, Inc. (2)	954	36,443
TrustCo Bank Corp. NY	8,252	70,142
Umpqua Holdings Corp.	15,944	331,635
United Community Financial Corp./OH	2,792	26,999
United Financial Bancorp, Inc.	71	1,195
United Fire Group, Inc.	107	5,432
United Security Bancshares/Fresno CA	2,470	27,417
Unity Bancorp, Inc.	1,314	30,091
Universal Insurance Holdings, Inc.	52	2,525
Walker & Dunlop, Inc.	1,772	93,703
Washington Trust Bancorp, Inc.	145	8,019
Wells Fargo & Co. (5)	23,091	1,213,663
WesBanco, Inc.	2,043	91,077
West Bancorporation, Inc.	1,369	32,172
Western Alliance Bancorp (2)	785	44,659
Western Asset Mortgage Capital Corp.	3,506	35,130
Westwood Holdings Group, Inc.	197	10,193
Wintrust Financial Corp.	345	29,304
WMIH Corp. (2)	17,302	24,050
World Acceptance Corp. (2)	137	15,667

		31,823,951

Healthcare - 15.3%
Abbott Laboratories	13,870	1,017,503
AbbVie, Inc.	6,446	609,663
ABIOMED, Inc. (2)	215	96,696
ACADIA Pharmaceuticals, Inc. (2)	273	5,667
Acceleron Pharma, Inc. (2)	123	7,039
Accuray, Inc. (2)	756	3,402
AcelRx Pharmaceuticals, Inc. (2)	4,959	19,092
Aceto Corp.	3,524	7,964
Achaogen, Inc. (2)	417	1,664
Achillion Pharmaceuticals, Inc. (2)	5,229	19,243
Acorda Therapeutics, Inc. (2)	1,410	27,707
Addus HomeCare Corp. (2)	138	9,681
ADMA Biologics, Inc. (2)	389	2,416
Aduro Biotech, Inc. (2)	855	6,284
Adverum Biotechnologies, Inc. (2)	474	2,868
Aeglea BioTherapeutics, Inc. (2)	159	1,522
Aevi Genomic Medicine, Inc. (2)	5,405	6,648
Agenus, Inc. (2)	1,413	3,024
Agilent Technologies, Inc. (5)	1,774	125,138
Akcea Therapeutics, Inc. (2)	66	2,311
Akebia Therapeutics, Inc. (2)	804	7,099
Akorn, Inc. (2)	486	6,308
Aldeyra Therapeutics, Inc. (2)	1,356	18,713
Alexion Pharmaceuticals, Inc. (2)	3,422	475,692
Align Technology, Inc. (2)(5)	342	133,797
Alkermes PLC (2)	390	16,552
Allergan PLC	1,210	230,481
Allscripts Healthcare Solutions, Inc. (2)	527	7,510
AMAG Pharmaceuticals, Inc. (2)	807	16,140
AmerisourceBergen Corp.	1,466	135,195
Amgen, Inc. (5)	4,369	905,650
Amneal Pharmaceuticals, Inc. (2)	2,454	54,454
Anavex Life Sciences Corp. (2)	2,357	6,435
AngioDynamics, Inc. (2)	1,532	33,306
Anthem, Inc.	1,648	451,634
Applied Genetic Technologies Corp./DE (2)	1,408	10,278
Aratana Therapeutics, Inc. (2)	574	3,352
Arbutus Biopharma Corp. (2)	1,138	10,754
Ardelyx, Inc. (2)	1,387	6,033

ArQule, Inc. (2)	686	3,883
Array BioPharma, Inc. (2)	285	4,332
Arrowhead Pharmaceuticals, Inc. (2)	573	10,984
Arsanis, Inc. (2)	1,923	3,115
Assembly Biosciences, Inc. (2)	129	4,791
Assertio Therapeutics, Inc. (2)	833	4,898
Asterias Biotherapeutics, Inc. (2)	3,285	4,271
athenahealth, Inc. (2)	424	56,646
Athenex, Inc. (2)	376	5,843
Atrion Corp.	2	1,390
Audentes Therapeutics, Inc. (2)	255	10,095
AVEO Pharmaceuticals, Inc. (2)	3,152	10,433
Avid Bioservices, Inc. (2)	852	5,845
Avinger, Inc. (2)	6,299	8,315
Axovant Sciences, Ltd. (2)	4,368	10,571
Axsome Therapeutics, Inc. (2)	4,034	13,917
Baxter International, Inc. (5)	13,229	1,019,824
Biogen, Inc. (2)	1,828	645,851
BioMarin Pharmaceutical, Inc. (2)	490	47,515
Bio-Path Holdings, Inc. (2)	4,273	2,521
Bio-Rad Laboratories, Inc. (2)	241	75,431
BioSpecifics Technologies Corp. (2)	204	11,932
Bio-Techne Corp.	408	83,277
BioTime, Inc. (2)	1,775	4,171
Blueprint Medicines Corp. (2)	94	7,338
Bristol-Myers Squibb Co.	10,795	670,154
Bruker Corp.	1,653	55,293
Calithera Biosciences, Inc. (2)	989	5,192
Cambrex Corp. (2)	49	3,352
Capital Senior Living Corp. (2)	753	7,108
Cardinal Health, Inc.	5,592	301,968
CareDx, Inc. (2)	321	9,261
CASI Pharmaceuticals, Inc. (2)	400	1,868
Catalent, Inc. (2)	3,027	137,880
Catalyst Pharmaceuticals, Inc. (2)	1,774	6,706
Celgene Corp. (2)	7,828	700,528
Cerner Corp. (2)	12,457	802,355
Charles River Laboratories International, Inc. (2)	866	116,512
Chemed Corp.	285	91,080
ChemoCentryx, Inc. (2)	155	1,959
Cidara Therapeutics, Inc. (2)	2,515	11,066
Civitas Solutions, Inc. (2)	559	8,245
Cohbar, Inc. (2)	278	1,198
Collegium Pharmaceutical, Inc. (2)	402	5,925
Community Health Systems, Inc. (2)	1,003	3,470
Computer Programs & Systems, Inc.	300	8,055
Conatus Pharmaceuticals, Inc. (2)	2,257	13,091
Conformis, Inc. (2)	13,409	14,214
CONMED Corp.	496	39,293
Corbus Pharmaceuticals Holdings, Inc. (2)	999	7,542
Corcept Therapeutics, Inc. (2)	341	4,781
Corium International, Inc. (2)	840	7,988
Corvus Pharmaceuticals, Inc. (2)	576	4,942
CTI BioPharma Corp. (2)	2,087	4,508
Cue Biopharma, Inc. (2)	426	3,855
Curis, Inc. (2)	5,388	9,591
Cutera, Inc. (2)	299	9,732
Cytokinetics, Inc. (2)	951	9,367
CytomX Therapeutics, Inc. (2)	407	7,530
CytRx Corp. (2)	9,237	9,699
Danaher Corp.	5,083	552,319
Denali Therapeutics, Inc. (2)	397	8,631
DENTSPLY SIRONA, Inc.	683	25,776
Dermira, Inc. (2)	417	4,545
Dicerna Pharmaceuticals, Inc. (2)	77	1,175
Dova Pharmaceuticals, Inc. (2)	71	1,489
Durect Corp. (2)	3,343	3,677
Dynavax Technologies Corp. (2)	96	1,190
Eagle Pharmaceuticals, Inc./DE (2)	55	3,813
Edge Therapeutics, Inc. (2)	348	285
Edwards Lifesciences Corp. (2)	1,447	251,923
Eiger BioPharmaceuticals, Inc. (2)	910	10,920
Eli Lilly & Co.	4,416	473,881
Emergent BioSolutions, Inc. (2)	613	40,354
Encompass Health Corp.	657	51,213
Endo International PLC (2)	1,855	31,220
Endocyte, Inc. (2)	286	5,079
Enzo Biochem, Inc. (2)	424	1,747
Evolus, Inc. (2)	69	1,285

Exact Sciences Corp. (2)	208	16,415
Exelixis, Inc. (2)	2,574	45,611
Express Scripts Holding Co. (2)	6,372	605,404
Fennec Pharmaceuticals, Inc. (2)	1,282	10,512
FibroGen, Inc. (2)	85	5,164
FONAR Corp. (2)	404	10,060
Fortress Biotech, Inc. (2)	4,905	7,848
G1 Therapeutics, Inc. (2)	24	1,255
Genesis Healthcare, Inc. (2)	888	1,199
Geron Corp. (2)(3)	277	488
Gilead Sciences, Inc. (5)	11,735	906,059
Globus Medical, Inc. (2)	524	29,742
Halozyme Therapeutics, Inc. (2)	395	7,177
Harvard Bioscience, Inc. (2)	237	1,244
HCA Healthcare, Inc.	7,887	1,097,239
HealthStream, Inc.	95	2,946
Hill-Rom Holdings, Inc. (5)	2,537	239,493
HMS Holdings Corp. (2)	915	30,021
Hologic, Inc. (2)	8,943	366,484
Horizon Pharma Plc (2)	703	13,765
Humana, Inc.	2,182	738,651
ICU Medical, Inc. (2)	150	42,413
Idera Pharmaceuticals, Inc. (2)	347	3,092
IDEXX Laboratories, Inc. (2)(5)	820	204,721
Illumina, Inc. (2)	1,047	384,312
ImmunoGen, Inc. (2)	939	8,892
Incyte Corp. (2)	536	37,027
Infinity Pharmaceuticals, Inc. (2)	2,544	6,894
Innovate Biopharmaceuticals, Inc. (2)	280	1,912
Innoviva, Inc. (2)	246	3,749
Inovio Pharmaceuticals, Inc. (2)	2,364	13,144
Insys Therapeutics, Inc. (2)	337	3,397
Integer Holdings Corp. (2)	600	49,770
Intersect ENT, Inc. (2)	736	21,160
Intuitive Surgical, Inc. (2)	1,919	1,101,506
Invitae Corp. (2)	1,063	17,784
InVivo Therapeutics Holdings Corp. (2)	2,191	4,426
IQVIA Holdings, Inc. (2)	1,578	204,730
Ironwood Pharmaceuticals, Inc. (2)	2,229	41,147
Jazz Pharmaceuticals PLC (2)	467	78,517
Johnson & Johnson	10,287	1,421,355
Jounce Therapeutics, Inc. (2)	774	5,031
Kadmon Holdings, Inc. (2)	1,089	3,637
Kala Pharmaceuticals, Inc. (2)	185	1,826
Keryx Biopharmaceuticals, Inc. (2)	1,074	3,652
Kindred Biosciences, Inc. (2)	1,013	14,131
Kiniksa Pharmaceuticals, Ltd. (2)	45	1,148
Lannett Co., Inc. (2)(3)	886	4,209
Lantheus Holdings, Inc. (2)	1,167	17,447
LifePoint Health, Inc. (2)	140	9,016
Ligand Pharmaceuticals, Inc. (2)	8	2,196
Lipocine, Inc. (2)	5,978	8,250
LivaNova PLC (2)	160	19,835
MacroGenics, Inc. (2)	238	5,103
Madrigal Pharmaceuticals, Inc. (2)	29	6,210
Mallinckrodt PLC (2)	247	7,240
MannKind Corp. (2)	3,732	6,830
Marinus Pharmaceuticals, Inc. (2)	825	8,250
Masimo Corp. (2)	1,345	167,506
McKesson Corp.	556	73,753
Medtronic PLC	12,952	1,274,088
MeiraGTx Holdings plc (2)	191	2,598
Melinta Therapeutics, Inc. (2)	1,593	6,292
Menlo Therapeutics, Inc. (2)	863	8,501
Merck & Co., Inc. (5)	17,249	1,223,644
Meridian Bioscience, Inc.	486	7,241
Merit Medical Systems, Inc. (2)	63	3,871
Mettler-Toledo International, Inc. (2)	295	179,649
Minerva Neurosciences, Inc. (2)	1,037	13,014
Miragen Therapeutics, Inc. (2)	751	4,191
Mirati Therapeutics, Inc. (2)	88	4,145
Molecular Templates, Inc. (2)	702	3,784
Molina Healthcare, Inc. (2)	259	38,513
Momenta Pharmaceuticals, Inc. (2)	468	12,308
Mustang Bio, Inc. (2)	1,775	10,561
Mylan NV (2)	7,736	283,138
MyoKardia, Inc. (2)	132	8,606
Myriad Genetics, Inc. (2)	418	19,228
NantKwest, Inc. (2)	1,370	5,069

Natera, Inc. (2)	725	17,357
National Research Corp.	62	2,393
NeoGenomics, Inc. (2)	575	8,826
Neos Therapeutics, Inc. (2)	3,187	15,457
Neurocrine Biosciences, Inc. (2)	23	2,828
NewLink Genetics Corp. (2)	2,377	5,681
Novan, Inc. (2)	7,198	20,082
Novelion Therapeutics, Inc. (2)	3,159	9,351
Novus Therapeutics, Inc. (2)	1,088	5,081
Ocular Therapeutix, Inc. (2)	607	4,176
Omeros Corp. (2)	235	5,736
OncoMed Pharmaceuticals, Inc. (2)	3,084	6,538
OPKO Health, Inc. (2)	2,388	8,262
Organovo Holdings, Inc. (2)	2,837	3,263
Orthofix Medical, Inc. (2)	633	36,594
Otonomy, Inc. (2)	3,267	8,984
OvaScience, Inc. (2)	972	709
Ovid therapeutics, Inc. (2)	363	2,058
Owens & Minor, Inc.	171	2,825
Pacira Pharmaceuticals, Inc./DE (2)	98	4,817
Paratek Pharmaceuticals, Inc. (2)	333	3,230
PDL BioPharma, Inc. (2)	10,205	26,839
Perrigo Co. PLC	1,308	92,606
Pfenex, Inc. (2)	955	4,880
Pfizer, Inc. (5)	32,875	1,448,801
Phibro Animal Health Corp. (2)	530	22,737
Pieris Pharmaceuticals, Inc. (2)	1,609	9,010
PRA Health Sciences, Inc. (2)	498	54,875
Premier, Inc. - Class A (2)	3,746	171,492
Progenics Pharmaceuticals, Inc. (2)	597	3,743
Protagonist Therapeutics, Inc. (2)	805	8,283
Prothena Corp. PLC (2)	92	1,203
Providence Service Corp./The (2)	79	5,315
PTC Therapeutics, Inc. (2)	79	3,713
Puma Biotechnology, Inc. (2)	124	5,685
Quidel Corp. (2)	275	17,922
Quorum Health Corp. (2)	1,134	6,645
Ra Pharmaceuticals, Inc. (2)	1,103	19,953
Radius Health, Inc. (2)	363	6,461
RadNet, Inc. (2)	1,630	24,532
Reata Pharmaceuticals, Inc. (2)	58	4,742
Recro Pharma, Inc. (2)	1,092	7,764
Regeneron Pharmaceuticals, Inc. (2)	1,096	442,828
REGENXBIO, Inc. (2)	129	9,740
ResMed, Inc.	204	23,529
Retrophin, Inc. (2)	578	16,606
Rhythm Pharmaceuticals, Inc. (2)	181	5,280
Rigel Pharmaceuticals, Inc. (2)	1,233	3,958
Sangamo Therapeutics, Inc. (2)	151	2,559
Second Sight Medical Products, Inc. (2)	4,141	7,868
Selecta Biosciences, Inc. (2)	87	1,353
SELLAS Life Sciences Group, Inc. (2)	6,757	8,244
Simulations Plus, Inc.	223	4,505
Spectrum Pharmaceuticals, Inc. (2)	151	2,537
Spring Bank Pharmaceuticals, Inc. (2)	416	5,013
STERIS PLC	986	112,798
Stryker Corp.	1,292	229,563
Supernus Pharmaceuticals, Inc. (2)	144	7,250
Syndax Pharmaceuticals, Inc. (2)	202	1,632
Synlogic, Inc. (2)	699	9,933
Synthetic Biologics, Inc. (2)	2,521	6,555
Syros Pharmaceuticals, Inc. (2)	107	1,274
T2 Biosystems, Inc. (2)	279	2,079
Tabula Rasa HealthCare, Inc. (2)	121	9,824
Tandem Diabetes Care, Inc. (2)	352	15,080
Tenet Healthcare Corp. (2)	993	28,261
TESARO, Inc. (2)	181	7,061
Tetraphase Pharmaceuticals, Inc. (2)	2,447	6,754
Titan Pharmaceuticals, Inc. (2)	1,667	345
Tocagen, Inc. (2)	1,488	23,198
Trevena, Inc. (2)	9,858	20,899
Triple-S Management Corp. (2)	803	15,169
Tyme Technologies, Inc. (2)	515	1,432
United Therapeutics Corp. (2)	496	63,428
UnitedHealth Group, Inc. (5)	3,998	1,063,628
Universal Health Services, Inc.	520	66,477
Unum Therapeutics, Inc. (2)	157	1,617
Utah Medical Products, Inc.	14	1,319
Vanda Pharmaceuticals, Inc. (2)	1,109	25,452

Varex Imaging Corp. (2)	1,235	35,395
VBI Vaccines, Inc. (2)	5,818	14,080
Veracyte, Inc. (2)	1,692	16,159
Verastem, Inc. (2)	161	1,167
Vericel Corp. (2)	237	3,354
Versartis, Inc. (2)	3,324	4,654
Vertex Pharmaceuticals, Inc. (2)	3,188	614,455
Viking Therapeutics, Inc. (2)	414	7,212
Voyager Therapeutics, Inc. (2)	207	3,916
WellCare Health Plans, Inc. (2)	441	141,336
Xencor, Inc. (2)	229	8,924
XOMA Corp. (2)	167	2,934
Zimmer Biomet Holdings, Inc.	3,760	494,327
ZIOPHARM Oncology, Inc. (2)	552	1,766
Zoetis, Inc.	4,432	405,794

		28,520,340

Industrials - 11.3%
AAR Corp.	258	12,356
ACCO Brands Corp.	3,506	39,618
Aerovironment, Inc. (2)	200	22,434
Allison Transmission Holdings, Inc.	5,121	266,343
Applied Industrial Technologies, Inc.	445	34,821
Aqua Metals, Inc. (2)	4,235	10,926
ARC Document Solutions, Inc. (2)	3,189	9,057
ArcBest Corp.	681	33,063
Armstrong Flooring, Inc. (2)	715	12,942
Atkore International Group, Inc. (2)	1,255	33,295
Babcock & Wilcox Enterprises, Inc. (2)	3,490	3,595
Barrett Business Services, Inc.	272	18,164
BG Staffing, Inc.	211	5,739
Blue Bird Corp. (2)	1,810	44,345
Boeing Co./The (5)	4,371	1,625,575
Brady Corp.	1,441	63,044
Builders FirstSource, Inc. (2)	2,422	35,555
Casella Waste Systems, Inc. (2)	1,212	37,645
CBIZ, Inc. (2)	621	14,718
Charah Solutions, Inc. (2)	344	2,718
Commercial Vehicle Group, Inc. (2)	553	5,065
Continental Building Products, Inc. (2)	1,797	67,477
Copa Holdings SA	46	3,673
Copart, Inc. (2)	4,730	243,737
Covenant Transportation Group, Inc. (2)	775	22,522
CSW Industrials, Inc. (2)	432	23,198
CSX Corp.	8,145	603,137
Cummins, Inc. (5)	2,453	358,310
Curtiss-Wright Corp.	270	37,103
Delta Air Lines, Inc.	1,742	100,740
Deluxe Corp.	71	4,043
Douglas Dynamics, Inc.	1,116	48,992
Ducommun, Inc. (2)	752	30,712
DXP Enterprises, Inc./TX (2)	70	2,805
Eagle Bulk Shipping, Inc. (2)	4,689	26,352
Eaton Corp. PLC (5)	9,859	855,071
EMCOR Group, Inc.	1,363	102,375
Emerson Electric Co. (5)	13,127	1,005,266
Encore Wire Corp.	279	13,978
EnerSys	112	9,759
Engility Holdings, Inc. (2)	856	30,807
Ennis, Inc.	939	19,203
EnPro Industries, Inc.	618	45,071
Essendant, Inc.	147	1,885
Esterline Technologies Corp. (2)	575	52,296
Expeditors International of Washington, Inc.	1,966	144,560
Federal Signal Corp.	3,081	82,509
Fortune Brands Home & Security, Inc.	1,111	58,172
Forward Air Corp.	935	67,040
Foundation Building Materials, Inc. (2)	2,091	26,075
FuelCell Energy, Inc. (2)	5,687	6,085
Genco Shipping & Trading, Ltd. (2)	527	7,378
Global Brass & Copper Holdings, Inc.	1,559	57,527
GMS, Inc. (2)	221	5,127
Graco, Inc.	6,522	302,229
Greenbrier Cos., Inc./The	497	29,870
Harris Corp.	2,117	358,218
Harsco Corp. (2)	2,536	72,403
Hawaiian Holdings, Inc.	1,208	48,441
HD Supply Holdings, Inc. (2)	8,310	355,585

HEICO Corp. - Class A (5)	11,427	862,739
Heritage-Crystal Clean, Inc. (2)	533	11,380
Herman Miller, Inc.	1,381	53,030
Hexcel Corp.	741	49,684
Hillenbrand, Inc.	2,756	144,139
HNI Corp.	742	32,826
Hub Group, Inc. (2)	292	13,315
Huntington Ingalls Industries, Inc.	1,410	361,073
Hurco Cos., Inc.	313	14,116
Hyster-Yale Materials Handling, Inc.	287	17,659
ICF International, Inc.	407	30,708
Infrastructure and Energy Alternatives, Inc. (2)	3,911	41,066
Ingersoll-Rand PLC	8,476	867,095
Insteel Industries, Inc.	283	10,154
Interface, Inc.	2,112	49,315
ITT, Inc.	1,633	100,038
JB Hunt Transport Services, Inc.	1,493	177,577
JetBlue Airways Corp. (2)	9,082	175,828
Kadant, Inc.	54	5,824
Kansas City Southern	482	54,601
KAR Auction Services, Inc.	920	54,915
KBR, Inc.	183	3,867
Kelly Services, Inc. - Class A	569	13,673
Kimball International, Inc.	4,543	76,095
Knoll, Inc.	789	18,502
Landstar System, Inc.	2,040	248,880
Lawson Products, Inc./DE (2)	177	6,000
LB Foster Co. (2)	410	8,426
Lincoln Electric Holdings, Inc.	402	37,563
LSC Communications, Inc.	1,330	14,710
LSI Industries, Inc.	1,518	6,983
Lydall, Inc. (2)	427	18,404
ManpowerGroup, Inc.	2,694	231,576
Marten Transport, Ltd.	692	14,567
Masco Corp.	32	1,171
Masonite International Corp. (2)	2,653	170,057
MasTec, Inc. (2)	449	20,048
Matson, Inc.	629	24,934
Maxar Technologies, Ltd.	186	6,151
McGrath RentCorp	317	17,267
Meritor, Inc. (2)	2,039	39,475
Milacron Holdings Corp. (2)	1,501	30,395
Miller Industries, Inc./TN	1,178	31,688
MSC Industrial Direct Co., Inc.	1,594	140,447
Mueller Industries, Inc.	853	24,720
MYR Group, Inc. (2)	38	1,240
Navigant Consulting, Inc.	1,385	31,938
NCI Building Systems, Inc. (2)	2,010	30,452
Nexeo Solutions, Inc. (2)	3,022	37,020
Norfolk Southern Corp.	5,432	980,476
NV5 Global, Inc. (2)	57	4,942
Old Dominion Freight Line, Inc.	1,277	205,929
Omega Flex, Inc.	24	1,708
Orion Group Holdings, Inc. (2)	835	6,304
Oshkosh Corp.	4,459	317,659
PACCAR, Inc.	11,343	773,479
Park-Ohio Holdings Corp.	648	24,851
Patrick Industries, Inc. (2)	408	24,154
PGT Innovations, Inc. (2)	752	16,243
Pitney Bowes, Inc.	1,399	9,905
Proto Labs, Inc. (2)	380	61,465
Quad/Graphics, Inc.	1,245	25,946
Quanta Services, Inc. (2)	8,207	273,950
Raytheon Co.	480	99,197
Resources Connection, Inc.	569	9,445
Robert Half International, Inc.	1,463	102,966
Rockwell Automation, Inc. (5)	1,641	307,720
RR Donnelley & Sons Co.	3,368	18,187
Rush Enterprises, Inc.	774	30,426
Rush Enterprises, Inc.	124	4,946
Ryder System, Inc.	470	34,343
Safe Bulkers, Inc. (2)	2,964	8,536
Saia, Inc. (2)	743	56,802
SkyWest, Inc.	641	37,755
Snap-on, Inc.	7	1,285
SP Plus Corp. (2)	1,002	36,573
Spartan Motors, Inc.	921	13,585
Sparton Corp. (2)	1,144	16,508
Spirit AeroSystems Holdings, Inc. (5)	3,250	297,928

SPX FLOW, Inc. (2)	805	41,860
Steelcase, Inc.	2,935	54,298
Teledyne Technologies, Inc. (2)	444	109,526
Textron, Inc.	10,633	759,941
Timken Co./The	2,607	129,959
Toro Co./The	1,888	113,223
TPI Composites, Inc. (2)	342	9,764
TriMas Corp. (2)	2,101	63,870
Trinity Industries, Inc.	4,651	170,413
Triton International, Ltd./Bermuda	365	12,144
TrueBlue, Inc. (2)	465	12,113
UniFirst Corp./MA	96	16,670
Union Pacific Corp.	8,198	1,334,880
United Continental Holdings, Inc. (2)	9,105	810,891
United Rentals, Inc. (2)	1,059	173,252
Universal Forest Products, Inc.	1,051	37,132
Universal Logistics Holdings, Inc.	336	12,365
Vectrus, Inc. (2)	334	10,417
Veritiv Corp. (2)	51	1,856
VSE Corp.	37	1,226
Wabash National Corp.	982	17,902
Waste Management, Inc.	8,489	767,066
WESCO International, Inc. (2)	1,679	103,175
WW Grainger, Inc.	889	317,737
YRC Worldwide, Inc. (2)	1,696	15,230

		20,994,203

Information Technology - 16.0%
Accenture PLC (5)	5,301	902,230
Adesto Technologies Corp. (2)	320	1,904
Adobe Systems, Inc. (2)(5)	4,031	1,088,168
Advanced Energy Industries, Inc. (2)	450	23,243
Advanced Micro Devices, Inc. (2)	382	11,800
Agilysys, Inc. (2)	107	1,744
Akamai Technologies, Inc. (2)	74	5,413
ALJ Regional Holdings, Inc. (2)	892	1,525
Amdocs, Ltd.	1,615	106,558
American Software, Inc./GA	615	7,460
Amkor Technology, Inc. (2)	11,247	83,115
Apple, Inc. (5)	19,290	4,354,525
Applied Materials, Inc. (5)	15,493	598,804
Arista Networks, Inc. (2)	149	39,613
ARRIS International PLC (2)(5)	7,765	201,812
Aspen Technology, Inc. (2)	2,755	313,822
Avnet, Inc.	2,673	119,670
Black Box Corp. (2)	2,774	2,857
Black Knight, Inc. (2)(5)	607	31,534
Booz Allen Hamilton Holding Corp. (5)	3,947	195,890
Bottomline Technologies DE, Inc. (2)	372	27,048
Broadridge Financial Solutions, Inc.	934	123,241
Brooks Automation, Inc.	343	12,015
CA, Inc. (5)	1,162	51,302
Cabot Microelectronics Corp.	112	11,555
CACI International, Inc. - Class A (2)	619	113,989
Cadence Design Systems, Inc. (2)	4,553	206,342
CDK Global, Inc.	1,941	121,429
CDW Corp./DE	2,644	235,104
ChannelAdvisor Corp. (2)	128	1,594
Ciena Corp. (2)	2,702	84,410
Cirrus Logic, Inc. (2)	455	17,563
Cisco Systems, Inc. (5)	34,253	1,666,408
Cision, Ltd. (2)	242	4,066
Citrix Systems, Inc. (2)	6,385	709,757
Cohu, Inc.	342	8,584
CommVault Systems, Inc. (2)	526	36,820
Comtech Telecommunications Corp.	288	10,446
Conduent, Inc. (2)	2,106	47,427
Control4 Corp. (2)	148	5,081
Convergys Corp.	2,898	68,799
CoreLogic, Inc./United States (2)	750	37,058
CPI Card Group, Inc. (2)	2,863	9,706
DASAN Zhone Solutions, Inc. (2)	336	4,768
Dell Technologies, Inc. - Class V (2)	4,107	398,872
Diebold Nixdorf, Inc.	1,115	5,018
Digi International, Inc. (2)	407	5,474
Diodes, Inc. (2)	288	9,588
Dolby Laboratories, Inc.	41	2,869
Domo, Inc. (2)	1,682	36,079

DSP Group, Inc. (2)	113	1,345
DXC Technology Co.	3,538	330,874
EchoStar Corp. (2)	293	13,586
Endurance International Group Holdings, Inc. (2)	2,419	21,287
Entegris, Inc.	782	22,639
ePlus, Inc. (2)	491	45,516
EVERTEC, Inc.	1,543	37,186
Evo Payments, Inc. (2)	49	1,171
F5 Networks, Inc. (2)	1,594	317,875
Fabrinet (2)	755	34,926
Fair Isaac Corp. (2)	570	130,274
Fortinet, Inc. (2)	3,230	298,032
Fusion Connect, Inc. (2)	605	1,555
Hackett Group, Inc./The	656	13,218
Hewlett Packard Enterprise Co.	24,253	395,566
HP, Inc. (5)	40,434	1,041,984
I3 Verticals, Inc. (2)	254	5,837
Ichor Holdings, Ltd. (2)	355	7,249
Immersion Corp. (2)	448	4,735
Information Services Group, Inc. (2)	2,406	11,501
Insight Enterprises, Inc. (2)	917	49,601
Integrated Device Technology, Inc. (2)	503	23,646
Intel Corp.	21,473	1,015,458
InterDigital, Inc./PA	1,370	109,600
Internap Corp. (2)	991	12,516
International Business Machines Corp. (5)	5,061	765,274
Intevac, Inc. (2)	2,014	10,473
Intuit, Inc. (5)	5,085	1,156,329
j2 Global, Inc.	266	22,038
Jabil, Inc. (5)	5,708	154,573
Juniper Networks, Inc.	18,261	547,282
KEMET Corp. (2)	1,194	22,149
Kimball Electronics, Inc. (2)	841	16,526
KLA-Tencor Corp.	2,688	273,396
Lam Research Corp.	2,834	429,918
Limelight Networks, Inc. (2)	1,227	6,160
LivePerson, Inc. (2)	55	1,427
LogMeIn, Inc.	445	39,650
Majesco (2)	182	1,374
Mastercard, Inc.	3,329	741,069
Maxim Integrated Products, Inc. (5)	1,556	87,743
MAXIMUS, Inc.	665	43,265
Micron Technology, Inc. (2)	8,700	393,501
Microsoft Corp. (5)	29,368	3,358,818
MKS Instruments, Inc.	545	43,682
MoneyGram International, Inc. (2)	1,186	6,345
Motorola Solutions, Inc.	1,899	247,136
Nanometrics, Inc. (2)	376	14,108
Napco Security Technologies, Inc. (2)	118	1,764
NCR Corp. (2)	1,542	43,808
NetApp, Inc.	169	14,515
NETGEAR, Inc. (2)	448	28,157
NetScout Systems, Inc. (2)	230	5,808
Novanta, Inc. (2)	24	1,642
Nuance Communications, Inc. (2)	2,589	44,841
NVE Corp.	58	6,141
NVIDIA Corp. (5)	2,389	671,357
Oclaro, Inc. (2)	1,363	12,185
ON Semiconductor Corp. (2)	6,698	123,444
Oracle Corp. (5)	16,163	833,364
Perficient, Inc. (2)	1,129	30,088
Perspecta, Inc.	3,149	80,992
PFSweb, Inc. (2)	1,076	7,962
Photronics, Inc. (2)	1,236	12,175
Plantronics, Inc.	719	43,356
Progress Software Corp.	1,782	62,887
QAD, Inc.	47	2,663
Quantenna Communications, Inc. (2)	105	1,937
Quantum Corp. (2)	5,304	12,730
Radisys Corp. (2)	5,500	8,965
Red Hat, Inc. (2)	1,044	142,276
Rimini Street, Inc. (2)	733	4,625
RingCentral, Inc. (2)	548	50,991
Rubicon Project, Inc./The (2)	2,690	9,684
Rudolph Technologies, Inc. (2)	735	17,971
Sabre Corp.	2,492	64,991
Sanmina Corp. (2)	359	9,908
ScanSource, Inc. (2)	295	11,771
Science Applications International Corp.	843	67,946

Semtech Corp. (2)	559	31,080
ShotSpotter, Inc. (2)	109	6,681
Skyworks Solutions, Inc.	1,086	98,511
SMART Global Holdings, Inc. (2)	197	5,662
SPS Commerce, Inc. (2)	31	3,076
Super Micro Computer, Inc. (2)	780	16,076
SYNNEX Corp.	1,223	103,588
Synopsys, Inc. (2)	3,505	345,628
Syntel, Inc. (2)	70	2,869
Tech Data Corp. (2)	1,196	85,598
Texas Instruments, Inc. (5)	10,241	1,098,757
TiVo Corp.	1,595	19,858
Trade Desk, Inc./The (2)	53	7,998
Travelport Worldwide, Ltd.	3,639	61,390
TTM Technologies, Inc. (2)	569	9,053
Unisys Corp. (2)	1,337	27,275
Upland Software, Inc. (2)	160	5,170
Verint Systems, Inc. (2)	2,284	114,428
Veritone, Inc. (2)	311	3,244
VirnetX Holding Corp. (2)	1,649	7,668
Web.com Group, Inc. (2)	161	4,492
Western Digital Corp.	6,790	397,487
Western Union Co./The	10,791	205,676
Xcerra Corp. (2)	3,012	42,981
Xerox Corp. (2)	3,448	93,027
Xilinx, Inc.	930	74,558
Zebra Technologies Corp. (2)	431	76,214
Zix Corp. (2)	3,485	19,342

		29,891,843

Materials - 4.0%
AdvanSix, Inc. (2)	1,065	36,157
Avery Dennison Corp.	2,832	306,847
Bemis Co., Inc.	2,058	100,019
Cabot Corp.	818	51,305
Celanese Corp.	1,139	129,846
Chemours Co./The	6,329	249,616
Cleveland-Cliffs, Inc. (2)	768	9,723
Eagle Materials, Inc.	2,087	177,896
Eastman Chemical Co.	9,301	890,292
Flotek Industries, Inc. (2)	1,138	2,731
Freeport-McMoRan, Inc.	16,468	229,235
FutureFuel Corp.	2,353	43,625
Gold Resource Corp.	2,193	11,272
Greif, Inc.	519	29,920
Hawkins, Inc.	171	7,088
Huntsman Corp.	8,981	244,553
Ingevity Corp. (2)	647	65,916
Innophos Holdings, Inc.	534	23,710
Innospec, Inc.	486	37,301
International Paper Co.	2,715	133,442
KMG Chemicals, Inc.	254	19,192
Koppers Holdings, Inc. (2)	452	14,080
Kraton Corp. (2)	1,961	92,461
Kronos Worldwide, Inc.	3,468	56,355
Louisiana-Pacific Corp.	3,487	92,371
LyondellBasell Industries NV (5)	9,769	1,001,420
Minerals Technologies, Inc.	68	4,597
Myers Industries, Inc.	83	1,930
Nucor Corp. (5)	11,275	715,399
Olin Corp.	3,008	77,245
OMNOVA Solutions, Inc. (2)	1,863	18,351
Packaging Corp. of America	5,759	631,705
PolyOne Corp.	466	20,374
Reliance Steel & Aluminum Co. (5)	2,407	205,293
RPM International, Inc.	1,782	115,723
Ryerson Holding Corp. (2)	1,352	15,278
Schnitzer Steel Industries, Inc.	931	25,184
Sonoco Products Co.	794	44,067
Steel Dynamics, Inc. (5)	3,890	175,789
Stepan Co.	1,570	136,606
SunCoke Energy, Inc. (2)	1,436	16,686
Tredegar Corp.	1,665	36,047
Trinseo SA	2,171	169,989
UFP Technologies, Inc. (2)	375	13,781
United States Lime & Minerals, Inc.	243	19,185
United States Steel Corp.	816	24,872
Westlake Chemical Corp.	3,174	263,791

WestRock Co.	13,562	724,753
Worthington Industries, Inc.	40	1,734

		7,514,752

Real Estate Investment Trust - 3.1%
American Assets Trust, Inc.	4,992	186,152
Ashford Hospitality Trust, Inc.	780	4,984
Bluerock Residential Growth REIT, Inc.	3,812	37,358
Brixmor Property Group, Inc.	1,044	18,280
Brookfield Property Partners LP	2,850	59,537
CBL & Associates Properties, Inc.	2,704	10,789
Cedar Realty Trust, Inc.	1,156	5,387
Clipper Realty, Inc.	1,050	14,207
Colony Capital, Inc.	3,220	19,610
CoreCivic, Inc.	1,296	31,532
CoreSite Realty Corp.	200	22,228
Corporate Office Properties Trust	3,060	91,280
DDR Corp.	2,667	35,711
Essex Property Trust, Inc.	2,350	579,769
Extra Space Storage, Inc.	1,292	111,939
Farmland Partners, Inc. (3)	1,627	10,901
Front Yard Residential Corp.	2,916	31,639
GEO Group, Inc./The	2,049	51,553
Gladstone Commercial Corp.	402	7,698
Gladstone Land Corp.	118	1,456
Global Medical REIT, Inc.	742	6,990
Global Net Lease, Inc.	468	9,758
Hersha Hospitality Trust	1,278	28,972
Highwoods Properties, Inc.	979	46,268
Hospitality Properties Trust	1,398	40,318
Host Hotels & Resorts, Inc.	14,338	302,532
Kite Realty Group Trust	4,110	68,432
Lamar Advertising Co.	1,758	136,772
LaSalle Hotel Properties	950	32,861
Lexington Realty Trust (5)	5,018	41,649
Maui Land & Pineapple Co., Inc. (2)	470	6,016
National Health Investors, Inc.	1,474	111,420
New Senior Investment Group, Inc.	886	5,227
Omega Healthcare Investors, Inc.	3,074	100,735
Pebblebrook Hotel Trust	933	33,933
Pennsylvania Real Estate Investment Trust	1,638	15,495
Piedmont Office Realty Trust, Inc.	3,351	63,434
PotlatchDeltic Corp.	939	38,452
Prologis, Inc.	2,011	136,326
PS Business Parks, Inc.	1,149	146,026
Public Storage	1,271	256,272
Rayonier, Inc.	1,584	53,555
RE/MAX Holdings, Inc.	104	4,612
Realogy Holdings Corp.	539	11,125
Redfin Corp. (2)	1,012	18,924
Retail Properties of America, Inc.	8,081	98,507
Retail Value, Inc. (2)	2,757	90,126
Simon Property Group, Inc. (5)	6,120	1,081,710
SL Green Realty Corp.	3,157	307,902
Spirit MTA REIT	483	5,564
STORE Capital Corp.	2,374	65,973
Summit Hotel Properties, Inc.	618	8,362
Tanger Factory Outlet Centers, Inc.	2,732	62,508
Tier REIT, Inc.	2,134	51,429
Trinity Place Holdings, Inc. (2)	1,710	10,414
UDR, Inc.	13,196	533,514
Urstadt Biddle Properties, Inc.	2,121	45,156
VEREIT, Inc.	14,825	107,630
Vornado Realty Trust	2,524	184,252
Washington Prime Group, Inc.	468	3,416

		5,704,577

Utilities - 5.8%
AES Corp./VA (5)	33,070	462,980
ALLETE, Inc.	1,473	110,490
Ameren Corp.	5,706	360,733
American States Water Co.	1,912	116,900
Artesian Resources Corp.	295	10,850
Atlantic Power Corp. (2)	17,103	37,627
Atmos Energy Corp.	8,016	752,783
CenterPoint Energy, Inc. (5)	34,215	946,045
Chesapeake Utilities Corp.	120	10,068
Clearway Energy, Inc. - Class A	6,893	131,243

Connecticut Water Service, Inc.		18	1,249
Consolidated Water Co., Ltd.		1,350	18,698
Evergy, Inc.		464	25,483
Exelon Corp. (5)		24,825	1,083,860
MDU Resources Group, Inc.		29,772	764,843
Middlesex Water Co.		108	5,229
New Jersey Resources Corp.		7,634	351,927
NextEra Energy, Inc.		7,260	1,216,776
NorthWestern Corp.		14,906	874,386
NRG Energy, Inc.		7,348	274,815
OGE Energy Corp.		17,259	626,847
ONE Gas, Inc.		775	63,767
Otter Tail Corp.		616	29,506
Portland General Electric Co.		7,120	324,743
Public Service Enterprise Group, Inc.		16,974	896,057
SJW Group		725	44,334
UGI Corp. (5)		16,740	928,735
Vectren Corp. (5)		326	23,306
Vistra Energy Corp. (2)		12,993	323,232
			10,817,512

Total Common Stocks - Long	(Cost	$156,145,613)	180,620,746

Money Market Registered Investment Companies - 0.9%

Morgan Stanley Government Institutional Fund, 1.92% (4)		16,109	16,109
Meeder Institutional Prime Money Market Fund, 2.05% (6)		1,649,617	1,649,617

Total Money Market Registered Investment Companies	(Cost	$1,665,725)	1,665,726

Total Investments - Long - 97.9%	(Cost	$157,811,338)	182,286,472

Total Securities Sold Short - (33.4%)	(Proceeds Received	$60,802,466)	(62,157,616)

Other Assets less Liabilities - 35.5%			66,158,502

Total Net Assets - 100.0%			186,287,358

Common Stocks - Short - (33.4%)

Communication Services - (0.8%)
Boston Omaha Corp. (2)	(57)	(1,704)
Cardlytics, Inc. (2)	(48)	(1,202)
Central European Media Enterprises, Ltd. (2)	(315)	(1,181)
Daily Journal Corp. (2)	(73)	(17,593)
Entercom Communications Corp.	(1,530)	(12,087)
EW Scripps Co./The	(739)	(12,194)
GCI Liberty, Inc. - Class A (2)	(4,455)	(227,205)
Iridium Communications, Inc. (2)	(296)	(6,660)
Liberty Broadband Corp. - Class A (2)	(200)	(16,866)
Liberty Broadband Corp. - Class C (2)	(8,549)	(720,681)
Liberty Media Corp-Liberty Formula One (2)	(272)	(10,116)
Match Group, Inc. (2)	(325)	(18,821)
Meredith Corp.	(2,431)	(124,103)
Sprint Corp. (2)	(58,813)	(384,637)
Zillow Group, Inc. (2)	(249)	(11,018)

		(1,566,068)

Consumer Discretionary - (2.9%)
Adient PLC	(1,437)	(56,488)
Aptiv PLC	(10,052)	(843,363)
Belmond, Ltd. (2)	(2,308)	(42,121)
Biglari Holdings, Inc. - Class A (2)	(2)	(1,844)
Biglari Holdings, Inc. - Class B (2)	(35)	(6,347)
Caesars Entertainment Corp. (2)	(20,698)	(212,155)
Camping World Holdings, Inc.	(536)	(11,428)
CarMax, Inc. (2)	(4,248)	(317,198)
Carvana Co. (2)	(375)	(22,159)
Century Communities, Inc. (2)	(414)	(10,868)
Chegg, Inc. (2)	(8,734)	(248,308)
Conn's, Inc. (2)	(222)	(7,848)
Container Store Group, Inc./The (2)	(812)	(9,013)
Cooper Tire & Rubber Co.	(2,843)	(80,457)
Dillard's, Inc.	(95)	(7,252)
Dorman Products, Inc. (2)	(388)	(29,845)

Drive Shack, Inc. (2)	(404)	(2,408)
Empire Resorts, Inc. (2)	(299)	(2,781)
Genuine Parts Co.	(657)	(65,306)
Hanesbrands, Inc.	(7,198)	(132,659)
Harley-Davidson, Inc.	(27)	(1,223)
Haverty Furniture Cos., Inc.	(615)	(13,592)
Houghton Mifflin Harcourt Co. (2)	(170)	(1,190)
International Game Technology PLC	(160)	(3,160)
Lennar Corp.	(343)	(16,015)
Lithia Motors, Inc.	(69)	(5,635)
LKQ Corp. (2)	(6,140)	(194,454)
Lumber Liquidators Holdings, Inc. (2)	(255)	(3,950)
Mattel, Inc.	(7,916)	(124,281)
Monro, Inc.	(590)	(41,064)
Motorcar Parts of America, Inc. (2)	(1,355)	(31,775)
National Vision Holdings, Inc. (2)	(1,193)	(53,852)
New York & Co., Inc. (2)	(315)	(1,216)
Newell Brands, Inc.	(665)	(13,500)
PlayAGS, Inc. (2)	(861)	(25,374)
Quotient Technology, Inc. (2)	(551)	(8,541)
Rent-A-Center, Inc./TX	(126)	(1,812)
Rocky Brands, Inc.	(96)	(2,717)
Roku, Inc. (2)	(875)	(63,901)
Service Corp. International/US	(4,557)	(201,419)
Shake Shack, Inc. (2)	(707)	(44,548)
Skyline Champion Corp.	(315)	(9,000)
Sotheby's (2)	(1,528)	(75,162)
Tempur Sealy International, Inc. (2)	(560)	(29,624)
Tesla, Inc. (2)	(2,493)	(660,072)
Tile Shop Holdings, Inc.	(756)	(5,405)
Under Armour, Inc. - Class A (2)	(16,279)	(345,440)
Universal Electronics, Inc. (2)	(76)	(2,991)
VF Corp.	(9,706)	(907,026)
Visteon Corp. (2)	(22)	(2,044)
Wendy's Co./The	(885)	(15,169)
Wolverine World Wide, Inc.	(3,484)	(136,050)
Wyndham Destinations, Inc.	(5,221)	(226,383)
Zoe's Kitchen, Inc. (2)	(565)	(7,187)

		(5,384,620)

Consumer Staples - (1.1%)
Alico, Inc.	(684)	(23,119)
Andersons, Inc./The	(1,786)	(67,243)
B&G Foods, Inc.	(241)	(6,615)
Bunge, Ltd.	(3,129)	(214,994)
Campbell Soup Co.	(5,355)	(196,154)
Castle Brands, Inc. (2)	(4,512)	(4,828)
Chefs' Warehouse, Inc./The (2)	(156)	(5,671)
Church & Dwight Co., Inc.	(4,055)	(240,745)
Coca-Cola Bottling Co. Consolidated	(132)	(24,061)
Farmer Brothers Co. (2)	(910)	(24,024)
Hain Celestial Group, Inc./The (2)	(2,883)	(78,187)
McCormick & Co., Inc./MD	(4,785)	(630,424)
MGP Ingredients, Inc.	(258)	(20,377)
Natural Grocers by Vitamin Cottage, Inc. (2)	(108)	(1,824)
PriceSmart, Inc.	(548)	(44,361)
Rite Aid Corp. (2)	(2,473)	(3,165)
Sanderson Farms, Inc.	(47)	(4,858)
Seaboard Corp.	(3)	(11,130)
Seneca Foods Corp. (2)	(38)	(1,281)
Spectrum Brands Holdings, Inc.	(125)	(9,340)
SUPERVALU, Inc. (2)	(184)	(5,928)
Tootsie Roll Industries, Inc.	(7,373)	(215,660)
WD-40 Co.	(891)	(153,341)

		(1,987,330)

Energy - (0.1%)
Alta Mesa Resources, Inc. (2)	(1,475)	(6,166)
Callon Petroleum Co. (2)	(1,064)	(12,757)
Dril-Quip, Inc. (2)	(733)	(38,299)
Forum Energy Technologies, Inc. (2)	(1,692)	(17,512)
Frank's International NV	(709)	(6,154)
GasLog, Ltd.	(865)	(17,084)
Golar LNG, Ltd.	(709)	(19,710)
Gulfmark Offshore, Inc. (2)	(528)	(19,694)
Halcon Resources Corp. (2)	(4,712)	(21,063)
International Seaways, Inc. (2)	(430)	(8,609)

McDermott International, Inc. (2)	(4)	(74)
NACCO Industries, Inc.	(764)	(25,021)
NCS Multistage Holdings, Inc. (2)	(1,338)	(22,090)
Ring Energy, Inc. (2)	(694)	(6,878)
Scorpio Tankers, Inc.	(2,462)	(4,949)
SEACOR Marine Holdings, Inc. (2)	(226)	(5,114)
SemGroup Corp.	(1,200)	(26,460)
Smart Sand, Inc. (2)	(240)	(986)
Teekay Corp.	(1,351)	(9,106)
Tellurian, Inc. (2)	(554)	(4,969)

		(272,695)

Financials - (10.5%)
Access National Corp.	(887)	(24,047)
Allegiance Bancshares, Inc. (2)	(358)	(14,929)
American International Group, Inc.	(16,204)	(862,701)
Ameris Bancorp	(4,898)	(223,839)
AmTrust Financial Services, Inc.	(15,530)	(225,496)
Anworth Mortgage Asset Corp.	(23,152)	(107,194)
ARMOUR Residential REIT, Inc.	(2,710)	(60,840)
Aspen Insurance Holdings, Ltd.	(2,813)	(117,583)
Associated Capital Group, Inc.	(861)	(36,636)
Atlantic Capital Bancshares, Inc. (2)	(2,466)	(41,306)
AXA Equitable Holdings, Inc.	(841)	(18,039)
Banc of California, Inc.	(6,394)	(120,847)
Bank of Hawaii Corp.	(6,002)	(473,618)
Bank of Princeton/The (2)	(1,109)	(33,869)
Bank OZK	(991)	(37,618)
Berkshire Hills Bancorp, Inc.	(238)	(9,687)
BlackRock, Inc.	(1,060)	(499,610)
Blackstone Mortgage Trust, Inc.	(26,146)	(876,152)
Boston Private Financial Holdings, Inc.	(84)	(1,147)
Bridge Bancorp, Inc.	(1,363)	(45,252)
Brighthouse Financial, Inc. (2)	(4,598)	(203,416)
Business First Bancshares, Inc.	(2,286)	(60,693)
Byline Bancorp, Inc. (2)	(2,049)	(46,512)
Capitol Federal Financial, Inc.	(1,399)	(17,823)
Capstar Financial Holdings, Inc.	(1,409)	(23,530)
Capstead Mortgage Corp.	(20,242)	(160,114)
Cboe Global Markets, Inc.	(202)	(19,384)
CBTX, Inc.	(755)	(26,833)
Charles Schwab Corp./The	(6,944)	(341,298)
Chubb, Ltd.	(5,675)	(758,407)
Citizens, Inc./TX (2)	(2,281)	(19,160)
City Holding Co.	(475)	(36,480)
Cohen & Steers, Inc.	(1,018)	(41,341)
Columbia Banking System, Inc.	(1,047)	(40,592)
Columbia Financial, Inc. (2)	(11,210)	(187,207)
Community Financial Corp./The	(114)	(3,811)
Cowen, Inc. (2)	(2,374)	(38,696)
CVB Financial Corp.	(1,010)	(22,543)
Eagle Bancorp, Inc. (2)	(1,039)	(52,573)
Eaton Vance Corp.	(202)	(10,617)
Enstar Group, Ltd. (2)	(323)	(67,346)
Federated Investors, Inc.	(1,081)	(26,074)
FGL Holdings (2)	(21,576)	(193,105)
First Bank/Hamilton NJ	(1,123)	(14,767)
First Financial Bankshares, Inc.	(5,339)	(315,535)
First Foundation, Inc. (2)	(4,862)	(75,944)
First Horizon National Corp.	(35,270)	(608,760)
First Internet Bancorp	(1,869)	(56,911)
First of Long Island Corp./The	(4,181)	(90,937)
First Republic Bank/CA	(9,096)	(873,216)
Flagstar Bancorp, Inc. (2)	(3,749)	(117,981)
Flushing Financial Corp.	(1,228)	(29,963)
Franklin Resources, Inc.	(4,959)	(150,803)
GAIN Capital Holdings, Inc.	(2,789)	(18,129)
GAMCO Investors, Inc.	(385)	(9,017)
German American Bancorp, Inc.	(3,073)	(108,415)
Glacier Bancorp, Inc.	(9,046)	(389,792)
Goldman Sachs Group, Inc./The	(3,547)	(795,379)
Guaranty Bancshares, Inc./TX	(538)	(16,264)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	(8,554)	(183,654)
HarborOne Bancorp, Inc. (2)	(3,223)	(61,624)
HCI Group, Inc.	(766)	(33,513)
Hilltop Holdings, Inc.	(6,290)	(126,869)
Home BancShares, Inc./AR	(25,355)	(555,275)
Howard Bancorp, Inc. (2)	(1,545)	(27,347)

IBERIABANK Corp.	(370)	(30,100)
Independent Bank Group, Inc.	(357)	(23,669)
Invesco, Ltd.	(4,730)	(108,222)
Investors Bancorp, Inc.	(56,177)	(689,292)
Kearny Financial Corp./MD	(6,253)	(86,604)
Lakeland Financial Corp.	(5,950)	(276,556)
LCNB Corp.	(142)	(2,648)
LegacyTexas Financial Group, Inc.	(386)	(16,444)
LendingClub Corp. (2)	(735)	(2,852)
Lincoln National Corp.	(2,554)	(172,804)
Markel Corp. (2)	(206)	(244,829)
MarketAxess Holdings, Inc.	(491)	(87,639)
MetLife, Inc.	(9,153)	(427,628)
Midland States Bancorp, Inc.	(2,038)	(65,420)
MidSouth Bancorp, Inc.	(2,204)	(33,942)
National Bank Holdings Corp.	(1,047)	(39,420)
NBT Bancorp, Inc.	(2,494)	(95,720)
New York Community Bancorp, Inc.	(22,220)	(230,421)
New York Mortgage Trust, Inc.	(44,455)	(270,286)
NI Holdings, Inc. (2)	(766)	(12,922)
Northfield Bancorp, Inc.	(1,956)	(31,140)
Orchid Island Capital, Inc.	(10,443)	(75,712)
Origin Bancorp, Inc.	(986)	(37,123)
Pacific Premier Bancorp, Inc. (2)	(1,161)	(43,189)
Pinnacle Financial Partners, Inc.	(7,539)	(453,471)
PRA Group, Inc. (2)	(1,466)	(52,776)
Prosperity Bancshares, Inc.	(2,557)	(177,328)
Raymond James Financial, Inc.	(1,161)	(106,870)
Redwood Trust, Inc.	(3,712)	(60,283)
Reliant Bancorp, Inc.	(949)	(24,266)
RenaissanceRe Holdings, Ltd.	(3,000)	(400,740)
Republic First Bancorp, Inc. (2)	(8,198)	(58,616)
SB One Bancorp	(819)	(20,639)
ServisFirst Bancshares, Inc.	(9,020)	(353,133)
Signature Bank/New York NY	(5,306)	(609,341)
SLM Corp. (2)	(10,369)	(115,614)
Southside Bancshares, Inc.	(3,478)	(121,034)
Starwood Property Trust, Inc.	(12,354)	(265,858)
State Auto Financial Corp.	(1,239)	(37,839)
Sterling Bancorp/DE	(32,502)	(715,044)
Stifel Financial Corp.	(535)	(27,424)
Stock Yards Bancorp, Inc.	(442)	(16,045)
Texas Capital Bancshares, Inc. (2)	(2,846)	(235,222)
TFS Financial Corp.	(23,043)	(345,875)
Tompkins Financial Corp.	(1,225)	(99,458)
Trupanion, Inc. (2)	(91)	(3,251)
Two Harbors Investment Corp.	(18,255)	(272,547)
Unum Group	(931)	(36,374)
Value Line, Inc.	(120)	(2,988)
Virtu Financial, Inc.	(111)	(2,270)
Virtus Investment Partners, Inc.	(654)	(74,393)
Voya Financial, Inc.	(5,558)	(276,066)
Westamerica Bancorporation	(10,999)	(661,700)
WisdomTree Investments, Inc.	(9,200)	(78,016)

		(19,697,123)

Healthcare - (0.4%)
Acadia Healthcare Co., Inc. (2)	(1,511)	(53,187)
Accelerate Diagnostics, Inc. (2)	(549)	(12,600)
Adamas Pharmaceuticals, Inc. (2)	(256)	(5,125)
Alder Biopharmaceuticals, Inc. (2)	(1,327)	(22,095)
Antares Pharma, Inc. (2)	(726)	(2,439)
BioScrip, Inc. (2)	(1,607)	(4,982)
Brookdale Senior Living, Inc. (2)	(521)	(5,121)
Castlight Health, Inc. (2)	(438)	(1,183)
Catalyst Biosciences, Inc. (2)	(366)	(3,945)
Cerus Corp. (2)	(7,894)	(56,916)
Concert Pharmaceuticals, Inc. (2)	(237)	(3,517)
Envision Healthcare Corp. (2)	(711)	(32,514)
Evolent Health, Inc. (2)	(704)	(19,994)
Flexion Therapeutics, Inc. (2)	(143)	(2,676)
Fluidigm Corp. (2)	(1,394)	(10,441)
GlycoMimetics, Inc. (2)	(595)	(8,568)
Henry Schein, Inc. (2)	(941)	(80,013)
Inovalon Holdings, Inc. (2)	(825)	(8,291)
Inspire Medical Systems, Inc. (2)	(381)	(16,032)
Insulet Corp. (2)	(24)	(2,543)
Invacare Corp.	(2,034)	(29,595)

Medicines Co./The (2)	(1,007)	(30,119)
Quanterix Corp. (2)	(460)	(9,853)
Rocket Pharmaceuticals, Inc. (2)	(805)	(19,819)
Sage Therapeutics, Inc. (2)	(25)	(3,531)
Sientra, Inc. (2)	(938)	(22,399)
Surgery Partners, Inc. (2)	(343)	(5,660)
Teladoc Health, Inc. (2)	(402)	(34,713)
Theravance Biopharma, Inc. (2)	(128)	(4,182)
Tivity Health, Inc. (2)	(1,729)	(55,587)
ViewRay, Inc. (2)	(1,330)	(12,449)
Wright Medical Group NV (2)	(2,812)	(81,604)

		(661,693)

Industrials - (6.0%)
AAON, Inc.	(4,663)	(176,261)
ABM Industries, Inc.	(3,199)	(103,168)
Actuant Corp.	(1,687)	(47,067)
Aerojet Rocketdyne Holdings, Inc. (2)	(603)	(20,496)
Air Lease Corp.	(1,695)	(77,767)
Air Transport Services Group, Inc. (2)	(1,412)	(30,316)
Alaska Air Group, Inc.	(2,742)	(188,814)
Allegiant Travel Co.	(413)	(52,368)
Allegion PLC	(3,198)	(289,643)
AMERCO	(68)	(24,252)
American Airlines Group, Inc.	(2,871)	(118,658)
American Woodmark Corp. (2)	(105)	(8,237)
Arconic, Inc.	(11,767)	(258,992)
Astec Industries, Inc.	(1,537)	(77,480)
Astronics Corp. (2)	(317)	(13,790)
Atlas Air Worldwide Holdings, Inc. (2)	(110)	(7,013)
Avis Budget Group, Inc. (2)	(638)	(20,505)
Beacon Roofing Supply, Inc. (2)	(1,572)	(56,891)
Brink's Co./The	(1,260)	(87,885)
Caesarstone, Ltd.	(361)	(6,697)
CAI International, Inc. (2)	(855)	(19,554)
CIRCOR International, Inc.	(858)	(40,755)
Colfax Corp. (2)	(7,308)	(263,526)
CompX International, Inc.	(89)	(1,210)
CoStar Group, Inc. (2)	(1,328)	(558,876)
Covanta Holding Corp.	(1,272)	(20,670)
Cubic Corp.	(875)	(63,919)
Daseke, Inc. (2)	(3,292)	(26,402)
Deere & Co.	(5,646)	(848,763)
Dover Corp.	(3,374)	(298,700)
Dycom Industries, Inc. (2)	(386)	(32,656)
Echo Global Logistics, Inc. (2)	(405)	(12,535)
Energy Recovery, Inc. (2)	(2,066)	(18,491)
Equifax, Inc.	(1,749)	(228,367)
Evoqua Water Technologies Corp. (2)	(1,861)	(33,089)
Flowserve Corp.	(4,004)	(218,979)
Franklin Covey Co. (2)	(1,680)	(39,732)
FreightCar America, Inc.	(1,982)	(31,851)
Gates Industrial Corp. PLC (2)	(10,037)	(195,722)
GATX Corp.	(76)	(6,581)
General Electric Co.	(67,522)	(762,323)
Gibraltar Industries, Inc. (2)	(1,004)	(45,782)
Graham Corp.	(556)	(15,663)
Granite Construction, Inc.	(188)	(8,592)
HC2 Holdings, Inc. (2)	(1,943)	(11,891)
Healthcare Services Group, Inc.	(5,728)	(232,671)
Heartland Express, Inc.	(2,198)	(43,367)
HEICO Corp.	(10,398)	(962,959)
Herc Holdings, Inc. (2)	(24)	(1,229)
Hertz Global Holdings, Inc. (2)	(706)	(11,529)
Huron Consulting Group, Inc. (2)	(341)	(16,845)
IHS Markit, Ltd. (2)	(7,196)	(388,296)
JELD-WEN Holding, Inc. (2)	(1,977)	(48,753)
John Bean Technologies Corp.	(782)	(93,293)
KeyW Holding Corp./The (2)	(1,489)	(12,895)
Knight-Swift Transportation Holdings, Inc.	(7,200)	(248,256)
Kratos Defense & Security Solutions, Inc. (2)	(5,191)	(76,723)
Lindsay Corp.	(1,268)	(127,104)
Lockheed Martin Corp.	(526)	(181,975)
Manitex International, Inc. (2)	(563)	(5,928)
Manitowoc Co., Inc./The (2)	(1,630)	(39,104)
Matthews International Corp.	(1,006)	(50,451)
Mercury Systems, Inc. (2)	(961)	(53,163)
Middleby Corp./The (2)	(526)	(68,038)

Multi-Color Corp.	(1,407)	(87,586)
Nielsen Holdings PLC	(721)	(19,943)
NN, Inc.	(1,648)	(25,709)
Northwest Pipe Co. (2)	(971)	(19,177)
NOW, Inc. (2)	(1,242)	(20,555)
Pentair PLC	(12,115)	(525,185)
PICO Holdings, Inc.	(4,721)	(59,249)
Reis, Inc.	(200)	(4,600)
REV Group, Inc.	(2,079)	(32,640)
Rockwell Collins, Inc.	(1,226)	(172,216)
Roper Technologies, Inc.	(2,553)	(756,224)
Scorpio Bulkers, Inc.	(3,986)	(28,899)
SiteOne Landscape Supply, Inc. (2)	(102)	(7,685)
Spirit Airlines, Inc. (2)	(4,602)	(216,156)
Sun Hydraulics Corp.	(2,077)	(113,778)
Sunrun, Inc. (2)	(686)	(8,534)
Team, Inc. (2)	(1,003)	(22,568)
Titan International, Inc.	(3,210)	(23,818)
TransDigm Group, Inc. (2)	(119)	(44,304)
TriNet Group, Inc. (2)	(1,682)	(94,730)
Tutor Perini Corp. (2)	(1,026)	(19,289)
USG Corp.	(1,132)	(49,027)
Vivint Solar, Inc. (2)	(1,361)	(7,077)
WageWorks, Inc. (2)	(1,167)	(49,889)
Welbilt, Inc. (2)	(3,098)	(64,686)
Willdan Group, Inc. (2)	(402)	(13,652)
Willscot Corp. (2)	(7,337)	(125,830)
Woodward, Inc.	(496)	(40,107)
XPO Logistics, Inc. (2)	(3,016)	(344,337)

		(11,130,958)

Information Technology - (3.2%)
2U, Inc. (2)	(613)	(46,091)
Acacia Communications, Inc. (2)	(537)	(22,216)
ACM Research, Inc. (2)	(527)	(5,834)
Altair Engineering, Inc. (2)	(1,043)	(45,318)
Alteryx, Inc. (2)	(127)	(7,266)
Ambarella, Inc. (2)	(556)	(21,506)
Apptio, Inc. (2)	(1,223)	(45,202)
Aquantia Corp. (2)	(577)	(7,380)
Asure Software, Inc. (2)	(961)	(11,936)
Belden, Inc.	(1,092)	(77,980)
Benefitfocus, Inc. (2)	(34)	(1,375)
Black Knight, Inc. (2)	(607)	(31,534)
Blackbaud, Inc.	(948)	(96,203)
Box, Inc. (2)	(104)	(2,487)
Calix, Inc. (2)	(241)	(1,952)
Carbon Black, Inc. (2)	(1,129)	(23,912)
Ceridian HCM Holding, Inc. (2)	(2,752)	(115,667)
CEVA, Inc. (2)	(256)	(7,360)
Cognex Corp.	(4,749)	(265,089)
Coherent, Inc. (2)	(17)	(2,927)
Cray, Inc. (2)	(238)	(5,117)
CSG Systems International, Inc.	(578)	(23,201)
Daktronics, Inc.	(1,757)	(13,775)
Ebix, Inc.	(1,810)	(143,262)
Ellie Mae, Inc. (2)	(74)	(7,013)
Everi Holdings, Inc. (2)	(860)	(7,886)
FARO Technologies, Inc. (2)	(71)	(4,569)
Finisar Corp. (2)	(2,193)	(41,777)
FireEye, Inc. (2)	(7,335)	(124,695)
Fitbit, Inc. (2)	(1,725)	(9,229)
ForeScout Technologies, Inc. (2)	(71)	(2,681)
Gartner, Inc. - Class A (2)	(5,837)	(925,165)
Global Payments, Inc.	(4,082)	(520,047)
GTT Communications, Inc. (2)	(28)	(1,215)
Harmonic, Inc. (2)	(814)	(4,477)
II-VI, Inc. (2)	(120)	(5,676)
Infinera Corp. (2)	(2,764)	(20,177)
Inphi Corp. (2)	(987)	(37,486)
Instructure, Inc. (2)	(33)	(1,168)
Iteris, Inc. (2)	(1,175)	(6,322)
Itron, Inc. (2)	(1,089)	(69,914)
Knowles Corp. (2)	(2,704)	(44,940)
MACOM Technology Solutions Holdings, Inc. (2)	(693)	(14,276)
MaxLinear, Inc. (2)	(1,726)	(34,313)
Mesa Laboratories, Inc.	(43)	(7,982)
Microchip Technology, Inc.	(11,240)	(886,948)

MINDBODY, Inc. (2)	(1,036)	(42,113)
MobileIron, Inc. (2)	(839)	(4,447)
NeoPhotonics Corp. (2)	(494)	(4,100)
OSI Systems, Inc. (2)	(374)	(28,540)
Park City Group, Inc. (2)	(321)	(3,242)
PDF Solutions, Inc. (2)	(676)	(6,104)
PROS Holdings, Inc. (2)	(2,897)	(101,453)
Rogers Corp. (2)	(31)	(4,567)
SailPoint Technologies Holding, Inc. (2)	(768)	(26,127)
ServiceSource International, Inc. (2)	(2,980)	(8,493)
Square, Inc. (2)	(2,657)	(263,070)
SS&C Technologies Holdings, Inc.	(1,363)	(77,459)
Switch, Inc.	(4,834)	(52,207)
Telenav, Inc. (2)	(339)	(1,712)
Teradata Corp. (2)	(3,314)	(124,971)
Tucows, Inc. (2)	(118)	(6,579)
Universal Display Corp.	(589)	(69,443)
ViaSat, Inc. (2)	(4,975)	(318,151)
Virtusa Corp. (2)	(1,108)	(59,511)
Workday, Inc. (2)	(6,099)	(890,332)
Zscaler, Inc. (2)	(711)	(28,995)

		(5,924,162)

Materials - (2.5%)
Advanced Emissions Solutions, Inc.	(1,200)	(14,352)
AK Steel Holding Corp. (2)	(1,239)	(6,071)
Albemarle Corp.	(5,491)	(547,892)
Allegheny Technologies, Inc. (2)	(3,332)	(98,461)
Ardagh Group SA	(400)	(6,676)
Ball Corp.	(20,762)	(913,320)
Boise Cascade Co.	(284)	(10,451)
Century Aluminum Co. (2)	(646)	(7,733)
Commercial Metals Co.	(1,379)	(28,297)
Compass Minerals International, Inc.	(1,170)	(78,624)
Crown Holdings, Inc. (2)	(10,652)	(511,296)
Ferroglobe PLC Contingent Value Rights (2)(8)	(2,326)	0
FMC Corp.	(6,160)	(537,029)
Graphic Packaging Holding Co.	(13,372)	(187,342)
Haynes International, Inc.	(1,326)	(47,073)
HB Fuller Co.	(2,262)	(116,878)
Hecla Mining Co.	(7,795)	(21,748)
International Flavors & Fragrances, Inc.	(666)	(92,654)
KapStone Paper and Packaging Corp.	(6,364)	(215,803)
Martin Marietta Materials, Inc.	(682)	(124,090)
Neenah, Inc.	(1,121)	(96,742)
PH Glatfelter Co.	(1,371)	(26,200)
Schweitzer-Mauduit International, Inc.	(266)	(10,190)
Scotts Miracle-Gro Co./The	(551)	(43,380)
Sealed Air Corp.	(9,310)	(373,797)
Sensient Technologies Corp.	(2,678)	(204,894)
Summit Materials, Inc. (2)	(2,992)	(54,395)
Synalloy Corp. (2)	(127)	(2,902)
Tahoe Resources, Inc. (2)	(5,022)	(14,011)
TimkenSteel Corp. (2)	(2,528)	(37,591)
Tronox, Ltd.	(1,991)	(23,792)
US Concrete, Inc. (2)	(336)	(15,406)
Valvoline, Inc.	(1,847)	(39,729)
Vulcan Materials Co.	(1,056)	(117,427)
Warrior Met Coal, Inc.	(416)	(11,249)
WR Grace & Co.	(753)	(53,809)

		(4,691,304)

Real Estate Investment Trust - (0.8%)
Acadia Realty Trust	(663)	(18,584)
Alexander & Baldwin, Inc.	(3,402)	(77,191)
Brandywine Realty Trust	(4,794)	(75,362)
City Office REIT, Inc.	(3,724)	(46,997)
CorEnergy Infrastructure Trust, Inc.	(1,215)	(45,660)
Crown Castle International Corp.	(6,978)	(776,861)
Easterly Government Properties, Inc.	(2,340)	(45,326)
Equity Commonwealth	(3,027)	(97,136)
First Industrial Realty Trust, Inc.	(2,395)	(75,203)
Healthcare Trust of America, Inc. - Class A	(244)	(6,507)
JBG SMITH Properties	(1,763)	(64,931)
Medical Properties Trust, Inc.	(3,218)	(47,980)
One Liberty Properties, Inc.	(600)	(16,668)

RMR Group, Inc./The		(174)	(16,147)
Select Income REIT		(460)	(10,092)

			(1,420,645)

Utilities - (5.1%)
Alliant Energy Corp.		(9,853)	(419,442)
Black Hills Corp.		(7,889)	(458,272)
Cadiz, Inc. (2)		(844)	(9,411)
Dominion Energy, Inc.		(12,636)	(888,058)
Edison International		(12,022)	(813,649)
Entergy Corp.		(1,721)	(139,625)
FirstEnergy Corp.		(23,993)	(891,820)
Hawaiian Electric Industries, Inc.		(25,360)	(902,562)
NiSource, Inc.		(33,336)	(830,733)
Northwest Natural Gas Co.		(7,321)	(489,775)
Ormat Technologies, Inc.		(157)	(8,495)
Pattern Energy Group, Inc.		(4,398)	(87,388)
PG&E Corp.		(16,899)	(777,523)
PPL Corp.		(30,337)	(887,661)
RGC Resources, Inc.		(98)	(2,618)
SCANA Corp.		(2,764)	(107,492)
Sempra Energy		(7,797)	(886,909)
South Jersey Industries, Inc.		(20,923)	(737,954)
TerraForm Power, Inc.		(6,964)	(80,434)
York Water Co./The		(40)	(1,197)

			(9,421,018)

Total Securities Sold Short	(Proceeds Received	$60,802,466)	(62,157,616)

Trustee Deferred Compensation (7)

Meeder Aggressive Allocation Fund		558	6,132
Meeder Balanced Fund		318	3,819
Meeder Dynamic Allocation Fund		203	2,320
Meeder Muirfield Fund		584	4,684
Meeder Conservative Allocation Fund		94	2,114

Total Trustee Deferred Compensation	(Cost	$17,807)	19,069

Futures Contracts

	Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation)($)
Index Futures
Mini MSCI EAFE Index Futures	103	12/21/2018	10,173,825	99,980
Russell 2000 Mini Index Futures	65	12/21/2018	5,527,600	(61,741)
Standard & Poors 500 Mini Futures	377	12/21/2018	55,023,150	286,521
E-mini Standard & Poors MidCap 400 Futures	68	12/21/2018	13,771,360	(183,815)

Total Futures Contracts	613		84,495,935	140,945

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
•	Level 1 - quoted prices in active markets for identical securities
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2018 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (9)
Level 1 - Quoted Prices	$182,286,472	$140,945
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$182,286,472	$140,945

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Represents non-income producing securities.

(3)	All or a portion of the security is on loan.

(4)	Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at September 30, 2018.

(5)	All or a portion of the security is held as collateral for securities sold short. The total fair value of this collateral on September 30, 2018 was $45,779,528.

(6)	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2018.

(7)	Assets of affiliates to the Spectrum Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(8)	Fair valued security deemed as Level 3 security.

(9)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

Schedule of Investments

September 30, 2018 (unaudited)

Global Allocation Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - 39.1%

Communication Services - 3.7%
Alphabet, Inc. - Class A (2)	96	115,880
Alphabet, Inc. - Class C (2)	375	447,551
AMC Entertainment Holdings, Inc.	222	4,551
AMC Networks, Inc. (2)	229	15,192
AT&T, Inc.	1,931	64,843
Beasley Broadcast Group, Inc.	47	324
Cable One, Inc.	14	12,371
Comcast Corp. - Class A	2,051	72,626
DHI Group, Inc. (2)	406	853
Entravision Communications Corp.	319	1,563
Facebook, Inc. (2)	2,023	332,703
Frontier Communications Corp.	291	1,889
Gannett Co., Inc.	690	6,907
Glu Mobile, Inc. (2)	328	2,444
Gray Television, Inc. (2)	186	3,255
Intelsat SA (2)	82	2,460
John Wiley & Sons, Inc.	285	17,271
Liberty Media Corp-Liberty SiriusXM (2)	98	4,258
Liberty TripAdvisor Holdings, Inc. (2)	207	3,074
Marcus Corp./The	245	10,302
MDC Partners, Inc. (2)	64	266
Meet Group, Inc./The (2)	78	386
MSG Networks, Inc. (2)	226	5,831
National CineMedia, Inc.	317	3,357
New Media Investment Group, Inc.	273	4,283
Nexstar Media Group, Inc.	67	5,454
NII Holdings, Inc. (2)	41	240
QuinStreet, Inc. (2)	116	1,574
Rosetta Stone, Inc. (2)	315	6,265
TechTarget, Inc. (2)	101	1,961
Telephone & Data Systems, Inc.	202	6,147
T-Mobile US, Inc. (2)	3,027	212,435
Travelzoo (2)	68	806
tronc, Inc. (2)	186	3,037
Twenty-First Century Fox, Inc. - Class A	5,056	234,244
Twenty-First Century Fox, Inc. - Class B	4,405	201,837
Verizon Communications, Inc.	6,908	368,818
Viacom, Inc.	1,467	49,526
Vonage Holdings Corp. (2)	216	3,059
Walt Disney Co./The	1,220	142,667
World Wrestling Entertainment, Inc.	118	11,414
XO Group, Inc. (2)	93	3,207

		2,387,131

Consumer Discretionary - 3.4%
1-800-Flowers.com, Inc. (2)	273	3,221
Abercrombie & Fitch Co.	78	1,647
Amazon.com, Inc. (2)	372	745,116
American Axle & Manufacturing Holdings, Inc. (2)	310	5,406
American Eagle Outfitters, Inc.	277	6,878
American Public Education, Inc. (2)	58	1,917
Ascena Retail Group, Inc. (2)	57	260
Ascent Capital Group, Inc. (2)	380	673
Bassett Furniture Industries, Inc.	230	4,888
Bed Bath & Beyond, Inc.	363	5,445
Best Buy Co., Inc.	1,120	88,883
Big Lots, Inc.	5	209
Burlington Stores, Inc. (2)	41	6,680
Cambium Learning Group, Inc. (2)	137	1,622
Carrols Restaurant Group, Inc. (2)	26	380
Carter's, Inc.	114	11,240
Cavco Industries, Inc. (2)	6	1,518

Chico's FAS, Inc.	210	1,821
Cooper-Standard Holdings, Inc. (2)	46	5,519
Deckers Outdoor Corp. (2)	2	237
Dick's Sporting Goods, Inc.	64	2,271
Domino's Pizza, Inc.	52	15,330
Etsy, Inc. (2)	266	13,667
Express, Inc. (2)	105	1,161
Five Below, Inc. (2)	24	3,121
Foot Locker, Inc.	208	10,604
GameStop Corp.	39	596
Gentex Corp.	695	14,915
Group 1 Automotive, Inc.	54	3,505
H&R Block, Inc.	482	12,412
Hibbett Sports, Inc. (2)	18	338
Home Depot, Inc./The	690	142,934
Hooker Furniture Corp.	98	3,312
J Alexander's Holdings, Inc. (2)	197	2,344
J. Jill, Inc. (2)	79	488
Johnson Outdoors, Inc.	8	744
Kohl's Corp.	78	5,815
Lands' End, Inc. (2)	34	597
La-Z-Boy, Inc.	110	3,476
Lear Corp.	710	102,950
Liberty Expedia Holdings, Inc. (2)	712	33,492
Lululemon Athletica, Inc. (2)	217	35,260
Macy's, Inc.	371	12,885
MCBC Holdings, Inc. (2)	73	2,619
Michael Kors Holdings, Ltd. (2)	490	33,594
Nautilus, Inc. (2)	55	767
NVR, Inc. (2)	12	29,650
Penn National Gaming, Inc. (2)	74	2,436
Pinnacle Entertainment, Inc. (2)	809	27,255
Ross Stores, Inc.	2,234	221,389
Stoneridge, Inc. (2)	82	2,437
Sturm Ruger & Co., Inc.	9	621
Target Corp.	2,622	231,287
Taylor Morrison Home Corp. (2)	851	15,352
Tilly's, Inc. - Class A	21	398
TJX Cos., Inc./The	2,238	250,701
TopBuild Corp. (2)	35	1,989
Tower International, Inc.	71	2,148
Town Sports International Holdings, Inc. (2)	124	1,073
Tupperware Brands Corp.	301	10,068
Turtle Beach Corp. (2)	8	160
Weyco Group, Inc.	42	1,478
Wyndham Hotels & Resorts, Inc.	727	40,399
ZAGG, Inc. (2)	122	1,800
		2,193,398

Consumer Staples - 0.6%
Costco Wholesale Corp.	280	65,766
Flowers Foods, Inc.	7	131
Keurig Dr Pepper, Inc.	8,269	191,593
Kroger Co./The	2,442	71,087
Tyson Foods, Inc.	725	43,159
Walmart, Inc.	435	40,851

		412,587

Energy - 3.3%
Abraxas Petroleum Corp. (2)	325	757
Adams Resources & Energy, Inc.	25	1,062
Amyris, Inc. (2)	94	746
Andeavor	728	111,748
Arch Coal, Inc.	58	5,185
Archrock, Inc.	275	3,355
Cactus, Inc. (2)	198	7,579
California Resources Corp. (2)	9	437
Chevron Corp.	1,732	211,789
ConocoPhillips	3,462	267,959
CONSOL Energy, Inc. (2)	39	1,592
Continental Resources, Inc./OK (2)	556	37,964
Covia Holdings Corp. (2)	419	3,758

CVR Energy, Inc.	129	5,188
Dawson Geophysical Co. (2)	99	613
Delek US Holdings, Inc.	150	6,365
Denbury Resources, Inc. (2)	667	4,135
Earthstone Energy, Inc. (2)	24	225
Energen Corp. (2)	360	31,021
Energy Fuels, Inc./Canada (2)	47	154
Era Group, Inc. (2)	89	1,099
Evolution Petroleum Corp.	401	4,431
Exxon Mobil Corp.	3,526	299,781
FTS International, Inc. (2)	453	5,341
Gulfport Energy Corp. (2)	518	5,392
Hallador Energy Co.	245	1,524
HollyFrontier Corp.	353	24,675
Independence Contract Drilling, Inc. (2)	40	198
Keane Group, Inc. (2)	211	2,610
Liberty Oilfield Services, Inc.	151	3,257
Mammoth Energy Services, Inc.	56	1,630
Marathon Oil Corp.	3,703	86,206
Marathon Petroleum Corp.	2,601	208,002
Matrix Service Co. (2)	293	7,222
Midstates Petroleum Co., Inc. (2)	241	2,147
Northern Oil and Gas, Inc. (2)	136	544
Occidental Petroleum Corp.	3,002	246,674
Overseas Shipholding Group, Inc. (2)	207	652
Pacific Ethanol, Inc. (2)	228	433
Par Pacific Holdings, Inc. (2)	280	5,712
PBF Energy, Inc.	257	12,827
Peabody Energy Corp.	328	11,690
Penn Virginia Corp. (2)	22	1,772
Phillips 66	2,029	228,709
Pioneer Energy Services Corp. (2)	239	705
Profire Energy, Inc. (2)	268	855
Renewable Energy Group, Inc. (2)	15	432
SandRidge Energy, Inc. (2)	231	2,511
SEACOR Holdings, Inc. (2)	42	2,075
SilverBow Resources, Inc. (2)	152	4,054
Southwestern Energy Co. (2)	1,149	5,871
Talos Energy, Inc. (2)	20	656
Unit Corp. (2)	8	208
Valero Energy Corp.	2,000	227,500
W&T Offshore, Inc. (2)	273	2,632
Westmoreland Coal Co (2)	539	67
Whiting Petroleum Corp. (2)	211	11,191
World Fuel Services Corp.	43	1,190
WPX Energy, Inc. (2)	304	6,116

		2,130,223

Financials - 4.7%
Arbor Realty Trust, Inc.	765	8,782
BancFirst Corp.	87	5,216
Bank of America Corp.	14,030	413,324
Bank of NT Butterfield & Son, Ltd./The	194	10,061
BankUnited, Inc.	1,153	40,816
BB&T Corp.	4,353	211,295
Berkshire Hathaway, Inc. - Class B (2)	2,023	433,145
CIT Group, Inc.	242	12,490
Cullen/Frost Bankers, Inc.	536	55,980
Elevate Credit, Inc. (2)	149	1,201
Enterprise Financial Services Corp.	71	3,767
Evercore, Inc.	171	17,194
Fifth Third Bancorp	7,254	202,532
First American Financial Corp.	447	23,061
First BanCorp/Puerto Rico (2)	1,135	10,329
FirstCash, Inc.	68	5,576
Genworth Financial, Inc. (2)	423	1,764
Goosehead Insurance, Inc. (2)	126	4,268
Hamilton Lane, Inc.	12	531
Health Insurance Innovations, Inc. - Class A (2)	18	1,110
Huntington Bancshares, Inc./OH	8,663	129,252
Independence Holding Co.	101	3,626
INTL. FCStone, Inc. (2)	17	821
JPMorgan Chase & Co.	1,914	215,976

Kemper Corp.	10	805
KeyCorp	10,073	200,352
Ladder Capital Corp.	1,074	18,194
Maiden Holdings, Ltd.	572	1,630
MB Financial, Inc.	849	39,147
Medley Management, Inc.	150	788
Morningstar, Inc.	131	16,493
National General Holdings Corp.	524	14,064
New Residential Investment Corp.	3,575	63,707
NewStar Financial Contingent Value Rights (2)(8)	34	0
NMI Holdings, Inc. (2)	47	1,065
Northrim BanCorp, Inc.	71	2,950
OFG Bancorp	109	1,760
Old Republic International Corp.	264	5,908
On Deck Capital, Inc. (2)	29	220
Oppenheimer Holdings, Inc.	179	5,656
PacWest Bancorp	194	9,244
PennyMac Financial Services, Inc.	303	6,333
Popular, Inc.	548	28,085
Protective Insurance Corp.	72	1,652
Pzena Investment Management, Inc.	458	4,369
Ready Capital Corp. (2)	340	5,661
Regional Management Corp. (2)	105	3,027
Regions Financial Corp.	10,613	194,749
Safety Insurance Group, Inc.	3	269
Santander Consumer USA Holdings, Inc.	87	1,743
Siebert Financial Corp. (2)	2	29
Silvercrest Asset Management Group, Inc.	80	1,108
Stewart Information Services Corp.	392	17,644
SunTrust Banks, Inc.	3,179	212,325
TCF Financial Corp.	1,962	46,715
Timberland Bancorp, Inc./WA	22	687
United Security Bancshares/Fresno CA	230	2,553
Universal Insurance Holdings, Inc.	53	2,573
Walker & Dunlop, Inc.	141	7,456
Wells Fargo & Co.	6,014	316,096
Wins Finance Holdings, Inc. (2)	46	2,231

		3,049,405

Healthcare - 7.6%
AbbVie, Inc.	1,339	126,643
ABIOMED, Inc. (2)	88	39,578
Achillion Pharmaceuticals, Inc. (2)	266	979
Acorda Therapeutics, Inc. (2)	258	5,070
Addus HomeCare Corp. (2)	29	2,034
Aeglea BioTherapeutics, Inc. (2)	111	1,062
Aldeyra Therapeutics, Inc. (2)	99	1,366
Alexion Pharmaceuticals, Inc. (2)	411	57,133
Align Technology, Inc. (2)	331	129,494
AMAG Pharmaceuticals, Inc. (2)	210	4,200
Amedisys, Inc. (2)	25	3,124
Amgen, Inc.	1,253	259,734
Amneal Pharmaceuticals, Inc. (2)	298	6,613
Ampio Pharmaceuticals, Inc. (2)	157	80
AnaptysBio, Inc. (2)	3	299
Arbutus Biopharma Corp. (2)	159	1,503
Ardelyx, Inc. (2)	19	83
ArQule, Inc. (2)	300	1,698
Arrowhead Pharmaceuticals, Inc. (2)	202	3,872
Arsanis, Inc. (2)	193	313
Assertio Therapeutics, Inc. (2)	200	1,176
Athenex, Inc. (2)	72	1,119
Audentes Therapeutics, Inc. (2)	47	1,861
AVEO Pharmaceuticals, Inc. (2)	283	937
Avid Bioservices, Inc. (2)	94	645
Baxter International, Inc.	2,900	223,561
Biogen, Inc. (2)	716	252,970
Bio-Rad Laboratories, Inc. (2)	107	33,490
BioSpecifics Technologies Corp. (2)	147	8,598
Bruker Corp.	153	5,118
Cambrex Corp. (2)	4	274
CareDx, Inc. (2)	115	3,318
CASI Pharmaceuticals, Inc. (2)	187	873

Catalent, Inc. (2)	204	9,292
Catalyst Pharmaceuticals, Inc. (2)	460	1,739
Celcuity, Inc. (2)	1	29
Cellular Biomedicine Group, Inc. (2)	5	91
Cerner Corp. (2)	1,613	103,893
Chemed Corp.	75	23,969
ChemoCentryx, Inc. (2)	69	872
Cohbar, Inc. (2)	124	534
Collegium Pharmaceutical, Inc. (2)	10	147
CONMED Corp.	105	8,318
Cue Biopharma, Inc. (2)	10	91
Cutera, Inc. (2)	45	1,465
CytomX Therapeutics, Inc. (2)	47	870
Dicerna Pharmaceuticals, Inc. (2)	72	1,099
Durect Corp. (2)	457	503
Eagle Pharmaceuticals, Inc./DE (2)	51	3,536
Eli Lilly & Co.	139	14,916
Emergent BioSolutions, Inc. (2)	266	17,511
Enanta Pharmaceuticals, Inc. (2)	48	4,102
Encompass Health Corp.	71	5,534
Endo International PLC (2)	343	5,773
Endocyte, Inc. (2)	96	1,705
Evolus, Inc. (2)	8	149
Exelixis, Inc. (2)	575	10,189
Fate Therapeutics, Inc. (2)	22	358
Fennec Pharmaceuticals, Inc. (2)	213	1,747
FONAR Corp. (2)	86	2,141
Fortress Biotech, Inc. (2)	302	483
G1 Therapeutics, Inc. (2)	43	2,248
Genomic Health, Inc. (2)	121	8,497
Geron Corp. (2)	57	100
Gilead Sciences, Inc.	3,267	252,245
Halozyme Therapeutics, Inc. (2)	27	491
Harvard Bioscience, Inc. (2)	99	520
HCA Healthcare, Inc.	1,651	229,687
Hill-Rom Holdings, Inc.	426	40,214
HMS Holdings Corp. (2)	52	1,706
Hologic, Inc. (2)	1,344	55,077
Humana, Inc.	689	233,240
ICU Medical, Inc. (2)	46	13,007
IDEXX Laboratories, Inc. (2)	207	51,680
Illumina, Inc. (2)	652	239,323
ImmunoGen, Inc. (2)	47	445
Innovate Biopharmaceuticals, Inc. (2)	22	150
Inogen, Inc. (2)	19	4,638
Integer Holdings Corp. (2)	91	7,548
Intersect ENT, Inc. (2)	28	805
IntriCon Corp. (2)	8	450
Intuitive Surgical, Inc. (2)	430	246,820
Invitae Corp. (2)	134	2,242
Iovance Biotherapeutics, Inc. (2)	10	113
IQVIA Holdings, Inc. (2)	89	11,547
Ironwood Pharmaceuticals, Inc. (2)	348	6,424
Jazz Pharmaceuticals PLC (2)	47	7,902
Johnson & Johnson	2,057	284,216
Jounce Therapeutics, Inc. (2)	37	241
Kadmon Holdings, Inc. (2)	93	311
Kindred Biosciences, Inc. (2)	268	3,739
Kura Oncology, Inc. (2)	81	1,418
Lannett Co., Inc. (2)	424	2,014
Lantheus Holdings, Inc. (2)	114	1,704
LifePoint Health, Inc. (2)	30	1,932
Ligand Pharmaceuticals, Inc. (2)	22	6,039
LivaNova PLC (2)	22	2,727
Loxo Oncology, Inc. (2)	2	342
Luminex Corp.	85	2,576
Madrigal Pharmaceuticals, Inc. (2)	18	3,854
Mallinckrodt PLC (2)	132	3,869
MannKind Corp. (2)	54	99
Marinus Pharmaceuticals, Inc. (2)	17	170
Masimo Corp. (2)	117	14,571
Medtronic PLC	3,084	303,373
Merck & Co., Inc.	2,934	208,138
Minerva Neurosciences, Inc. (2)	178	2,234

Mirati Therapeutics, Inc. (2)	56	2,638
Molecular Templates, Inc. (2)	21	113
Molina Healthcare, Inc. (2)	62	9,219
Momenta Pharmaceuticals, Inc. (2)	136	3,577
Mustang Bio, Inc. (2)	198	1,178
Mylan NV (2)	2,078	76,055
Myriad Genetics, Inc. (2)	161	7,406
Natera, Inc. (2)	211	5,051
Nektar Therapeutics (2)	90	5,486
Neos Therapeutics, Inc. (2)	61	296
Neurocrine Biosciences, Inc. (2)	30	3,689
NewLink Genetics Corp. (2)	40	96
NextGen Healthcare, Inc. (2)	20	402
OPKO Health, Inc. (2)	483	1,671
Orthofix Medical, Inc. (2)	157	9,076
Ovid therapeutics, Inc. (2)	55	312
Pacira Pharmaceuticals, Inc./DE (2)	10	492
PDL BioPharma, Inc. (2)	1,813	4,768
Pfenex, Inc. (2)	121	618
Pfizer, Inc.	8,257	363,886
Phibro Animal Health Corp. (2)	73	3,132
Pieris Pharmaceuticals, Inc. (2)	286	1,602
PRA Health Sciences, Inc. (2)	9	992
Premier, Inc. - Class A (2)	536	24,538
Progenics Pharmaceuticals, Inc. (2)	88	552
Providence Service Corp./The (2)	5	336
PTC Therapeutics, Inc. (2)	32	1,504
Quidel Corp. (2)	61	3,975
Ra Pharmaceuticals, Inc. (2)	63	1,140
RadNet, Inc. (2)	81	1,219
Reata Pharmaceuticals, Inc. (2)	19	1,553
Recro Pharma, Inc. (2)	95	675
Regeneron Pharmaceuticals, Inc. (2)	502	202,828
REGENXBIO, Inc. (2)	54	4,077
Repligen Corp. (2)	3	166
Retrophin, Inc. (2)	148	4,252
Rhythm Pharmaceuticals, Inc. (2)	22	642
Sorrento Therapeutics, Inc. (2)	107	471
Spectrum Pharmaceuticals, Inc. (2)	180	3,024
Spring Bank Pharmaceuticals, Inc. (2)	29	349
STAAR Surgical Co. (2)	28	1,344
STERIS PLC	127	14,529
Synlogic, Inc. (2)	18	256
Tabula Rasa HealthCare, Inc. (2)	36	2,923
Tandem Diabetes Care, Inc. (2)	76	3,256
Tenet Healthcare Corp. (2)	242	6,887
Tocagen, Inc. (2)	93	1,450
Triple-S Management Corp. (2)	183	3,457
United Therapeutics Corp. (2)	198	25,320
UnitedHealth Group, Inc.	580	154,303
Vanda Pharmaceuticals, Inc. (2)	318	7,298
Varex Imaging Corp. (2)	137	3,926
Veracyte, Inc. (2)	445	4,250
Verastem, Inc. (2)	70	508
Vericel Corp. (2)	139	1,967
Vertex Pharmaceuticals, Inc. (2)	1,237	238,419
Viking Therapeutics, Inc. (2)	122	2,125
Voyager Therapeutics, Inc. (2)	17	322
WellCare Health Plans, Inc. (2)	52	16,665
Xencor, Inc. (2)	32	1,247
XOMA Corp. (2)	84	1,476
Zafgen, Inc. (2)	49	573
Zimmer Biomet Holdings, Inc.	834	109,646

		5,015,763

Industrials - 3.4%
AAR Corp.	86	4,119
ACCO Brands Corp.	428	4,836
Aerovironment, Inc. (2)	17	1,907
Allison Transmission Holdings, Inc.	991	51,542
ArcBest Corp.	213	10,341
Atkore International Group, Inc. (2)	299	7,932
Barrett Business Services, Inc.	30	2,003

BG Staffing, Inc.	31	843
Blue Bird Corp. (2)	265	6,493
BlueLinx Holdings, Inc. (2)	15	472
Boeing Co./The	983	365,578
Comfort Systems USA, Inc.	99	5,584
Commercial Vehicle Group, Inc. (2)	106	971
Continental Building Products, Inc. (2)	295	11,077
Copart, Inc. (2)	1,717	88,477
Costamare, Inc.	53	344
Covenant Transportation Group, Inc. (2)	127	3,691
CSX Corp.	3,272	242,292
Douglas Dynamics, Inc.	95	4,171
Ducommun, Inc. (2)	157	6,412
Eagle Bulk Shipping, Inc. (2)	294	1,652
Engility Holdings, Inc. (2)	101	3,635
Ennis, Inc.	8	164
EnPro Industries, Inc.	117	8,533
Essendant, Inc.	31	397
Esterline Technologies Corp. (2)	54	4,911
Federal Signal Corp.	404	10,819
Foundation Building Materials, Inc. (2)	251	3,130
Global Brass & Copper Holdings, Inc.	290	10,701
Graco, Inc.	548	25,394
Greenbrier Cos., Inc./The	40	2,404
Harsco Corp. (2)	221	6,310
Hawaiian Holdings, Inc.	131	5,253
HD Supply Holdings, Inc. (2)	1,574	67,351
Hillenbrand, Inc.	371	19,403
Huntington Ingalls Industries, Inc.	266	68,117
Hurco Cos., Inc.	116	5,232
ICF International, Inc.	9	679
Infrastructure and Energy Alternatives, Inc. (2)	570	5,985
Ingersoll-Rand PLC	629	64,347
Insteel Industries, Inc.	52	1,866
KBR, Inc.	71	1,500
Kimball International, Inc.	292	4,891
Landstar System, Inc.	218	26,596
LB Foster Co. (2)	18	370
LSC Communications, Inc.	118	1,305
LSI Industries, Inc.	177	814
Masonite International Corp. (2)	306	19,615
Matson, Inc.	259	10,267
McGrath RentCorp	146	7,953
Meritor, Inc. (2)	386	7,473
Miller Industries, Inc./TN	271	7,290
Mueller Industries, Inc.	38	1,101
MYR Group, Inc. (2)	83	2,709
NCI Building Systems, Inc. (2)	287	4,348
Norfolk Southern Corp.	1,294	233,567
NV5 Global, Inc. (2)	27	2,341
Orion Group Holdings, Inc. (2)	169	1,276
Oshkosh Corp.	50	3,562
Park-Ohio Holdings Corp.	70	2,685
PGT Innovations, Inc. (2)	146	3,154
Proto Labs, Inc. (2)	54	8,735
Quad/Graphics, Inc.	176	3,668
Quanta Services, Inc. (2)	1,316	43,928
Robert Half International, Inc.	194	13,654
RR Donnelley & Sons Co.	1	5
Rush Enterprises, Inc.	5	197
Safe Bulkers, Inc. (2)	287	827
SkyWest, Inc.	48	2,827
Spartan Motors, Inc.	111	1,637
Sparton Corp. (2)	7	101
Spirit AeroSystems Holdings, Inc.	25	2,292
Systemax, Inc.	33	1,087
Teledyne Technologies, Inc. (2)	79	19,488
Timken Co./The	54	2,692
TPI Composites, Inc. (2)	66	1,884
TriMas Corp. (2)	214	6,506
Triton International, Ltd./Bermuda	6	200
TrueBlue, Inc. (2)	128	3,334
Union Pacific Corp.	1,801	293,257
United Continental Holdings, Inc. (2)	2,273	202,433

Universal Logistics Holdings, Inc.	95	3,496
USA Truck, Inc. (2)	65	1,315
Vectrus, Inc. (2)	155	4,834
Veritiv Corp. (2)	19	692
Vicor Corp. (2)	31	1,426
Willis Lease Finance Corp. (2)	16	552
WW Grainger, Inc.	232	82,919

		2,182,171

Information Technology - 8.7%
Adobe Systems, Inc. (2)	1,118	301,804
Agilysys, Inc. (2)	44	717
American Software, Inc./GA	201	2,438
Amkor Technology, Inc. (2)	1,930	14,263
Appfolio, Inc. (2)	25	1,960
Apple, Inc.	4,158	938,627
Applied Materials, Inc.	5,730	221,465
ARRIS International PLC (2)	366	9,512
Aspen Technology, Inc. (2)	647	73,700
Avaya Holdings Corp. (2)	9	199
Avnet, Inc.	387	17,326
Booz Allen Hamilton Holding Corp.	522	25,907
Bottomline Technologies DE, Inc. (2)	216	15,705
CA, Inc.	267	11,788
Cabot Microelectronics Corp.	72	7,428
CACI International, Inc. - Class A (2)	60	11,049
Cadence Design Systems, Inc. (2)	1,206	54,656
Ciena Corp. (2)	477	14,901
Cisco Systems, Inc.	7,955	387,011
Citrix Systems, Inc. (2)	1,009	112,160
Cohu, Inc.	59	1,481
Comtech Telecommunications Corp.	85	3,083
Control4 Corp. (2)	14	481
Dell Technologies, Inc. - Class V (2)	915	88,865
Diodes, Inc. (2)	114	3,795
Domo, Inc. (2)	133	2,853
eGain Corp. (2)	37	300
Electro Scientific Industries, Inc. (2)	90	1,571
Endurance International Group Holdings, Inc. (2)	326	2,869
ePlus, Inc. (2)	39	3,615
F5 Networks, Inc. (2)	532	106,091
Fabrinet (2)	153	7,078
Fair Isaac Corp. (2)	130	29,712
Fortinet, Inc. (2)	732	67,542
Hewlett Packard Enterprise Co.	6,562	107,026
HP, Inc.	8,736	225,127
Ichor Holdings, Ltd. (2)	41	837
Immersion Corp. (2)	131	1,385
Insight Enterprises, Inc. (2)	207	11,197
Intel Corp.	5,383	254,562
InterDigital, Inc./PA	139	11,120
Internap Corp. (2)	78	985
Intuit, Inc.	1,064	241,954
Jabil, Inc.	50	1,354
Juniper Networks, Inc.	3,480	104,296
KEMET Corp. (2)	175	3,246
KLA-Tencor Corp.	726	73,841
Lam Research Corp.	684	103,763
Majesco (2)	10	76
Micron Technology, Inc. (2)	5,362	242,523
Microsoft Corp.	7,030	804,021
Nanometrics, Inc. (2)	121	4,540
Napco Security Technologies, Inc. (2)	42	628
NetApp, Inc.	791	67,939

NETGEAR, Inc. (2)	47	2,954
Novanta, Inc. (2)	22	1,505
NVE Corp.	9	953
NVIDIA Corp.	807	226,783
ON Semiconductor Corp. (2)	123	2,267
Oracle Corp.	3,747	193,195
PC Connection, Inc.	142	5,522
Perficient, Inc. (2)	34	906
Photronics, Inc. (2)	332	3,270
Plantronics, Inc.	106	6,392
Progress Software Corp.	298	10,516
RingCentral, Inc. (2)	271	25,217
Rudolph Technologies, Inc. (2)	241	5,892
ScanSource, Inc. (2)	68	2,713
Science Applications International Corp.	90	7,254
Semtech Corp. (2)	57	3,169
ShotSpotter, Inc. (2)	23	1,410
SMART Global Holdings, Inc. (2)	65	1,868
Tech Data Corp. (2)	215	15,388
Texas Instruments, Inc.	2,628	281,958
Trade Desk, Inc./The (2)	59	8,904
Unisys Corp. (2)	189	3,856
USA Technologies, Inc. (2)	30	216
Verint Systems, Inc. (2)	458	22,946
Vishay Precision Group, Inc. (2)	37	1,384
Web.com Group, Inc. (2)	34	949
Western Digital Corp.	1,062	62,169
Xcerra Corp. (2)	472	6,735
Zix Corp. (2)	730	4,052

		5,712,715

Materials - 1.0%
AdvanSix, Inc. (2)	59	2,003
Chemours Co./The	589	23,230
Eagle Materials, Inc.	31	2,642
Eastman Chemical Co.	480	45,946
Freeport-McMoRan, Inc.	1,915	26,657
FutureFuel Corp.	77	1,428
Gold Resource Corp.	95	488
Huntsman Corp.	1,381	37,605
Ingevity Corp. (2)	44	4,483
KMG Chemicals, Inc.	24	1,813
Kraton Corp. (2)	175	8,251
Kronos Worldwide, Inc.	414	6,728
Louisiana-Pacific Corp.	727	19,258
LyondellBasell Industries NV	2,098	215,066
Nucor Corp.	1,948	123,601
Rayonier Advanced Materials, Inc.	31	571
Reliance Steel & Aluminum Co.	502	42,816
Ryerson Holding Corp. (2)	176	1,989
Steel Dynamics, Inc.	460	20,787
Stepan Co.	57	4,960
SunCoke Energy, Inc. (2)	140	1,627
Tredegar Corp.	250	5,413
Trinseo SA	387	30,302
Valhi, Inc.	125	285
Westlake Chemical Corp.	212	17,619

		645,568

Real Estate Investment Trust - 1.4%
American Assets Trust, Inc.	1,368	51,013
Bluerock Residential Growth REIT, Inc.	32	314
CoreCivic, Inc.	247	6,010

Essex Property Trust, Inc.		827	204,029
Farmland Partners, Inc.		102	683
Front Yard Residential Corp.		385	4,177
GEO Group, Inc./The		282	7,095
Host Hotels & Resorts, Inc.		3,675	77,543
Lamar Advertising Co.		555	43,179
LaSalle Hotel Properties		639	22,103
Pennsylvania Real Estate Investment Trust		234	2,214
Piedmont Office Realty Trust, Inc.		1,299	24,590
PotlatchDeltic Corp.		46	1,884
PS Business Parks, Inc.		136	17,284
RAIT Financial Trust		176	528
Redfin Corp. (2)		164	3,067
Retail Properties of America, Inc.		1,496	18,236
Retail Value, Inc. (2)		316	10,330
Simon Property Group, Inc.		1,348	238,259
Tanger Factory Outlet Centers, Inc.		33	755
Tier REIT, Inc.		536	12,918
UDR, Inc.		3,740	151,208
Washington Prime Group, Inc.		36	263

			897,682

Utilities - 1.3%
AES Corp./VA		3,711	51,954
CenterPoint Energy, Inc.		4,982	137,752
Clearway Energy, Inc.		146	2,780
Exelon Corp.		5,331	232,751
MDU Resources Group, Inc.		810	20,809
NextEra Energy, Inc.		1,559	261,288
NorthWestern Corp.		45	2,640
UGI Corp.		2,475	137,298
			847,272

Total Common Stocks	(Cost	$21,994,567)	25,473,915

Registered Investment Companies - 38.5%

American Beacon SiM High Yield Opportunities Fund - Class I		31,655	302,309
Baird Core Plus Bond Fund - Class I		30,969	335,089
Dodge & Cox Income Fund		25,416	339,560
DoubleLine Total Return Bond Fund - Class I		32,767	338,810
Frost Total Return Bond Fund - Class I		33,133	340,274
Guggenheim Total Return Bond Fund - Class I		12,647	337,799
iShares Core MSCI EAFE ETF (9)		247,280	15,845,702
iShares Core MSCI Emerging Markets ETF (9)		61,482	3,183,538
iShares Core U.S. Aggregate Bond ETF (9)		3,185	336,081
iShares iBoxx High Yield Corporate Bond ETF (3)(9)		4,740	409,726
iShares JP Morgan USD Emerging Markets Bond ETF (9)		1,852	199,664
Lord Abbett High Yield Fund - Class I		59,035	443,353
PGIM Total Return Bond Fund - Class R6		19,440	271,377
PIMCO Investment Grade Credit Bond Fund - Class I		10,993	110,476
Pioneer Bond Fund - Class Y		36,135	336,779
Segall Bryant & Hamill Plus Bond Fund - Class I		23,335	238,953
SPDR Bloomberg Barclays High Yield Bond ETF (3)(9)		11,379	410,213
TCW Emerging Markets Income Fund - Class I		86,483	689,269
Vanguard Intermediate-Term Corporate Bond ETF (9)		2,323	194,040
Vanguard Total Bond Market ETF (9)		4,274	336,363

Total Registered Investment Companies	(Cost	$22,551,099)	24,999,375

Money Market Registered Investment Companies - 19.4%

Morgan Stanley Government Institutional Fund, 1.92% (4)		815,351	815,351
Meeder Institutional Prime Money Market Fund, 2.05% (5)		11,794,926	11,794,926

Total Money Market Registered Investment Companies	(Cost	$12,608,406)	12,610,277

Bank Obligations - 1.9%

First Merchants Bank Deposit Account, 1.85%, 10/1/2018 (6)		248,000	248,000
Metro City Bank Deposit Account, 1.85%, 10/1/2018 (6)		248,000	248,000
Pacific Mercantile Bank Deposit Account, 1.96%, 10/1/2018 (6)		248,000	248,000
Pacific Premier Bank Deposit Account, 1.80%, 10/1/2018 (6)		248,000	248,000
Seacoast Community Bank Deposit Account, 1.85%, 10/1/2018 (6)		248,000	248,000

Total Bank Obligations	(Cost	$1,240,000)	1,240,000

U.S. Government Obligations - 0.8%

U.S. Treasury Note, 2.25%, due 11/15/2025		296,000	281,350
U.S. Treasury Note, 1.88%, due 12/31/2019		103,000	101,938
U.S. Treasury Note, 2.13%, due 12/31/2022		108,000	104,494

Total U.S. Government Obligations	(Cost	$494,335)	487,782

Total Investments - 99.7%	(Cost	$58,888,407)	64,811,349

Other Assets less Liabilities - 0.3%			202,331

Total Net Assets - 100.0%			65,013,680

Trustee Deferred Compensation (7)

Meeder Aggressive Allocation Fund		3,217	35,355
Meeder Balanced Fund		1,650	19,817
Meeder Dynamic Allocation Fund		1,130	12,916
Meeder Muirfield Fund		1,675	13,434
Meeder Conservative Allocation Fund		460	10,345

Total Trustee Deferred Compensation	(Cost	$77,893)	91,867

Futures Contracts

	Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation)($)
Index Futures
Mini MSCI EAFE Index Futures	47	12/21/2018	4,642,425	60,208
Mini MSCI Emerging Markets Index Futures	27	12/21/2018	1,417,095	10,593
Russell 2000 Mini Index Futures	6	12/21/2018	510,240	(5,790)
Standard & Poors 500 Mini Futures	41	12/21/2018	5,983,950	46,684
E-mini Standard & Poors MidCap 400 Futures	7	12/21/2018	1,417,640	(20,142)

Total Futures Contracts	128		13,971,350	91,553

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
•	Level 1 - quoted prices in active markets for identical securities
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2018 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (10)
Level 1 - Quoted Prices	$63,083,567	$91,553
Level 2 - Other Significant Observable Inputs	1,727,782	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$64,811,349	$91,553

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Represents non-income producing securities.

(3)	All or a portion of this security is on loan.

(4)	Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at September 30, 2018.

(5)	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2018.

(6)	Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at September 30, 2018. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(7)	Assets of affiliates to the Global Allocation Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(8)	Fair valued security deemed as Level 3 security.

(9)	Exchange-traded fund.

(10)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

Schedule of Investments

September 30, 2018 (unaudited)

Balanced Fund

Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - 50.3%

Communication Services - 4.7%
Alphabet, Inc. - Class A (2)	603	727,869
Alphabet, Inc. - Class C (2)	2,724	3,251,012
AMC Entertainment Holdings, Inc.	1,991	40,816
AMC Networks, Inc. (2)	1,587	105,282
AT&T, Inc.	25,481	855,652
Beasley Broadcast Group, Inc.	727	5,016
Cable One, Inc.	146	129,007
Comcast Corp. - Class A	31,413	1,112,334
Entravision Communications Corp.	1,988	9,741
Facebook, Inc. (2)	14,597	2,400,623
Frontier Communications Corp.	2,120	13,759
Gannett Co., Inc.	5,741	57,467
Glu Mobile, Inc. (2)	2,424	18,059
Gray Television, Inc. (2)	1,598	27,965
Intelsat SA (2)	649	19,470
John Wiley & Sons, Inc.	2,482	150,409
Liberty Media Corp-Liberty SiriusXM (2)	2,003	87,030
Liberty TripAdvisor Holdings, Inc. (2)	1,465	21,755
Marcus Corp./The	1,782	74,933
MDC Partners, Inc. (2)	100	415
Meet Group, Inc./The (2)	247	1,223
MSG Networks, Inc. (2)	1,545	39,861
National CineMedia, Inc.	2,883	30,531
Netflix, Inc. (2)	618	231,212
New Media Investment Group, Inc.	3,079	48,310
Nexstar Media Group, Inc.	531	43,223
NII Holdings, Inc. (2)	194	1,137
QuinStreet, Inc. (2)	594	8,061
Rosetta Stone, Inc. (2)	2,010	39,979
Scholastic Corp.	89	4,155
TechTarget, Inc. (2)	360	6,991
Telephone & Data Systems, Inc.	2,623	79,818
T-Mobile US, Inc. (2)	21,257	1,491,816
Travelzoo (2)	211	2,500
tronc, Inc. (2)	1,594	26,030
Twenty-First Century Fox, Inc. - Class A	18,773	869,753
Twenty-First Century Fox, Inc. - Class B	13,707	628,055
Verizon Communications, Inc.	51,089	2,727,642
Viacom, Inc.	10,944	369,469
Vonage Holdings Corp. (2)	3,006	42,565
Walt Disney Co./The	9,309	1,088,594
Windstream Holdings, Inc. (2)	108	529
World Wrestling Entertainment, Inc.	761	73,612
XO Group, Inc. (2)	624	21,516

		16,985,196

Consumer Discretionary - 4.3%
1-800-Flowers.com, Inc. (2)	871	10,278
Abercrombie & Fitch Co.	633	13,369
Amazon.com, Inc. (2)	2,677	5,362,031
American Axle & Manufacturing Holdings, Inc. (2)	2,390	41,682
American Eagle Outfitters, Inc.	784	19,467
Bassett Furniture Industries, Inc.	1,320	28,050
Bed Bath & Beyond, Inc.	2,604	39,060
Best Buy Co., Inc.	5,746	456,003
Big Lots, Inc.	346	14,459
Burlington Stores, Inc. (2)	8	1,303
Cambium Learning Group, Inc. (2)	376	4,452
Carrols Restaurant Group, Inc. (2)	361	5,271
Carter's, Inc.	922	90,909

Chico's FAS, Inc.	2,287	19,828
Chipotle Mexican Grill, Inc. (2)	262	119,084
Cooper-Standard Holdings, Inc. (2)	398	47,752
Dick's Sporting Goods, Inc.	439	15,576
Dollar General Corp.	3,103	339,158
Domino's Pizza, Inc.	497	146,516
Etsy, Inc. (2)	1,377	70,750
Express, Inc. (2)	130	1,438
Extended Stay America, Inc.	1,401	28,342
Five Below, Inc. (2)	440	57,226
Foot Locker, Inc.	1,416	72,188
Francesca's Holdings Corp. (2)	55	204
General Motors Co.	19,838	667,945
Gentex Corp.	5,921	127,065
Graham Holdings Co.	65	37,655
Group 1 Automotive, Inc.	218	14,148
H&R Block, Inc.	2,548	65,611
Home Depot, Inc./The	3,697	765,834
Hooker Furniture Corp.	690	23,322
J Alexander's Holdings, Inc. (2)	784	9,330
J. Jill, Inc. (2)	113	698
K12, Inc. (2)	69	1,221
Kohl's Corp.	1,215	90,578
Lands' End, Inc. (2)	70	1,229
La-Z-Boy, Inc.	525	16,590
Lear Corp.	4,916	712,820
Liberty Expedia Holdings, Inc. (2)	5,874	276,313
Lululemon Athletica, Inc. (2)	1,444	234,636
Macy's, Inc.	2,115	73,454
MCBC Holdings, Inc. (2)	730	26,192
Michael Kors Holdings, Ltd. (2)	4,192	287,404
Nautilus, Inc. (2)	321	4,478
NVR, Inc. (2)	69	170,485
Penn National Gaming, Inc. (2)	7	230
Perry Ellis International, Inc. (2)	78	2,132
Pinnacle Entertainment, Inc. (2)	6,335	213,426
Qurate Retail, Inc. (2)	586	13,015
Ross Stores, Inc.	11,391	1,128,848
Stoneridge, Inc. (2)	524	15,573
Sturm Ruger & Co., Inc.	326	22,510
Target Corp.	15,968	1,408,537
Taylor Morrison Home Corp. (2)	4,628	83,489
Tenneco, Inc.	371	15,634
Tilly's, Inc. - Class A	301	5,704
TJX Cos., Inc./The	16,058	1,798,817
Tower International, Inc.	386	11,677
Town Sports International Holdings, Inc. (2)	768	6,643
Tupperware Brands Corp.	2,345	78,440
Wyndham Hotels & Resorts, Inc.	5,154	286,408
ZAGG, Inc. (2)	514	7,582

		15,710,069

Consumer Staples - 0.8%
Costco Wholesale Corp.	2,208	518,615
Flowers Foods, Inc.	620	11,569
Keurig Dr Pepper, Inc.	59,187	1,371,363
Kroger Co./The	13,660	397,643
Lamb Weston Holdings, Inc.	173	11,522
Medifast, Inc.	11	2,437
SpartanNash Co.	207	4,152
Tyson Foods, Inc.	5,647	336,166
Walmart, Inc.	2,545	239,001

		2,892,468

Energy - 3.8%
Abraxas Petroleum Corp. (2)	3,673	8,558
Adams Resources & Energy, Inc.	116	4,925
Amyris, Inc. (2)	991	7,869
Andeavor	4,638	711,933
Arch Coal, Inc.	629	56,233
Archrock, Inc.	2,689	32,806

Cactus, Inc. (2)	1,831	70,091
Chevron Corp.	10,646	1,301,793
ConocoPhillips	24,793	1,918,978
CONSOL Energy, Inc. (2)	340	13,875
Continental Resources, Inc./OK (2)	3,122	213,170
Covia Holdings Corp. (2)	3,893	34,920
CVR Energy, Inc.	1,700	68,374
Dawson Geophysical Co. (2)	1,078	6,673
Delek US Holdings, Inc.	861	36,532
Denbury Resources, Inc. (2)	3,094	19,183
Earthstone Energy, Inc. (2)	517	4,849
Energen Corp. (2)	2,764	238,174
Energy Fuels, Inc./Canada (2)	149	489
Era Group, Inc. (2)	329	4,063
Evolution Petroleum Corp.	2,885	31,879
Exxon Mobil Corp.	26,321	2,237,811
FTS International, Inc. (2)	5,113	60,282
Gulfport Energy Corp. (2)	3,188	33,187
Hallador Energy Co.	3,050	18,971
HollyFrontier Corp.	3,225	225,428
Keane Group, Inc. (2)	2,000	24,740
Laredo Petroleum, Inc. (2)	580	4,739
Liberty Oilfield Services, Inc.	1,435	30,953
Mammoth Energy Services, Inc.	249	7,246
Marathon Oil Corp.	13,093	304,805
Marathon Petroleum Corp.	13,407	1,072,158
Matrix Service Co. (2)	2,173	53,564
Midstates Petroleum Co., Inc. (2)	1,787	15,922
Nine Energy Service, Inc. (2)	31	948
Northern Oil and Gas, Inc. (2)	38	152
Occidental Petroleum Corp.	14,975	1,230,496
Overseas Shipholding Group, Inc. (2)	4,166	13,123
Par Pacific Holdings, Inc. (2)	2,450	49,980
PBF Energy, Inc.	2,026	101,118
PDC Energy, Inc. (2)	128	6,267
Peabody Energy Corp.	3,638	129,658
Penn Virginia Corp. (2)	145	11,678
Phillips 66	14,675	1,654,166
Pioneer Energy Services Corp. (2)	1,354	3,994
Profire Energy, Inc. (2)	2,322	7,407
Renewable Energy Group, Inc. (2)	219	6,307
SandRidge Energy, Inc. (2)	1,752	19,044
SEACOR Holdings, Inc. (2)	340	16,799
SilverBow Resources, Inc. (2)	589	15,709
Southwestern Energy Co. (2)	4,894	25,008
Talos Energy, Inc. (2)	140	4,595
Valero Energy Corp.	14,484	1,647,555
W&T Offshore, Inc. (2)	2,559	24,669
Whiting Petroleum Corp. (2)	1,730	91,759
World Fuel Services Corp.	771	21,341

		13,956,946

Financials - 6.2%
Arbor Realty Trust, Inc.	7,433	85,331
BancFirst Corp.	689	41,306
Bank of America Corp.	97,029	2,858,474
Bank of NT Butterfield & Son, Ltd./The	2,410	124,983
BankUnited, Inc.	10,534	372,904
BB&T Corp.	32,702	1,587,355
Berkshire Hathaway, Inc. - Class B (2)	15,973	3,419,979
Blucora, Inc. (2)	83	3,341
CIT Group, Inc.	1,696	87,531
Citizens Financial Group, Inc.	1,834	70,737
Cullen/Frost Bankers, Inc.	5,462	570,451
Elevate Credit, Inc. (2)	1,351	10,889
Evercore, Inc.	1,555	156,355
Fifth Third Bancorp	52,974	1,479,034
First American Financial Corp.	3,919	202,181
First BanCorp/Puerto Rico (2)	9,601	87,369
FirstCash, Inc.	1,625	133,250

Genworth Financial, Inc. (2)	3,040	12,677
Goosehead Insurance, Inc. (2)	863	29,230
Hanover Insurance Group, Inc./The	32	3,948
Health Insurance Innovations, Inc. - Class A (2)	147	9,063
Huntington Bancshares, Inc./OH	26,877	401,005
Independence Holding Co.	139	4,990
INTL. FCStone, Inc. (2)	131	6,330
JPMorgan Chase & Co.	10,036	1,132,462
KeyCorp	65,961	1,311,964
Ladder Capital Corp.	10,032	169,942
Maiden Holdings, Ltd.	2,905	8,279
Marlin Business Services Corp.	267	7,703
MB Financial, Inc.	6,853	315,992
Medley Management, Inc. (3)	839	4,405
Morningstar, Inc.	1,409	177,393
National General Holdings Corp.	3,454	92,705
New Residential Investment Corp.	30,764	548,214
Northrim BanCorp, Inc.	450	18,698
OFG Bancorp	1,558	25,162
Old Republic International Corp.	6,294	140,860
On Deck Capital, Inc. (2)	519	3,929
Oppenheimer Holdings, Inc.	1,602	50,623
PacWest Bancorp	1,221	58,181
Parke Bancorp, Inc.	136	3,053
PennyMac Financial Services, Inc.	1,680	35,112
PNC Financial Services Group, Inc./The	3,974	541,219
Popular, Inc.	4,012	205,615
Progressive Corp./The	3,559	252,831
Pzena Investment Management, Inc.	3,513	33,514
Ready Capital Corp. (2)	1,346	22,411
Regions Financial Corp.	59,886	1,098,908
Santander Consumer USA Holdings, Inc.	518	10,381
Silvercrest Asset Management Group, Inc.	296	4,100
Stewart Information Services Corp.	2,654	119,457
SunTrust Banks, Inc.	23,160	1,546,856
TCF Financial Corp.	12,942	308,149
Universal Insurance Holdings, Inc.	622	30,198
Walker & Dunlop, Inc.	1,585	83,815
Wells Fargo & Co.	45,929	2,414,028

		22,534,872

Healthcare - 9.9%
Abbott Laboratories	459	33,672
AbbVie, Inc.	8,651	818,212
ABIOMED, Inc. (2)	625	281,094
Achillion Pharmaceuticals, Inc. (2)	1,585	5,833
Acorda Therapeutics, Inc. (2)	1,767	34,722
ADMA Biologics, Inc. (2)	114	708
Aeglea BioTherapeutics, Inc. (2)	791	7,570
Aldeyra Therapeutics, Inc. (2)	626	8,639
Alexion Pharmaceuticals, Inc. (2)	3,287	456,926
Align Technology, Inc. (2)	1,301	508,977
AMAG Pharmaceuticals, Inc. (2)	1,637	32,740
Amgen, Inc.	7,652	1,586,183
Amneal Pharmaceuticals, Inc. (2)	2,015	44,713
AnaptysBio, Inc. (2)	11	1,097
AngioDynamics, Inc. (2)	1,018	22,131
Arbutus Biopharma Corp. (2)	1,179	11,142
Ardelyx, Inc. (2)	194	844
ArQule, Inc. (2)	2,326	13,165
Arrowhead Pharmaceuticals, Inc. (2)	1,482	28,410
Arsanis, Inc. (2)	1,313	2,127
Assertio Therapeutics, Inc. (2)	1,874	11,019
Athenex, Inc. (2)	679	10,552
Audentes Therapeutics, Inc. (2)	360	14,252
AVEO Pharmaceuticals, Inc. (2)	2,573	8,517
Avid Bioservices, Inc. (2)	1,233	8,458
Baxter International, Inc.	17,787	1,371,200
Biogen, Inc. (2)	3,425	1,210,087
Bio-Rad Laboratories, Inc. (2)	645	201,879
BioSpecifics Technologies Corp. (2)	441	25,794
Bio-Techne Corp.	16	3,266

Bristol-Myers Squibb Co.	9,785	607,453
Bruker Corp.	1,535	51,346
Cambrex Corp. (2)	72	4,925
CareDx, Inc. (2)	925	26,686
CASI Pharmaceuticals, Inc. (2)	1,319	6,160
Catalent, Inc. (2)	3,294	150,042
Catalyst Pharmaceuticals, Inc. (2)	2,863	10,822
Celcuity, Inc. (2)	180	5,177
Celgene Corp. (2)	4,270	382,122
Cellular Biomedicine Group, Inc. (2)	55	998
Cerner Corp. (2)	15,742	1,013,942
Chemed Corp.	421	134,543
ChemoCentryx, Inc. (2)	760	9,606
Cohbar, Inc. (2)	928	4,000
CONMED Corp.	577	45,710
Cue Biopharma, Inc. (2)	463	4,190
Cutera, Inc. (2)	272	8,854
CytomX Therapeutics, Inc. (2)	181	3,349
Danaher Corp.	7,590	824,729
Dicerna Pharmaceuticals, Inc. (2)	184	2,808
Durect Corp. (2)	965	1,062
Eagle Pharmaceuticals, Inc./DE (2)	472	32,724
Eli Lilly & Co.	5,629	604,048
Emergent BioSolutions, Inc. (2)	2,421	159,374
Enanta Pharmaceuticals, Inc. (2)	301	25,723
Encompass Health Corp.	640	49,888
Endo International PLC (2)	2,930	49,312
Endocyte, Inc. (2)	734	13,036
Evolus, Inc. (2)	27	503
Exelixis, Inc. (2)	4,163	73,768
Express Scripts Holding Co. (2)	6,170	586,212
Fate Therapeutics, Inc. (2)	130	2,118
Fennec Pharmaceuticals, Inc. (2)	1,921	15,752
FONAR Corp. (2)	360	8,964
Fortress Biotech, Inc. (2)	4,439	7,102
G1 Therapeutics, Inc. (2)	417	21,805
Genomic Health, Inc. (2)	987	69,307
Geron Corp. (2)	1,032	1,816
Gilead Sciences, Inc.	16,660	1,286,319
Halozyme Therapeutics, Inc. (2)	813	14,772
Harvard Bioscience, Inc. (2)	1,281	6,725
HCA Healthcare, Inc.	7,849	1,091,953
HealthEquity, Inc. (2)	394	37,198
Hill-Rom Holdings, Inc.	3,980	375,712
Hologic, Inc. (2)	11,618	476,106
Humana, Inc.	4,887	1,654,347
ICU Medical, Inc. (2)	267	75,494
IDEXX Laboratories, Inc. (2)	1,899	474,104
Illumina, Inc. (2)	2,321	851,946
Innovate Biopharmaceuticals, Inc. (2)	177	1,209
Inogen, Inc. (2)	164	40,036
Integer Holdings Corp. (2)	761	63,125
Intersect ENT, Inc. (2)	247	7,101
IntriCon Corp. (2)	66	3,709
Intuitive Surgical, Inc. (2)	2,488	1,428,112
Invitae Corp. (2)	1,091	18,252
Iovance Biotherapeutics, Inc. (2)	77	866
IQVIA Holdings, Inc. (2)	3,168	411,016
Ironwood Pharmaceuticals, Inc. (2)	2,546	46,999
Jazz Pharmaceuticals PLC (2)	474	79,694
Johnson & Johnson	15,952	2,204,088
Jounce Therapeutics, Inc. (2)	326	2,119
Kadmon Holdings, Inc. (2)	236	788
Kindred Biosciences, Inc. (2)	1,846	25,752
Kura Oncology, Inc. (2)	317	5,548
Lannett Co., Inc. (2)(3)	3,663	17,399
Lantheus Holdings, Inc. (2)	970	14,502
LifePoint Health, Inc. (2)	214	13,782
LivaNova PLC (2)	49	6,075
Luminex Corp.	1,082	32,795
Madrigal Pharmaceuticals, Inc. (2)	115	24,625
Mallinckrodt PLC (2)	1,259	36,901
Masimo Corp. (2)	1,522	189,550

Medtronic PLC	22,271	2,190,798
Merck & Co., Inc.	27,810	1,972,841
Minerva Neurosciences, Inc. (2)	1,409	17,683
Mirati Therapeutics, Inc. (2)	386	18,181
Molecular Templates, Inc. (2)	294	1,585
Molina Healthcare, Inc. (2)	613	91,153
Momenta Pharmaceuticals, Inc. (2)	939	24,696
Mustang Bio, Inc. (2)	1,418	8,437
Mylan NV (2)	12,723	465,662
Myriad Genetics, Inc. (2)	1,370	63,020
Natera, Inc. (2)	1,781	42,637
Nektar Therapeutics (2)	845	51,511
Neos Therapeutics, Inc. (2)	308	1,494
Neurocrine Biosciences, Inc. (2)	28	3,443
OPKO Health, Inc. (2)	7,157	24,763
Orthofix Medical, Inc. (2)	1,654	95,618
Ovid therapeutics, Inc. (2)	46	261
Palatin Technologies, Inc. (2)	1,699	1,695
PDL BioPharma, Inc. (2)	12,514	32,912
Pfenex, Inc. (2)	854	4,364
Pfizer, Inc.	54,135	2,385,729
Phibro Animal Health Corp. (2)	1,283	55,041
Pieris Pharmaceuticals, Inc. (2)	1,757	9,839
PRA Health Sciences, Inc. (2)	286	31,514
Premier, Inc. - Class A (2)	6,461	295,785
Progenics Pharmaceuticals, Inc. (2)	870	5,455
Providence Service Corp./The (2)	81	5,450
PTC Therapeutics, Inc. (2)	167	7,849
Quidel Corp. (2)	510	33,237
Ra Pharmaceuticals, Inc. (2)	538	9,732
Reata Pharmaceuticals, Inc. (2)	218	17,824
Recro Pharma, Inc. (2)	877	6,235
Regeneron Pharmaceuticals, Inc. (2)	1,393	562,828
REGENXBIO, Inc. (2)	342	25,821
Repligen Corp. (2)	62	3,439
Retrophin, Inc. (2)	983	28,242
Rhythm Pharmaceuticals, Inc. (2)	113	3,296
Sorrento Therapeutics, Inc. (2)	860	3,784
Spectrum Pharmaceuticals, Inc. (2)	1,614	27,115
Spring Bank Pharmaceuticals, Inc. (2)	500	6,025
STAAR Surgical Co. (2)	220	10,560
STERIS PLC	1,539	176,062
Synlogic, Inc. (2)	282	4,007
Tabula Rasa HealthCare, Inc. (2)	291	23,626
Tandem Diabetes Care, Inc. (2)	521	22,320
Tenet Healthcare Corp. (2)	1,673	47,614
Tocagen, Inc. (2)	561	8,746
Triple-S Management Corp. (2)	1,524	28,788
United Therapeutics Corp. (2)	1,759	224,941
UnitedHealth Group, Inc.	5,809	1,545,426
Vanda Pharmaceuticals, Inc. (2)	2,411	55,332
Varex Imaging Corp. (2)	529	15,161
Veracyte, Inc. (2)	3,417	32,632
Verastem, Inc. (2)	566	4,104
Vericel Corp. (2)	1,018	14,405
Vertex Pharmaceuticals, Inc. (2)	5,777	1,113,459
Viking Therapeutics, Inc. (2)	838	14,598
WellCare Health Plans, Inc. (2)	658	210,882
West Pharmaceutical Services, Inc.	73	9,013
Xencor, Inc. (2)	465	18,121
XOMA Corp. (2)	447	7,854
Zafgen, Inc. (2)	347	4,056
Zimmer Biomet Holdings, Inc.	5,315	698,763
Zoetis, Inc.	1,410	129,100

		35,859,188

Industrials - 4.5%
ACCO Brands Corp.	1,818	20,543
Aerovironment, Inc. (2)	29	3,253
Allison Transmission Holdings, Inc.	6,929	360,377
ArcBest Corp.	930	45,152

Atkore International Group, Inc. (2)	2,450	64,999
Blue Bird Corp. (2)	1,658	40,621
BlueLinx Holdings, Inc. (2)	117	3,684
Boeing Co./The	6,933	2,578,383
Comfort Systems USA, Inc.	957	53,975
Commercial Vehicle Group, Inc. (2)	782	7,163
Continental Building Products, Inc. (2)	1,967	73,861
Copart, Inc. (2)	10,510	541,580
Covenant Transportation Group, Inc. (2)	881	25,602
CSX Corp.	23,410	1,733,511
Douglas Dynamics, Inc.	588	25,813
Ducommun, Inc. (2)	717	29,282
Eagle Bulk Shipping, Inc. (2)	1,672	9,397
Engility Holdings, Inc. (2)	602	21,666
Ennis, Inc.	69	1,411
Enphase Energy, Inc. (2)	61	296
EnPro Industries, Inc.	698	50,905
Essendant, Inc.	227	2,910
Esterline Technologies Corp. (2)	216	19,645
Federal Signal Corp.	2,137	57,229
Foundation Building Materials, Inc. (2)	2,144	26,736
Global Brass & Copper Holdings, Inc.	1,991	73,468
Graco, Inc.	4,830	223,822
Greenbrier Cos., Inc./The	150	9,015
Harsco Corp. (2)	1,708	48,763
Hawaiian Holdings, Inc.	1,438	57,664
HD Supply Holdings, Inc. (2)	11,620	497,220
Hillenbrand, Inc.	3,491	182,579
Huntington Ingalls Industries, Inc.	2,193	561,583
Hurco Cos., Inc.	123	5,547
Infrastructure and Energy Alternatives, Inc. (2)	3,557	37,349
Ingersoll-Rand PLC	7,740	791,802
Insteel Industries, Inc.	141	5,059
JetBlue Airways Corp. (2)	4,880	94,477
KBR, Inc.	466	9,847
Landstar System, Inc.	1,438	175,436
LB Foster Co. (2)	27	555
LSC Communications, Inc.	917	10,142
ManpowerGroup, Inc.	102	8,768
Masonite International Corp. (2)	2,248	144,097
Matson, Inc.	1,705	67,586
McGrath RentCorp	903	49,186
Meritor, Inc. (2)	1,950	37,752
Miller Industries, Inc./TN	993	26,712
MYR Group, Inc. (2)	782	25,524
Navigant Consulting, Inc.	201	4,635
NCI Building Systems, Inc. (2)	2,536	38,420
Norfolk Southern Corp.	9,221	1,664,391
NV5 Global, Inc. (2)	252	21,848
Orion Group Holdings, Inc. (2)	602	4,545
PACCAR, Inc.	7,251	494,446
Park-Ohio Holdings Corp.	220	8,437
PGT Innovations, Inc. (2)	501	10,822
Proto Labs, Inc. (2)	495	80,066
Quad/Graphics, Inc.	1,809	37,700
Quanta Services, Inc. (2)	9,698	323,719
Robert Half International, Inc.	438	30,826
SkyWest, Inc.	962	56,662
Spartan Motors, Inc.	317	4,676
Spirit AeroSystems Holdings, Inc.	1,611	147,680
Systemax, Inc.	376	12,385
Teledyne Technologies, Inc. (2)	803	198,084

Timken Co./The	171	8,524
TPI Composites, Inc. (2)	351	10,021
TriMas Corp. (2)	1,272	38,669
TrueBlue, Inc. (2)	1,011	26,337
Union Pacific Corp.	12,872	2,095,948
United Continental Holdings, Inc. (2)	11,124	990,703
Universal Logistics Holdings, Inc.	331	12,181
USA Truck, Inc. (2)	437	8,841
Vectrus, Inc. (2)	1,185	36,960
Veritiv Corp. (2)	70	2,548
Vicor Corp. (2)	139	6,394
WW Grainger, Inc.	1,569	560,776

		15,879,191

Information Technology - 11.1%
Adobe Systems, Inc. (2)	8,073	2,179,306
Advanced Micro Devices, Inc. (2)	4,465	137,924
Agilysys, Inc. (2)	292	4,760
American Software, Inc./GA	1,775	21,531
Amkor Technology, Inc. (2)	12,141	89,722
Apple, Inc.	29,930	6,756,398
Applied Materials, Inc.	28,864	1,115,594
Arista Networks, Inc. (2)	757	201,256
ARRIS International PLC (2)	5,021	130,496
Aspen Technology, Inc. (2)	5,033	573,309
Avnet, Inc.	2,488	111,388
Booz Allen Hamilton Holding Corp.	6,009	298,227
Bottomline Technologies DE, Inc. (2)	1,540	111,973
Brooks Automation, Inc.	685	23,996
CA, Inc.	1,919	84,724
Cabot Microelectronics Corp.	339	34,975
CACI International, Inc. - Class A (2)	793	146,031
Cadence Design Systems, Inc. (2)	8,611	390,251
CDW Corp./DE	630	56,020
Ciena Corp. (2)	2,559	79,943
Cirrus Logic, Inc. (2)	37	1,428
Cisco Systems, Inc.	57,109	2,778,353
Citrix Systems, Inc. (2)	8,070	897,061
Cohu, Inc.	1,085	27,234
Comtech Telecommunications Corp.	1,281	46,462
Dell Technologies, Inc. - Class V (2)	5,875	570,580
Diodes, Inc. (2)	983	32,724
Domo, Inc. (2)	842	18,061
eGain Corp. (2)	83	672
Electro Scientific Industries, Inc. (2)	225	3,926
Endurance International Group Holdings, Inc. (2)	2,281	20,073
ePlus, Inc. (2)	296	27,439
F5 Networks, Inc. (2)	3,283	654,696
Fabrinet (2)	1,191	55,096
Fair Isaac Corp. (2)	896	204,781
Fortinet, Inc. (2)	4,835	446,125
Hewlett Packard Enterprise Co.	45,943	749,330
HP, Inc.	62,949	1,622,196
Ichor Holdings, Ltd. (2)	237	4,840
Immersion Corp. (2)	1,373	14,513
Insight Enterprises, Inc. (2)	1,795	97,092
Intel Corp.	39,152	1,851,498
InterDigital, Inc./PA	1,601	128,080
Internap Corp. (2)	432	5,456
Intuit, Inc.	7,623	1,733,470
Jabil, Inc.	1,940	52,535
Juniper Networks, Inc.	19,486	583,995
KEMET Corp. (2)	1,186	22,000
KLA-Tencor Corp.	4,820	490,242
Lam Research Corp.	3,324	504,251
Mastercard, Inc.	934	207,918
Micron Technology, Inc. (2)	28,563	1,291,904
Microsoft Corp.	48,933	5,596,467
Nanometrics, Inc. (2)	1,015	38,083
Napco Security Technologies, Inc. (2)	213	3,184

NetApp, Inc.	6,593	566,273
NETGEAR, Inc. (2)	254	15,964
NVE Corp.	30	3,176
NVIDIA Corp.	5,043	1,417,184
ON Semiconductor Corp. (2)	3,355	61,833
Oracle Corp.	32,099	1,655,024
PC Connection, Inc.	858	33,368
Photronics, Inc. (2)	1,802	17,750
Plantronics, Inc.	37	2,231
Progress Software Corp.	1,486	52,441
Rimini Street, Inc. (2)	62	391
RingCentral, Inc. (2)	2,019	187,868
Rudolph Technologies, Inc. (2)	1,149	28,093
ScanSource, Inc. (2)	854	34,075
Science Applications International Corp.	670	54,002
Semtech Corp. (2)	476	26,466
ShotSpotter, Inc. (2)	181	11,093
SMART Global Holdings, Inc. (2)	570	16,382
Tech Data Corp. (2)	1,260	90,178
Texas Instruments, Inc.	18,733	2,009,864
Trade Desk, Inc./The (2)	422	63,684
Unisys Corp. (2)	1,063	21,685
USA Technologies, Inc. (2)	708	5,098
Verint Systems, Inc. (2)	3,193	159,969
Vishay Precision Group, Inc. (2)	217	8,116
Web.com Group, Inc. (2)	248	6,919
Western Digital Corp.	7,227	423,069
Xcerra Corp. (2)	6,642	94,781
Zix Corp. (2)	1,501	8,331

		40,404,897

Materials - 1.3%
AdvanSix, Inc. (2)	497	16,873
Bemis Co., Inc.	8	389
Chemours Co./The	4,685	184,776
Eastman Chemical Co.	303	29,003
Freeport-McMoRan, Inc.	8,816	122,719
FutureFuel Corp.	344	6,378
Gold Resource Corp.	1,559	8,013
Huntsman Corp.	11,404	310,531
Ingevity Corp. (2)	829	84,459
KMG Chemicals, Inc.	76	5,743
Kraton Corp. (2)	66	3,112
Kronos Worldwide, Inc.	3,719	60,434
Louisiana-Pacific Corp.	5,682	150,516
LyondellBasell Industries NV	15,173	1,555,384
Nucor Corp.	13,695	868,948
Rayonier Advanced Materials, Inc.	172	3,170
Reliance Steel & Aluminum Co.	4,204	358,559
Ryerson Holding Corp. (2)	1,391	15,718
Steel Dynamics, Inc.	3,746	169,282
Stepan Co.	597	51,945
SunCoke Energy, Inc. (2)	737	8,564
Tredegar Corp.	2,061	44,621
Trinseo SA	3,283	257,059
Westlake Chemical Corp.	2,290	190,322
WestRock Co.	5,346	285,690

		4,792,208

Real Estate Investment Trust - 1.8%
American Assets Trust, Inc.	7,880	293,845
Bluerock Residential Growth REIT, Inc.	113	1,107
CoreCivic, Inc.	1,928	46,908
Essex Property Trust, Inc.	5,932	1,463,484
Front Yard Residential Corp.	1,613	17,501

GEO Group, Inc./The		1,976	49,716
Host Hotels & Resorts, Inc.		29,306	618,357
Lamar Advertising Co.		3,365	261,797
LaSalle Hotel Properties		2,989	103,390
Lexington Realty Trust		395	3,279
Pennsylvania Real Estate Investment Trust		1,333	12,610
Piedmont Office Realty Trust, Inc.		5,962	112,861
PotlatchDeltic Corp.		398	16,298
PS Business Parks, Inc.		780	99,130
Redfin Corp. (2)		916	17,129
Retail Properties of America, Inc.		12,028	146,621
Retail Value, Inc. (2)		2,053	67,113
Simon Property Group, Inc.		9,671	1,709,349
Tanger Factory Outlet Centers, Inc.		33	755
Tier REIT, Inc.		4,020	96,882
UDR, Inc.		31,428	1,270,634
Urstadt Biddle Properties, Inc.		16	341
Vornado Realty Trust		172	12,556

			6,421,663
Utilities - 1.9%
AES Corp./VA		30,067	420,938
CenterPoint Energy, Inc.		43,950	1,215,218
Clearway Energy, Inc.		1,235	23,514
Exelon Corp.		37,814	1,650,959
MDU Resources Group, Inc.		12,561	322,692
NextEra Energy, Inc.		11,134	1,866,058
NorthWestern Corp.		776	45,520
UGI Corp.		25,229	1,399,696

			6,944,595

Total Common Stocks	(Cost	$159,685,626)	182,381,293

Registered Investment Companies - 26.8%

American Beacon SiM High Yield Opportunities Fund - Class I		527,271	5,035,435
Baird Core Plus Bond Fund - Class I		511,511	5,534,553
Dodge & Cox Income Fund		411,225	5,493,963
DoubleLine Total Return Bond Fund - Class I		527,095	5,450,162
Frost Total Return Bond Fund - Class I		539,882	5,544,590
Guggenheim Total Return Bond Fund - Class I		207,076	5,531,009
iShares Core U.S. Aggregate Bond ETF (8)		52,495	5,539,272
iShares iBoxx High Yield Corporate Bond ETF (3)(8)		77,041	6,659,424
iShares JP Morgan USD Emerging Markets Bond ETF (8)		30,558	3,294,458
Lord Abbett High Yield Fund - Class I		968,348	7,272,295
PGIM Total Return Bond Fund - Class R6		312,171	4,357,912
PIMCO Investment Grade Credit Bond Fund - Class I		184,929	1,858,531
Pioneer Bond Fund - Class Y		586,000	5,461,518
Segall Bryant & Hamill Plus Bond Fund - Class I		379,278	3,883,803
SPDR Bloomberg Barclays High Yield Bond ETF (3)(8)		184,896	6,665,501
TCW Emerging Markets Income Fund - Class I		1,397,646	11,139,241
Vanguard Intermediate-Term Corporate Bond ETF (8)		38,278	3,197,361
Vanguard Total Bond Market ETF (8)		70,447	5,544,178

Total Registered Investment Companies	(Cost	$98,292,791)	97,463,206

Money Market Registered Investment Companies - 22.1%

Morgan Stanley Government Institutional Fund, 1.92% (4)		13,557,412	13,557,412
Meeder Institutional Prime Money Market Fund, 2.05% (5)		66,636,234	66,636,234

Total Money Market Registered Investment Companies	(Cost	$80,185,705)	80,193,646

Bank Obligations - 0.3%

First Merchants Bank Deposit Account, 1.85%, 10/1/2018 (6)		248,000	248,000
Metro City Bank Deposit Account, 1.85%, 10/1/2018 (6)		248,000	248,000
Pacific Mercantile Bank Deposit Account, 1.96%, 10/1/2018 (6)		248,000	248,000
Pacific Premier Bank Deposit Account, 1.80%, 10/1/2018 (6)		248,000	248,000
Seacoast Community Bank Deposit Account, 1.85%, 10/1/2018 (6)		248,000	248,000

Total Bank Obligations	(Cost	$1,240,000)	1,240,000

U.S. Government Obligations - 2.2%

U.S. Treasury Note, 2.25%, due 11/15/2025		4,759,000	4,523,467
U.S. Treasury Note, 1.88%, due 12/31/2019		1,684,000	1,666,634
U.S. Treasury Note, 2.13%, due 12/31/2022		1,844,000	1,784,141

Total U.S. Government Obligations	(Cost	$8,047,342)	7,974,242

Total Investments - 101.7%	(Cost	$347,451,464)	369,252,387

Liabilities less Other Assets - (1.7%)			(6,076,446)

Total Net Assets - 100.0%			363,175,941

Trustee Deferred Compensation (7)

Meeder Aggressive Allocation Fund		4,390	48,246
Meeder Balanced Fund		2,285	27,443
Meeder Dynamic Allocation Fund		1,549	17,705
Meeder Muirfield Fund		2,643	21,197
Meeder Conservative Allocation Fund		645	14,506

Total Trustee Deferred Compensation	(Cost	$111,298)	129,097

Futures Contracts

	Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation)($)
Index Futures
Mini MSCI EAFE Index Futures	131	12/21/2018	12,939,525	123,450
Russell 2000 Mini Index Futures	56	12/21/2018	4,762,240	(54,447)
Standard & Poors 500 Mini Futures	299	12/21/2018	43,639,050	217,142
E-mini Standard & Poors MidCap 400 Futures	55	12/21/2018	11,138,600	(150,569)

Total Futures Contracts	541		72,479,415	135,576

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
•	Level 1 - quoted prices in active markets for identical securities
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2018 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (9)
Level 1 - Quoted Prices	$360,038,145	$135,576
Level 2 - Other Significant Observable Inputs	9,214,242	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$369,252,387	$135,576

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Represents non-income producing securities.

(3)	All or a portion of this security is on loan.

(4)	Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at September 30, 2018.

(5)	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2018.

(6)	Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at September 30, 2018. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(7)	Assets of affiliates to the Balanced Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(8)	Exchange-traded fund.

(9)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

Schedule of Investments

September 30, 2018 (unaudited)

Moderate Allocation Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - 35.0%

Communication Services - 3.3%
Alphabet, Inc. - Class A (2)	583	703,728
Alphabet, Inc. - Class C (2)	438	522,740
AMC Entertainment Holdings, Inc.	523	10,722
AMC Networks, Inc. (2)	517	34,298
AT&T, Inc.	3,869	129,921
Beasley Broadcast Group, Inc.	132	911
Cable One, Inc.	32	28,276
Comcast Corp. - Class A	4,381	155,131
DHI Group, Inc. (2)	650	1,365
Entravision Communications Corp.	504	2,470
Facebook, Inc. (2)	4,360	717,046
Frontier Communications Corp.	576	3,738
Gannett Co., Inc.	1,542	15,435
Glu Mobile, Inc. (2)	677	5,044
Gray Television, Inc. (2)	411	7,193
Intelsat SA (2)	151	4,530
John Wiley & Sons, Inc.	553	33,512
Liberty Media Corp-Liberty SiriusXM (2)	216	9,385
Liberty TripAdvisor Holdings, Inc. (2)	422	6,267
Marcus Corp./The	595	25,020
MDC Partners, Inc. (2)	210	872
Meet Group, Inc./The (2)	219	1,084
MSG Networks, Inc. (2)	508	13,106
National CineMedia, Inc.	711	7,529
New Media Investment Group, Inc.	525	8,237
Nexstar Media Group, Inc.	154	12,536
NII Holdings, Inc. (2)	84	492
QuinStreet, Inc. (2)	238	3,230
Rosetta Stone, Inc. (2)	732	14,559
TechTarget, Inc. (2)	126	2,447
Telephone & Data Systems, Inc.	361	10,985
T-Mobile US, Inc. (2)	6,625	464,943
Townsquare Media, Inc.	29	227
Travelzoo (2)	130	1,541
tronc, Inc. (2)	449	7,332
Twenty-First Century Fox, Inc. - Class A	11,067	512,734
Twenty-First Century Fox, Inc. - Class B	10,111	463,286
Verizon Communications, Inc.	14,690	784,299
Viacom, Inc.	3,175	107,188
Vonage Holdings Corp. (2)	452	6,400
Walt Disney Co./The	3,012	352,223
World Wrestling Entertainment, Inc.	222	21,474
XO Group, Inc. (2)	153	5,275

		5,218,731

Consumer Discretionary - 3.0%
1-800-Flowers.com, Inc. (2)	466	5,499
Abercrombie & Fitch Co.	146	3,084
Amazon.com, Inc. (2)	813	1,628,439
American Axle & Manufacturing Holdings, Inc. (2)	765	13,342
American Eagle Outfitters, Inc.	590	14,650
American Public Education, Inc. (2)	131	4,330
Ascena Retail Group, Inc. (2)	165	754
Ascent Capital Group, Inc. (2)	860	1,522
Bassett Furniture Industries, Inc.	510	10,838
Bed Bath & Beyond, Inc.	723	10,845
Best Buy Co., Inc.	2,896	229,827
Burlington Stores, Inc. (2)	37	6,028
Cambium Learning Group, Inc. (2)	351	4,156
Carrols Restaurant Group, Inc. (2)	89	1,299
Carter's, Inc.	239	23,565
Cavco Industries, Inc. (2)	3	759
Chico's FAS, Inc.	541	4,690
Cooper-Standard Holdings, Inc. (2)	117	14,038
Deckers Outdoor Corp. (2)	17	2,016

Dick's Sporting Goods, Inc.	125	4,435
Dollar General Corp.	449	49,076
Domino's Pizza, Inc.	87	25,648
Etsy, Inc. (2)	454	23,327
Express, Inc. (2)	190	2,101
Five Below, Inc. (2)	74	9,624
Foot Locker, Inc.	411	20,953
GameStop Corp.	47	718
Gentex Corp.	1,635	35,087
Group 1 Automotive, Inc.	111	7,204
H&R Block, Inc.	987	25,415
Hibbett Sports, Inc. (2)	26	489
Home Depot, Inc./The	1,303	269,916
Hooker Furniture Corp.	225	7,605
J Alexander's Holdings, Inc. (2)	360	4,284
J. Jill, Inc. (2)	141	871
Kohl's Corp.	289	21,545
Lands' End, Inc. (2)	96	1,685
La-Z-Boy, Inc.	229	7,236
Lear Corp.	1,428	207,060
Liberty Expedia Holdings, Inc. (2)	1,500	70,560
Lululemon Athletica, Inc. (2)	437	71,008
Macy's, Inc.	616	21,394
MCBC Holdings, Inc. (2)	203	7,284
Michael Kors Holdings, Ltd. (2)	892	61,156
Nautilus, Inc. (2)	128	1,786
NVR, Inc. (2)	25	61,770
Penn National Gaming, Inc. (2)	165	5,432
Pinnacle Entertainment, Inc. (2)	1,839	61,956
Ross Stores, Inc.	4,890	484,599
Stoneridge, Inc. (2)	200	5,944
Sturm Ruger & Co., Inc.	25	1,726
Target Corp.	5,740	506,325
Taylor Morrison Home Corp. (2)	1,860	33,554
Tilly's, Inc. - Class A	71	1,345
TJX Cos., Inc./The	4,899	548,786
TopBuild Corp. (2)	73	4,148
Tower International, Inc.	186	5,627
Town Sports International Holdings, Inc. (2)	285	2,465
Tupperware Brands Corp.	628	21,007
Turtle Beach Corp. (2)	21	419
Wyndham Hotels & Resorts, Inc.	1,422	79,021
ZAGG, Inc. (2)	300	4,425

		4,765,697

Consumer Staples - 0.6%
Costco Wholesale Corp.	567	133,177
Flowers Foods, Inc.	4	75
Keurig Dr Pepper, Inc.	18,100	419,377
Kroger Co./The	5,131	149,363
Medifast, Inc.	15	3,323
Tyson Foods, Inc.	1,296	77,151
Walmart, Inc.	1,166	109,499

		891,965

Energy - 3.0%
Abraxas Petroleum Corp. (2)	631	1,470
Adams Resources & Energy, Inc.	54	2,293
Amyris, Inc. (2)	211	1,675
Andeavor	1,761	270,314
Arch Coal, Inc.	172	15,377
Archrock, Inc.	695	8,479
Cactus, Inc. (2)	509	19,485
California Resources Corp. (2)	9	437
Chevron Corp.	4,111	502,693
ConocoPhillips	7,578	586,537
CONSOL Energy, Inc. (2)	91	3,714
Continental Resources, Inc./OK (2)	1,364	93,134
Covia Holdings Corp. (2)	1,060	9,508
CVR Energy, Inc.	330	13,273
Dawson Geophysical Co. (2)	285	1,764
Delek US Holdings, Inc.	311	13,196
Denbury Resources, Inc. (2)	1,591	9,864
Earthstone Energy, Inc. (2)	121	1,135
Energen Corp. (2)	779	67,126
Energy Fuels, Inc./Canada (2)	47	154

Era Group, Inc. (2)	193	2,384
Evolution Petroleum Corp.	722	7,978
Exxon Mobil Corp.	7,869	669,022
FTS International, Inc. (2)	1,273	15,009
Gulfport Energy Corp. (2)	1,171	12,190
Hallador Energy Co.	681	4,236
HollyFrontier Corp.	928	64,867
Independence Contract Drilling, Inc. (2)	154	761
Keane Group, Inc. (2)	472	5,839
Liberty Oilfield Services, Inc.	362	7,808
Mammoth Energy Services, Inc.	148	4,307
Marathon Oil Corp.	7,474	173,995
Marathon Petroleum Corp.	5,701	455,909
Matrix Service Co. (2)	622	15,332
Midstates Petroleum Co., Inc. (2)	437	3,894
Newfield Exploration Co. (2)	9	259
Northern Oil and Gas, Inc. (2)	191	764
Occidental Petroleum Corp.	6,572	540,021
Overseas Shipholding Group, Inc. (2)	1,007	3,172
Pacific Ethanol, Inc. (2)	479	910
Par Pacific Holdings, Inc. (2)	603	12,301
PBF Energy, Inc.	599	29,896
Peabody Energy Corp.	751	26,766
Penn Virginia Corp. (2)	60	4,832
Phillips 66	4,441	500,590
Pioneer Energy Services Corp. (2)	412	1,215
Profire Energy, Inc. (2)	543	1,732
Renewable Energy Group, Inc. (2)	31	893
SandRidge Energy, Inc. (2)	552	6,000
SEACOR Holdings, Inc. (2)	80	3,953
SilverBow Resources, Inc. (2)	275	7,334
Southwestern Energy Co. (2)	2,569	13,128
Talos Energy, Inc. (2)	58	1,904
Unit Corp. (2)	10	261
Valero Energy Corp.	4,378	497,998
W&T Offshore, Inc. (2)	595	5,736
Westmoreland Coal Co. (2)	773	97
Whiting Petroleum Corp. (2)	514	27,263
World Fuel Services Corp.	112	3,100
WPX Energy, Inc. (2)	577	11,609

		4,766,893

Financials - 4.3%
Arbor Realty Trust, Inc.	2,216	25,440
BancFirst Corp.	532	31,893
Bank of America Corp.	30,866	909,312
Bank of NT Butterfield & Son, Ltd./The	544	28,212
BankUnited, Inc.	2,549	90,235
BB&T Corp.	9,524	462,295
Berkshire Hathaway, Inc. - Class B (2)	4,493	961,996
C&F Financial Corp.	65	3,819
Cherry Hill Mortgage Investment Corp.	218	3,946
CIT Group, Inc.	673	34,734
Citizens Financial Group, Inc.	301	11,610
Cullen/Frost Bankers, Inc.	1,431	149,454
Elevate Credit, Inc. (2)	404	3,256
Enterprise Financial Services Corp.	155	8,223
Evercore, Inc.	389	39,114
Fifth Third Bancorp	15,880	443,370
First American Financial Corp.	921	47,514
First BanCorp/Puerto Rico (2)	1,846	16,799
FirstCash, Inc.	144	11,808
Genworth Financial, Inc. (2)	937	3,907
Goosehead Insurance, Inc. (2)	234	7,926
Hamilton Lane, Inc.	18	797
Health Insurance Innovations, Inc. - Class A (2)	43	2,651
Huntington Bancshares, Inc./OH	18,516	276,259
Independence Holding Co.	225	8,078
INTL. FCStone, Inc. (2)	65	3,141
JPMorgan Chase & Co.	4,598	518,838
Kemper Corp.	19	1,529
KeyCorp	21,880	435,193
Ladder Capital Corp.	2,640	44,722
Maiden Holdings, Ltd.	914	2,605
MB Financial, Inc.	2,195	101,211
Medley Management, Inc. (3)	301	1,580
Morningstar, Inc.	254	31,979

National General Holdings Corp.	1,274	34,194
New Residential Investment Corp.	7,610	135,610
NewStar Financial Contingent Value Rights (2)(8)	31	0
NMI Holdings, Inc. (2)	208	4,711
Northrim BanCorp, Inc.	194	8,061
OFG Bancorp	208	3,359
Old Republic International Corp.	588	13,159
On Deck Capital, Inc. (2)	83	628
Oppenheimer Holdings, Inc.	390	12,324
PacWest Bancorp	348	16,582
Parke Bancorp, Inc.	66	1,482
PennyMac Financial Services, Inc.	689	14,400
Peoples Bancorp of North Carolina, Inc.	37	1,067
Popular, Inc.	945	48,431
Premier Financial Bancorp, Inc.	16	296
Protective Insurance Corp.	126	2,892
Pzena Investment Management, Inc.	934	8,910
Ready Capital Corp. (2)	576	9,590
Regional Management Corp. (2)	232	6,689
Regions Financial Corp.	23,463	430,546
Safety Insurance Group, Inc.	25	2,240
Santander Consumer USA Holdings, Inc.	17	341
Siebert Financial Corp. (2)	7	103
Silvercrest Asset Management Group, Inc.	106	1,468
Stewart Information Services Corp.	794	35,738
SunTrust Banks, Inc.	6,959	464,792
TCF Financial Corp.	3,601	85,740
Timberland Bancorp, Inc./WA	126	3,936
United Security Bancshares/Fresno CA	568	6,305
Universal Insurance Holdings, Inc.	122	5,923
Walker & Dunlop, Inc.	341	18,032
Wells Fargo & Co.	13,362	702,307

		6,803,302

Healthcare - 6.9%
AbbVie, Inc.	2,954	279,389
ABIOMED, Inc. (2)	178	80,056
Achillion Pharmaceuticals, Inc. (2)	646	2,377
Acorda Therapeutics, Inc. (2)	501	9,845
Addus HomeCare Corp. (2)	55	3,858
Aeglea BioTherapeutics, Inc. (2)	263	2,517
Aldeyra Therapeutics, Inc. (2)	251	3,464
Alexion Pharmaceuticals, Inc. (2)	550	76,456
Align Technology, Inc. (2)	707	276,593
AMAG Pharmaceuticals, Inc. (2)	461	9,220
Amedisys, Inc. (2)	44	5,498
Amgen, Inc.	2,661	551,599
Amneal Pharmaceuticals, Inc. (2)	559	12,404
Ampio Pharmaceuticals, Inc. (2)	339	172
AnaptysBio, Inc. (2)	11	1,097
Arbutus Biopharma Corp. (2)	336	3,175
Ardelyx, Inc. (2)	128	557
ArQule, Inc. (2)	703	3,979
Arrowhead Pharmaceuticals, Inc. (2)	436	8,358
Arsanis, Inc. (2)	417	676
Assembly Biosciences, Inc. (2)	17	631
Assertio Therapeutics, Inc. (2)	416	2,446
Athenex, Inc. (2)	135	2,098
Audentes Therapeutics, Inc. (2)	101	3,999
AVEO Pharmaceuticals, Inc. (2)	466	1,542
Avid Bioservices, Inc. (2)	253	1,736
Baxter International, Inc.	6,349	489,444
Biogen, Inc. (2)	1,568	553,990
Bio-Rad Laboratories, Inc. (2)	204	63,850
BioSpecifics Technologies Corp. (2)	314	18,366
Bruker Corp.	347	11,607
Cambrex Corp. (2)	7	479
CareDx, Inc. (2)	259	7,472
CASI Pharmaceuticals, Inc. (2)	373	1,742
Catalent, Inc. (2)	352	16,034
Catalyst Pharmaceuticals, Inc. (2)	1,035	3,912
Celcuity, Inc. (2)	82	2,358
Cellular Biomedicine Group, Inc. (2)	10	182
Cerner Corp. (2)	3,539	227,947
Chemed Corp.	114	36,432
ChemoCentryx, Inc. (2)	204	2,579

Cohbar, Inc. (2)	245	1,056
Collegium Pharmaceutical, Inc. (2)	50	737
Concert Pharmaceuticals, Inc. (2)	10	148
CONMED Corp.	192	15,210
Cue Biopharma, Inc. (2)	18	163
Cutera, Inc. (2)	87	2,832
CytomX Therapeutics, Inc. (2)	84	1,554
Dicerna Pharmaceuticals, Inc. (2)	192	2,930
Durect Corp. (2)	798	878
Eagle Pharmaceuticals, Inc./DE (2)	110	7,626
Eli Lilly & Co.	447	47,968
Emergent BioSolutions, Inc. (2)	582	38,313
Enanta Pharmaceuticals, Inc. (2)	103	8,802
Encompass Health Corp.	105	8,185
Endo International PLC (2)	754	12,690
Endocyte, Inc. (2)	248	4,404
Evolus, Inc. (2)	17	317
Exelixis, Inc. (2)	1,376	24,383
Express Scripts Holding Co. (2)	2,713	257,762
Fate Therapeutics, Inc. (2)	58	945
Fennec Pharmaceuticals, Inc. (2)	506	4,149
FONAR Corp. (2)	203	5,055
Fortress Biotech, Inc. (2)	696	1,114
G1 Therapeutics, Inc. (2)	98	5,124
Genomic Health, Inc. (2)	260	18,257
Geron Corp. (2)	139	245
Gilead Sciences, Inc.	5,385	415,776
Harvard Bioscience, Inc. (2)	185	971
HCA Healthcare, Inc.	3,620	503,614
HealthEquity, Inc. (2)	10	944
Hill-Rom Holdings, Inc.	995	93,928
HMS Holdings Corp. (2)	47	1,542
Hologic, Inc. (2)	2,918	119,580
Humana, Inc.	1,508	510,488
ICU Medical, Inc. (2)	90	25,448
IDEXX Laboratories, Inc. (2)	438	109,351
Illumina, Inc. (2)	1,426	523,428
ImmunoGen, Inc. (2)	152	1,439
Innovate Biopharmaceuticals, Inc. (2)	48	328
Inogen, Inc. (2)	45	10,985
Integer Holdings Corp. (2)	203	16,839
Intellia Therapeutics, Inc. (2)	11	315
Intersect ENT, Inc. (2)	36	1,035
IntriCon Corp. (2)	22	1,236
Intuitive Surgical, Inc. (2)	941	540,134
Invitae Corp. (2)	339	5,671
Iovance Biotherapeutics, Inc. (2)	19	214
IQVIA Holdings, Inc. (2)	60	7,784
Ironwood Pharmaceuticals, Inc. (2)	739	13,642
Jazz Pharmaceuticals PLC (2)	103	17,317
Johnson & Johnson	4,634	640,280
Jounce Therapeutics, Inc. (2)	116	754
Kadmon Holdings, Inc. (2)	258	862
Kindred Biosciences, Inc. (2)	540	7,533
Kura Oncology, Inc. (2)	185	3,238
Lannett Co., Inc. (2)(3)	973	4,622
Lantheus Holdings, Inc. (2)	330	4,934
LifePoint Health, Inc. (2)	66	4,250
Ligand Pharmaceuticals, Inc. (2)	41	11,254
LivaNova PLC (2)	28	3,471
Loxo Oncology, Inc. (2)	2	342
Luminex Corp.	22	667
Madrigal Pharmaceuticals, Inc. (2)	33	7,066
Mallinckrodt PLC (2)	303	8,881
MannKind Corp. (2)	251	459
Marinus Pharmaceuticals, Inc. (2)	73	730
Masimo Corp. (2)	328	40,849
Medtronic PLC	6,782	667,145
Merck & Co., Inc.	6,711	476,078
Minerva Neurosciences, Inc. (2)	329	4,129
Mirati Therapeutics, Inc. (2)	117	5,511
Molecular Templates, Inc. (2)	91	490
Molina Healthcare, Inc. (2)	152	22,602
Momenta Pharmaceuticals, Inc. (2)	304	7,995
Mustang Bio, Inc. (2)	408	2,428
Mylan NV (2)	3,830	140,178
Myriad Genetics, Inc. (2)	331	15,226
Natera, Inc. (2)	476	11,395

National Research Corp.	55	2,123
Nektar Therapeutics (2)	189	11,521
Neos Therapeutics, Inc. (2)	277	1,343
Neurocrine Biosciences, Inc. (2)	19	2,336
NewLink Genetics Corp. (2)	27	65
NextGen Healthcare, Inc. (2)	83	1,667
OPKO Health, Inc. (2)	1,111	3,844
Orthofix Medical, Inc. (2)	410	23,702
Ovid therapeutics, Inc. (2)	6	34
PDL BioPharma, Inc. (2)	3,125	8,219
Pfenex, Inc. (2)	257	1,313
Pfizer, Inc.	17,008	749,543
Phibro Animal Health Corp. (2)	351	15,058
Pieris Pharmaceuticals, Inc. (2)	630	3,528
PRA Health Sciences, Inc. (2)	55	6,060
Premier, Inc. - Class A (2)	1,432	65,557
Progenics Pharmaceuticals, Inc. (2)	186	1,166
PTC Therapeutics, Inc. (2)	67	3,149
Quidel Corp. (2)	138	8,993
Ra Pharmaceuticals, Inc. (2)	168	3,039
RadNet, Inc. (2)	123	1,851
Reata Pharmaceuticals, Inc. (2)	46	3,761
Recro Pharma, Inc. (2)	168	1,194
Regeneron Pharmaceuticals, Inc. (2)	1,135	458,585
REGENXBIO, Inc. (2)	103	7,777
Retrophin, Inc. (2)	265	7,613
Rhythm Pharmaceuticals, Inc. (2)	45	1,313
Sorrento Therapeutics, Inc. (2)	169	744
Spectrum Pharmaceuticals, Inc. (2)	410	6,888
Spring Bank Pharmaceuticals, Inc. (2)	101	1,217
STAAR Surgical Co. (2)	75	3,600
STERIS PLC	148	16,931
Synlogic, Inc. (2)	29	412
Tabula Rasa HealthCare, Inc. (2)	91	7,388
Tandem Diabetes Care, Inc. (2)	178	7,626
Tenet Healthcare Corp. (2)	569	16,194
Tocagen, Inc. (2)	199	3,102
Triple-S Management Corp. (2)	415	7,839
United Therapeutics Corp. (2)	451	57,674
UnitedHealth Group, Inc.	1,228	326,697
Vanda Pharmaceuticals, Inc. (2)	814	18,681
Varex Imaging Corp. (2)	202	5,789
Veracyte, Inc. (2)	1,009	9,636
Verastem, Inc. (2)	160	1,160
Vericel Corp. (2)	299	4,231
Vertex Pharmaceuticals, Inc. (2)	2,707	521,747
Viking Therapeutics, Inc. (2)	272	4,738
Voyager Therapeutics, Inc. (2)	33	624
WellCare Health Plans, Inc. (2)	114	36,536
Xencor, Inc. (2)	80	3,118
XOMA Corp. (2)	166	2,917
Zafgen, Inc. (2)	108	1,263
Zimmer Biomet Holdings, Inc.	1,900	249,793
Zoetis, Inc.	219	20,052

		10,997,312

Industrials - 2.9%
AAR Corp.	171	8,189
ACCO Brands Corp.	840	9,492
Aerovironment, Inc. (2)	40	4,487
Allison Transmission Holdings, Inc.	2,074	107,869
ArcBest Corp.	456	22,139
Atkore International Group, Inc. (2)	649	17,218
Barrett Business Services, Inc.	31	2,070
BG Staffing, Inc.	102	2,774
Blue Bird Corp. (2)	484	11,858
BlueLinx Holdings, Inc. (2)	32	1,008
Boeing Co./The	2,117	787,312
Comfort Systems USA, Inc.	218	12,295
Commercial Vehicle Group, Inc. (2)	306	2,803
Continental Building Products, Inc. (2)	741	27,825
Copart, Inc. (2)	3,752	193,341
Costamare, Inc.	153	993
Covenant Transportation Group, Inc. (2)	284	8,253
CSX Corp.	7,162	530,346
Douglas Dynamics, Inc.	178	7,814

Ducommun, Inc. (2)	345	14,090
Eagle Bulk Shipping, Inc. (2)	652	3,664
EMCOR Group, Inc.	12	901
Engility Holdings, Inc. (2)	154	5,542
Ennis, Inc.	20	409
Enphase Energy, Inc. (2)	4	19
EnPro Industries, Inc.	274	19,983
Essendant, Inc.	69	885
Esterline Technologies Corp. (2)	79	7,185
Federal Signal Corp.	977	26,164
Foundation Building Materials, Inc. (2)	553	6,896
General Finance Corp. (2)	10	160
Global Brass & Copper Holdings, Inc.	599	22,103
Graco, Inc.	1,226	56,813
Greenbrier Cos., Inc./The	93	5,589
Harsco Corp. (2)	567	16,188
Hawaiian Holdings, Inc.	292	11,709
HD Supply Holdings, Inc. (2)	3,579	153,145
Hillenbrand, Inc.	964	50,417
Huntington Ingalls Industries, Inc.	640	163,891
Hurco Cos., Inc.	218	9,832
Infrastructure and Energy Alternatives, Inc. (2)	1,196	12,558
Ingersoll-Rand PLC	1,160	118,668
Insteel Industries, Inc.	125	4,485
KBR, Inc.	127	2,684
Kforce, Inc.	8	301
Kimball International, Inc.	498	8,342
Landstar System, Inc.	474	57,828
LB Foster Co. (2)	31	637
LSC Communications, Inc.	246	2,721
Masonite International Corp. (2)	677	43,396
Matson, Inc.	575	22,793
McGrath RentCorp	257	13,999
Meritor, Inc. (2)	903	17,482
Miller Industries, Inc./TN	606	16,301
Mueller Industries, Inc.	157	4,550
MYR Group, Inc. (2)	261	8,519
NCI Building Systems, Inc. (2)	631	9,560
Norfolk Southern Corp.	2,833	511,357
NV5 Global, Inc. (2)	44	3,815
Orion Group Holdings, Inc. (2)	425	3,209
Park-Ohio Holdings Corp.	140	5,369
PGT Innovations, Inc. (2)	271	5,854
Proto Labs, Inc. (2)	129	20,866
Quad/Graphics, Inc.	445	9,274
Quanta Services, Inc. (2)	2,652	88,524
Robert Half International, Inc.	311	21,888
RR Donnelley & Sons Co.	42	227
Safe Bulkers, Inc. (2)	573	1,650
SkyWest, Inc.	151	8,894
Spartan Motors, Inc.	279	4,115
Spirit AeroSystems Holdings, Inc.	52	4,767
Systemax, Inc.	66	2,174
Teledyne Technologies, Inc. (2)	88	21,708
Timken Co./The	108	5,384
TPI Composites, Inc. (2)	120	3,426
TriMas Corp. (2)	531	16,142
TrueBlue, Inc. (2)	212	5,523
Union Pacific Corp.	3,942	641,876
United Continental Holdings, Inc. (2)	4,923	438,442
Universal Logistics Holdings, Inc.	170	6,256
USA Truck, Inc. (2)	149	3,014
Vectrus, Inc. (2)	373	11,634
Veritiv Corp. (2)	47	1,711
Vicor Corp. (2)	63	2,898
Willis Lease Finance Corp. (2)	4	138
WW Grainger, Inc.	527	188,355

		4,716,985

Information Technology - 7.7%
Adobe Systems, Inc. (2)	2,425	654,629
Agilysys, Inc. (2)	87	1,418
American Software, Inc./GA	485	5,883
Amkor Technology, Inc. (2)	4,375	32,331
Appfolio, Inc. (2)	4	314
Apple, Inc.	9,090	2,051,977
Applied Materials, Inc.	12,536	484,516

ARRIS International PLC (2)	594	15,438
Aspen Technology, Inc. (2)	1,285	146,374
Avnet, Inc.	938	41,994
Booz Allen Hamilton Holding Corp.	894	44,369
Bottomline Technologies DE, Inc. (2)	346	25,158
CA, Inc.	585	25,828
Cabot Microelectronics Corp.	124	12,793
CACI International, Inc. - Class A (2)	140	25,781
Cadence Design Systems, Inc. (2)	1,821	82,528
Ciena Corp. (2)	1,132	35,364
Cisco Systems, Inc.	17,670	859,646
Citrix Systems, Inc. (2)	2,061	229,101
Cohu, Inc.	145	3,640
Comtech Telecommunications Corp.	308	11,171
Control4 Corp. (2)	43	1,476
Dell Technologies, Inc. - Class V (2)	2,096	203,564
Diodes, Inc. (2)	280	9,321
Domo, Inc. (2)	321	6,885
eGain Corp. (2)	98	794
Electro Scientific Industries, Inc. (2)	217	3,787
Endurance International Group Holdings, Inc. (2)	314	2,763
ePlus, Inc. (2)	80	7,416
F5 Networks, Inc. (2)	1,087	216,770
Fabrinet (2)	358	16,561
Fair Isaac Corp. (2)	279	63,765
Fortinet, Inc. (2)	1,676	154,645
Hewlett Packard Enterprise Co.	15,228	248,369
HP, Inc.	19,113	492,542
Ichor Holdings, Ltd. (2)	101	2,062
Immersion Corp. (2)	345	3,647
Insight Enterprises, Inc. (2)	467	25,260
Intel Corp.	11,840	559,914
InterDigital, Inc./PA	333	26,640
Internap Corp. (2)	167	2,109
Intuit, Inc.	2,330	529,842
Juniper Networks, Inc.	7,858	235,504
KEMET Corp. (2)	382	7,086
KLA-Tencor Corp.	1,583	161,007
Lam Research Corp.	1,595	241,962
Manhattan Associates, Inc. (2)	11	601
Micron Technology, Inc. (2)	11,718	530,005
Microsoft Corp.	14,725	1,684,098
Nanometrics, Inc. (2)	245	9,192
Napco Security Technologies, Inc. (2)	99	1,480
NetApp, Inc.	1,703	146,271
NETGEAR, Inc. (2)	120	7,542
Novanta, Inc. (2)	69	4,720
NVE Corp.	17	1,800
NVIDIA Corp.	1,754	492,909
ON Semiconductor Corp. (2)	132	2,433
Oracle Corp.	7,982	411,552
PC Connection, Inc.	291	11,317
Perficient, Inc. (2)	64	1,706
Photronics, Inc. (2)	779	7,673
Plantronics, Inc.	225	13,568
Progress Software Corp.	593	20,927
RingCentral, Inc. (2)	587	54,620
Rudolph Technologies, Inc. (2)	461	11,271
ScanSource, Inc. (2)	182	7,262
Science Applications International Corp.	202	16,281
Semtech Corp. (2)	115	6,394
ShotSpotter, Inc. (2)	49	3,003
SMART Global Holdings, Inc. (2)	134	3,851
Tech Data Corp. (2)	494	35,356
Texas Instruments, Inc.	5,752	617,132
Trade Desk, Inc./The (2)	122	18,411
Travelport Worldwide, Ltd.	9	152
Unisys Corp. (2)	416	8,486
USA Technologies, Inc. (2)	102	734
Verint Systems, Inc. (2)	929	46,543
Vishay Precision Group, Inc. (2)	98	3,665
Web.com Group, Inc. (2)	76	2,120
Western Digital Corp.	2,173	127,207
Xcerra Corp. (2)	1,243	17,738
Zix Corp. (2)	840	4,662

		12,346,626

Materials - 0.9%
AdvanSix, Inc. (2)		153	5,194
Chemours Co./The		1,411	55,650
Eagle Materials, Inc.		80	6,819
Eastman Chemical Co.		801	76,672
Freeport-McMoRan, Inc.		4,005	55,750
FutureFuel Corp.		203	3,764
Gold Resource Corp.		264	1,357
Huntsman Corp.		3,196	87,027
Ingevity Corp. (2)		117	11,920
KMG Chemicals, Inc.		70	5,289
Kraton Corp. (2)		416	19,614
Kronos Worldwide, Inc.		974	15,828
Louisiana-Pacific Corp.		1,432	37,934
LyondellBasell Industries NV		4,592	470,726
Nucor Corp.		4,107	260,589
Rayonier Advanced Materials, Inc.		114	2,101
Reliance Steel & Aluminum Co.		1,158	98,766
Ryerson Holding Corp. (2)		404	4,565
Steel Dynamics, Inc.		1,167	52,737
Stepan Co.		172	14,966
SunCoke Energy, Inc. (2)		228	2,649
Tredegar Corp.		581	12,579
Trinseo SA		759	59,430
Valhi, Inc.		247	563
Westlake Chemical Corp.		466	38,729

			1,401,218

Real Estate Investment Trust - 1.2%
American Assets Trust, Inc.		3,250	121,193
CoreCivic, Inc.		472	11,484
Essex Property Trust, Inc.		1,808	446,052
Farmland Partners, Inc.		149	998
Front Yard Residential Corp.		676	7,335
GEO Group, Inc./The		512	12,882
Host Hotels & Resorts, Inc.		8,645	182,410
Kite Realty Group Trust		291	4,845
Lamar Advertising Co.		1,303	101,373
LaSalle Hotel Properties		1,493	51,643
Pennsylvania Real Estate Investment Trust		452	4,276
Piedmont Office Realty Trust, Inc.		2,683	50,789
PotlatchDeltic Corp.		107	4,382
PS Business Parks, Inc.		260	33,043
RAIT Financial Trust		349	1,047
Redfin Corp. (2)		381	7,125
Retail Properties of America, Inc.		3,069	37,411
Retail Value, Inc. (2)		741	24,223
Simon Property Group, Inc.		2,951	521,589
Tanger Factory Outlet Centers, Inc.		11	252
Tier REIT, Inc.		1,088	26,221
UDR, Inc.		7,890	318,993

			1,969,566

Utilities - 1.2%
AES Corp./VA		8,055	112,770
CenterPoint Energy, Inc.		10,067	278,353
Exelon Corp.		11,669	509,469
MDU Resources Group, Inc.		2,358	60,577
NextEra Energy, Inc.		3,413	572,019
NorthWestern Corp.		28	1,642
UGI Corp.		6,441	357,329

			1,892,159

Total Common Stocks	(Cost	$50,004,466)	55,770,454

Registered Investment Companies - 44.5%

American Beacon SiM High Yield Opportunities Fund - Class I		382,241	3,650,401
Baird Core Plus Bond Fund - Class I		372,489	4,030,335
Dodge & Cox Income Fund		300,956	4,020,767
DoubleLine Total Return Bond Fund - Class I		386,834	3,999,866
Frost Total Return Bond Fund - Class I		391,129	4,016,899
Guggenheim Total Return Bond Fund - Class I		149,919	4,004,330
iShares Core U.S. Aggregate Bond ETF (9)		38,197	4,030,547
iShares iBoxx High Yield Corporate Bond ETF (3)(9)		55,613	4,807,188
iShares JP Morgan USD Emerging Markets Bond ETF (9)		22,224	2,395,969
Lord Abbett High Yield Fund - Class I		702,425	5,275,208
PGIM Total Return Bond Fund - Class R6		229,422	3,202,734
PIMCO Investment Grade Credit Bond Fund - Class I		138,206	1,388,966
Pioneer Bond Fund - Class Y		432,593	4,031,766
Segall Bryant & Hamill Plus Bond Fund - Class I		274,784	2,813,786
SPDR Bloomberg Barclays High Yield Bond ETF (3)(9)		133,378	4,808,277
TCW Emerging Markets Income Fund - Class I		1,017,343	8,108,227
Vanguard Intermediate-Term Corporate Bond ETF (9)		27,835	2,325,058
Vanguard Total Bond Market ETF (9)		51,263	4,034,401

Total Registered Investment Companies	(Cost	$71,822,820)	70,944,725

Money Market Registered Investment Companies - 19.8%

Morgan Stanley Government Institutional Fund, 1.92% (4)		9,955,163	9,955,163
Meeder Institutional Prime Money Market Fund, 2.05% (5)		21,635,713	21,635,713

Total Money Market Registered Investment Companies	(Cost	$31,587,414)	31,590,876

Bank Obligations - 0.5%

Metro City Bank Deposit Account, 1.85%, 10/1/2018 (6)		248,000	248,000
Pacific Premier Bank Deposit Account, 1.80%, 10/1/2018 (6)		248,000	248,000
Seacoast Community Bank Deposit Account, 1.85%, 10/1/2018 (6)		248,000	248,000

Total Bank Obligations	(Cost	$744,000)	744,000

U.S. Government Obligations - 3.7%

U.S. Treasury Note, 2.25%, due 11/15/2025		3,462,000	3,290,658
U.S. Treasury Note, 1.88%, due 12/31/2019		1,251,000	1,238,099
U.S. Treasury Note, 2.13%, due 12/31/2022		1,369,000	1,324,561

Total U.S. Government Obligations	(Cost	$5,907,013)	5,853,318

Total Investments - 103.5%	(Cost	$160,065,713)	164,903,373

Liabilities less Other Assets - (3.5%)			(5,636,859)

Total Net Assets - 100.0%			159,266,514

Trustee Deferred Compensation (7)

Meeder Aggressive Allocation Fund		278	3,055
Meeder Balanced Fund		158	1,898
Meeder Dynamic Allocation Fund		101	1,154
Meeder Muirfield Fund		370	2,967
Meeder Conservative Allocation Fund		48	1,080

Total Trustee Deferred Compensation	(Cost	$9,600)	10,154

Futures Contracts

	Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation)($)
Index Futures
Mini MSCI EAFE Index Futures	41	12/21/2018	4,049,775	52,522
Russell 2000 Mini Index Futures	18	12/21/2018	1,530,720	(16,330)
Standard & Poors 500 Mini Futures	101	12/21/2018	14,740,950	75,332
E-mini Standard & Poors MidCap 400 Futures	19	12/21/2018	3,847,880	(50,062)

Total Futures Contracts	179		24,169,325	61,462

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
•	Level 1 - quoted prices in active markets for identical securities
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2018 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (10)
Level 1 - Quoted Prices	$158,306,055	$61,462
Level 2 - Other Significant Observable Inputs	6,597,318	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$164,903,373	$61,462

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Represents non-income producing securities.

(3)	All or a portion of this security is on loan.

(4)	Investment purchased as securities lending collateral. The yield shown represents the 7-day yield in effect at September 30, 2018.

(5)	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2018.

(6)	Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at September 30, 2018. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(7)	Assets of affiliates to the Moderate Allocation Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(8)	Fair valued security deemed as Level 3 security.

(9)	Exchange-traded fund.

(10)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

Schedule of Investments

September 30, 2018 (unaudited)

Conservative Allocation

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - 21.2%

Communication Services - 1.9%
Alphabet, Inc. - Class A (2)	60	72,425
Alphabet, Inc. - Class C (2)	446	532,288
AMC Entertainment Holdings, Inc.	266	5,453
AMC Networks, Inc. (2)	190	12,605
AT&T, Inc.	2,072	69,578
Beasley Broadcast Group, Inc.	68	469
Cable One, Inc.	14	12,371
Comcast Corp. - Class A	3,402	120,465
DHI Group, Inc. (2)	227	477
Entravision Communications Corp.	236	1,156
Facebook, Inc. (2)	2,212	363,786
Frontier Communications Corp.	312	2,025
Gannett Co., Inc.	781	7,818
Glu Mobile, Inc. (2)	417	3,107
Gray Television, Inc. (2)	172	3,010
Intelsat SA (2)	85	2,550
John Wiley & Sons, Inc.	302	18,301
Liberty Media Corp-Liberty SiriusXM (2)	88	3,824
Liberty TripAdvisor Holdings, Inc. (2)	205	3,044
Marcus Corp./The	262	11,017
MDC Partners, Inc. (2)	70	291
Meet Group, Inc./The (2)	68	337
MSG Networks, Inc. (2)	153	3,947
National CineMedia, Inc.	424	4,490
New Media Investment Group, Inc.	314	4,927
Nexstar Media Group, Inc.	74	6,024
NII Holdings, Inc. (2)	34	199
QuinStreet, Inc. (2)	99	1,343
Rosetta Stone, Inc. (2)	281	5,589
TechTarget, Inc. (2)	85	1,651
Telephone & Data Systems, Inc.	247	7,516
T-Mobile US, Inc. (2)	3,230	226,681
Travelzoo (2)	45	533
tronc, Inc. (2)	223	3,642
Twenty-First Century Fox, Inc. - Class A	5,498	254,722
Twenty-First Century Fox, Inc. - Class B	4,249	194,689
Verizon Communications, Inc.	7,664	409,181
Viacom, Inc.	1,510	50,978
Vonage Holdings Corp. (2)	298	4,220
Walt Disney Co./The	523	61,160
Windstream Holdings, Inc. (2)	40	196
World Wrestling Entertainment, Inc.	112	10,834
XO Group, Inc. (2)	126	4,344

		2,503,263

Consumer Discretionary - 1.7%
1-800-Flowers.com, Inc. (2)	273	3,221
Abercrombie & Fitch Co.	90	1,901
Amazon.com, Inc. (2)	408	817,224
American Axle & Manufacturing Holdings, Inc. (2)	347	6,052
American Eagle Outfitters, Inc.	290	7,201
American Public Education, Inc. (2)	55	1,818
Ascent Capital Group, Inc. (2)	459	812
Bassett Furniture Industries, Inc.	259	5,504
Bed Bath & Beyond, Inc.	227	3,405
Best Buy Co., Inc.	1,206	95,708
Big Lots, Inc.	18	752
Cambium Learning Group, Inc. (2)	81	959
Carrols Restaurant Group, Inc. (2)	52	759
Carter's, Inc.	101	9,959

Chico's FAS, Inc.	288	2,497
Chipotle Mexican Grill, Inc. (2)	37	16,817
Cooper-Standard Holdings, Inc. (2)	54	6,479
Deckers Outdoor Corp. (2)	4	474
Dick's Sporting Goods, Inc.	60	2,129
Dollar General Corp.	48	5,246
Domino's Pizza, Inc.	33	9,728
Etsy, Inc. (2)	232	11,920
Express, Inc. (2)	21	232
Extended Stay America, Inc.	273	5,523
Five Below, Inc. (2)	56	7,283
Foot Locker, Inc.	165	8,412
Francesca's Holdings Corp. (2)	24	89
General Motors Co.	2,159	72,694
Gentex Corp.	969	20,795
Group 1 Automotive, Inc.	20	1,298
H&R Block, Inc.	290	7,468
Hibbett Sports, Inc. (2)	4	75
Home Depot, Inc./The	440	91,146
Hooker Furniture Corp.	135	4,563
J Alexander's Holdings, Inc. (2)	187	2,225
J. Jill, Inc. (2)	43	266
K12, Inc. (2)	33	584
Kohl's Corp.	250	18,638
Lands' End, Inc. (2)	29	509
La-Z-Boy, Inc.	139	4,392
Lear Corp.	729	105,705
Liberty Expedia Holdings, Inc. (2)	764	35,939
Lululemon Athletica, Inc. (2)	157	25,511
Macy's, Inc.	310	10,766
MCBC Holdings, Inc. (2)	108	3,875
Michael Kors Holdings, Ltd. (2)	453	31,058
Nautilus, Inc. (2)	119	1,660
NVR, Inc. (2)	9	22,237
Penn National Gaming, Inc. (2)	11	362
Perry Ellis International, Inc. (2)	12	328
Pinnacle Entertainment, Inc. (2)	945	31,837
Ross Stores, Inc.	2,431	240,912
Stoneridge, Inc. (2)	89	2,645
Sturm Ruger & Co., Inc.	62	4,281
Target Corp.	2,870	253,163
Taylor Morrison Home Corp. (2)	839	15,136
Tilly's, Inc. - Class A	30	569
TJX Cos., Inc./The	2,440	273,329
TopBuild Corp. (2)	15	852
Tower International, Inc.	69	2,087
Town Sports International Holdings, Inc. (2)	128	1,107
Tupperware Brands Corp.	367	12,276
Turtle Beach Corp. (2)	3	60
Wyndham Hotels & Resorts, Inc.	777	43,178
ZAGG, Inc. (2)	148	2,183

		2,377,813

Consumer Staples - 0.3%
Costco Wholesale Corp.	333	78,215
Flowers Foods, Inc.	152	2,836
Keurig Dr Pepper, Inc.	8,991	208,321
Kroger Co./The	2,938	85,525
Lamb Weston Holdings, Inc.	16	1,066
Medifast, Inc.	1	222
Tyson Foods, Inc.	698	41,552
Walmart, Inc.	170	15,965

		433,702

Energy - 1.8%
Abraxas Petroleum Corp. (2)	541	1,261
Adams Resources & Energy, Inc.	26	1,104
Amyris, Inc. (2)	131	1,040
Andeavor	808	124,028
Arch Coal, Inc.	87	7,778
Archrock, Inc.	422	5,148
Cactus, Inc. (2)	246	9,417
California Resources Corp. (2)	13	631
Carrizo Oil & Gas, Inc. (2)	2	50
Chevron Corp.	1,840	224,995
ConocoPhillips	3,767	291,566
CONSOL Energy, Inc. (2)	43	1,755
Continental Resources, Inc./OK (2)	981	66,983
Covia Holdings Corp. (2)	548	4,916
CVR Energy, Inc.	154	6,194
Dawson Geophysical Co. (2)	123	761
Delek US Holdings, Inc.	127	5,389
Denbury Resources, Inc. (2)	654	4,055
Earthstone Energy, Inc. (2)	83	779
Energen Corp. (2)	371	31,969
Energy Fuels, Inc./Canada (2)	2	7
Era Group, Inc. (2)	32	395
Evolution Petroleum Corp.	322	3,558
Exxon Mobil Corp.	4,006	340,590
FTS International, Inc. (2)	713	8,406
Gulfport Energy Corp. (2)	456	4,747
Hallador Energy Co.	347	2,158
HollyFrontier Corp.	523	36,558
Keane Group, Inc. (2)	311	3,847
Laredo Petroleum, Inc. (2)	25	204
Liberty Oilfield Services, Inc.	214	4,616
Mammoth Energy Services, Inc.	49	1,426
Marathon Oil Corp.	2,349	54,685
Marathon Petroleum Corp.	2,857	228,474
Matrix Service Co. (2)	309	7,617
Midstates Petroleum Co., Inc. (2)	347	3,092
Newfield Exploration Co. (2)	3	86
Nine Energy Service, Inc. (2)	9	275
Occidental Petroleum Corp.	3,266	268,367
Overseas Shipholding Group, Inc. (2)	502	1,581
Pacific Ethanol, Inc. (2)	244	464
Par Pacific Holdings, Inc. (2)	297	6,059
PBF Energy, Inc.	286	14,274
PDC Energy, Inc. (2)	41	2,007
Peabody Energy Corp.	429	15,290
Penn Virginia Corp. (2)	28	2,255
Phillips 66	2,230	251,366
Pioneer Energy Services Corp. (2)	268	791
Profire Energy, Inc. (2)	281	896
Renewable Energy Group, Inc. (2)	4	115
SandRidge Energy, Inc. (2)	242	2,631
SEACOR Holdings, Inc. (2)	53	2,619
SilverBow Resources, Inc. (2)	155	4,134
Southwestern Energy Co. (2)	837	4,277
Talos Energy, Inc. (2)	24	788
Valero Energy Corp.	2,201	250,364
W&T Offshore, Inc. (2)	353	3,403
Westmoreland Coal Co. (2)	410	51
Whiting Petroleum Corp. (2)	279	14,798
World Fuel Services Corp.	74	2,048
WPX Energy, Inc. (2)	427	8,591

		2,347,729

Financials - 2.6%
Arbor Realty Trust, Inc.	805	9,241
BancFirst Corp.	113	6,774
Bank of America Corp.	15,598	459,517
Bank of NT Butterfield & Son, Ltd./The	280	14,521

BankUnited, Inc.	1,480	52,392
BB&T Corp.	4,968	241,147
Berkshire Hathaway, Inc. - Class B (2)	2,295	491,382
Cherry Hill Mortgage Investment Corp.	66	1,195
CIT Group, Inc.	74	3,819
Citizens Financial Group, Inc.	110	4,243
Cullen/Frost Bankers, Inc.	910	95,040
Elevate Credit, Inc. (2)	202	1,628
Evercore, Inc.	216	21,719
Fifth Third Bancorp	8,048	224,700
First American Financial Corp.	492	25,382
First BanCorp/Puerto Rico (2)	1,120	10,192
FirstCash, Inc.	255	20,910
Genworth Financial, Inc. (2)	461	1,922
Goosehead Insurance, Inc. (2)	136	4,606
Health Insurance Innovations, Inc. - Class A (2)	22	1,356
Huntington Bancshares, Inc./OH	5,687	84,850
Independence Holding Co.	104	3,734
INTL. FCStone, Inc. (2)	21	1,015
JPMorgan Chase & Co.	1,352	152,560
Kemper Corp.	2	161
KeyCorp	11,078	220,341
Ladder Capital Corp.	1,255	21,260
Maiden Holdings, Ltd.	401	1,143
Marlin Business Services Corp.	26	750
MB Financial, Inc.	1,008	46,479
Medley Management, Inc. (3)	239	1,255
Morningstar, Inc.	150	18,885
National General Holdings Corp.	536	14,386
New Residential Investment Corp.	3,670	65,399
NewStar Financial Contingent Value Rights (2)(8)	8	0
NMI Holdings, Inc. (2)	32	725
Northrim BanCorp, Inc.	51	2,119
OFG Bancorp	140	2,261
Old Republic International Corp.	919	20,567
On Deck Capital, Inc. (2)	5	38
Oppenheimer Holdings, Inc.	205	6,478
PacWest Bancorp	22	1,048
PennyMac Financial Services, Inc.	267	5,580
PNC Financial Services Group, Inc./The	768	104,594
Popular, Inc.	526	26,958
Pzena Investment Management, Inc.	475	4,532
Ready Capital Corp. (2)	341	5,678
Regional Management Corp. (2)	85	2,451
Regions Financial Corp.	10,278	188,601
Siebert Financial Corp. (2)	3	44
Silvercrest Asset Management Group, Inc.	79	1,094
Stewart Information Services Corp.	426	19,174
SunTrust Banks, Inc.	3,519	235,034
TCF Financial Corp.	2,068	49,239
Timberland Bancorp, Inc./WA	45	1,406
United Security Bancshares/Fresno CA	377	4,185
Universal Insurance Holdings, Inc.	109	5,292
Walker & Dunlop, Inc.	183	9,677
Wells Fargo & Co.	7,063	371,231

		3,391,910

Healthcare - 4.2%
AbbVie, Inc.	1,125	106,403
ABIOMED, Inc. (2)	98	44,076
Achillion Pharmaceuticals, Inc. (2)	364	1,340
Acorda Therapeutics, Inc. (2)	264	5,188
Addus HomeCare Corp. (2)	3	210
ADMA Biologics, Inc. (2)	10	62
Aeglea BioTherapeutics, Inc. (2)	126	1,206
Aldeyra Therapeutics, Inc. (2)	113	1,559
Alexion Pharmaceuticals, Inc. (2)	292	40,591
Align Technology, Inc. (2)	376	147,099
AMAG Pharmaceuticals, Inc. (2)	235	4,700
Amedisys, Inc. (2)	22	2,749
Amgen, Inc.	1,185	245,639
Amneal Pharmaceuticals, Inc. (2)	284	6,302
Ampio Pharmaceuticals, Inc. (2)	8	4
AnaptysBio, Inc. (2)	4	399
AngioDynamics, Inc. (2)	121	2,631
Arbutus Biopharma Corp. (2)	163	1,540
Ardelyx, Inc. (2)	15	65
ArQule, Inc. (2)	308	1,743
Arrowhead Pharmaceuticals, Inc. (2)	221	4,237
Arsanis, Inc. (2)	184	298
Assertio Therapeutics, Inc. (2)	229	1,347
Athenex, Inc. (2)	98	1,523
Audentes Therapeutics, Inc. (2)	60	2,375
AVEO Pharmaceuticals, Inc. (2)	382	1,264
Avid Bioservices, Inc. (2)	177	1,214
Baxter International, Inc.	3,136	241,754
Biogen, Inc. (2)	771	272,402
Bio-Rad Laboratories, Inc. (2)	88	27,543
BioSpecifics Technologies Corp. (2)	171	10,002
Bruker Corp.	163	5,452
Cambrex Corp. (2)	8	547
CareDx, Inc. (2)	129	3,722
CASI Pharmaceuticals, Inc. (2)	209	976
Catalent, Inc. (2)	344	15,669
Catalyst Pharmaceuticals, Inc. (2)	331	1,251
Celcuity, Inc. (2)	35	1,007
Cellular Biomedicine Group, Inc. (2)	4	73
Cerner Corp. (2)	1,707	109,948
Chemed Corp.	73	23,329
ChemoCentryx, Inc. (2)	98	1,239
Cohbar, Inc. (2)	122	526
Collegium Pharmaceutical, Inc. (2)	31	457
CONMED Corp.	98	7,764
Cue Biopharma, Inc. (2)	24	217
Cutera, Inc. (2)	48	1,562
CytomX Therapeutics, Inc. (2)	54	999
Dicerna Pharmaceuticals, Inc. (2)	51	778
Durect Corp. (2)	346	381
Eagle Pharmaceuticals, Inc./DE (2)	61	4,229
Eidos Therapeutics, Inc. (2)	17	170
Eli Lilly & Co.	209	22,428
Emergent BioSolutions, Inc. (2)	305	20,078
Enanta Pharmaceuticals, Inc. (2)	50	4,273
Encompass Health Corp.	38	2,962
Endo International PLC (2)	413	6,951
Endocyte, Inc. (2)	114	2,025
Evolus, Inc. (2)	4	74
Exelixis, Inc. (2)	697	12,351
Express Scripts Holding Co. (2)	784	74,488
Fate Therapeutics, Inc. (2)	35	570
Fennec Pharmaceuticals, Inc. (2)	309	2,534
FONAR Corp. (2)	98	2,440
Fortress Biotech, Inc. (2)	634	1,014
G1 Therapeutics, Inc. (2)	49	2,562
Genomic Health, Inc. (2)	121	8,497
Geron Corp. (2)	140	246
Gilead Sciences, Inc.	3,354	258,962
Halozyme Therapeutics, Inc. (2)	35	636
Harvard Bioscience, Inc. (2)	152	798
HCA Healthcare, Inc.	1,813	252,225
HealthEquity, Inc. (2)	42	3,965
Hill-Rom Holdings, Inc.	441	41,630
HMS Holdings Corp. (2)	61	2,001
Hologic, Inc. (2)	1,472	60,323
Humana, Inc.	747	252,874

ICU Medical, Inc. (2)	45	12,724
Idera Pharmaceuticals, Inc. (2)	4	36
IDEXX Laboratories, Inc. (2)	126	31,457
Illumina, Inc. (2)	702	257,676
ImmunoGen, Inc. (2)	100	947
Innovate Biopharmaceuticals, Inc. (2)	27	184
Inogen, Inc. (2)	22	5,371
Integer Holdings Corp. (2)	83	6,885
Intersect ENT, Inc. (2)	37	1,064
IntriCon Corp. (2)	12	674
Intuitive Surgical, Inc. (2)	469	269,206
Invitae Corp. (2)	163	2,727
Iovance Biotherapeutics, Inc. (2)	23	259
IQVIA Holdings, Inc. (2)	471	61,108
Ironwood Pharmaceuticals, Inc. (2)	425	7,846
Jazz Pharmaceuticals PLC (2)	52	8,743
Johnson & Johnson	2,294	316,962
Jounce Therapeutics, Inc. (2)	76	494
Kadmon Holdings, Inc. (2)	120	401
Kindred Biosciences, Inc. (2)	293	4,087
Kura Oncology, Inc. (2)	45	788
Lannett Co., Inc. (2)(3)	439	2,085
Lantheus Holdings, Inc. (2)	163	2,437
LifePoint Health, Inc. (2)	33	2,125
LivaNova PLC (2)	7	868
Loxo Oncology, Inc. (2)	6	1,025
Luminex Corp.	125	3,789
Madrigal Pharmaceuticals, Inc. (2)	16	3,426
Mallinckrodt PLC (2)	178	5,217
MannKind Corp. (2)	117	214
Masimo Corp. (2)	178	22,168
Medtronic PLC	3,378	332,294
Merck & Co., Inc.	3,808	270,140
Minerva Neurosciences, Inc. (2)	189	2,372
Mirati Therapeutics, Inc. (2)	60	2,826
Molecular Templates, Inc. (2)	59	318
Molina Healthcare, Inc. (2)	57	8,476
Momenta Pharmaceuticals, Inc. (2)	152	3,998
Mustang Bio, Inc. (2)	150	893
Mylan NV (2)	2,041	74,701
Myriad Genetics, Inc. (2)	200	9,200
Natera, Inc. (2)	239	5,722
National Research Corp.	28	1,081
Nektar Therapeutics (2)	125	7,620
Neon Therapeutics, Inc. (2)	7	60
Neos Therapeutics, Inc. (2)	97	470
NewLink Genetics Corp. (2)	40	96
NextGen Healthcare, Inc. (2)	32	643
Omeros Corp. (2)	13	317
OPKO Health, Inc. (2)	982	3,398
Orthofix Medical, Inc. (2)	212	12,256
Ovid therapeutics, Inc. (2)	36	204
Pacira Pharmaceuticals, Inc./DE (2)	12	590
Palatin Technologies, Inc. (2)	584	583
PDL BioPharma, Inc. (2)	1,585	4,169
Pfenex, Inc. (2)	112	572
Pfizer, Inc.	8,759	386,009
Phibro Animal Health Corp. (2)	123	5,277
Pieris Pharmaceuticals, Inc. (2)	231	1,294
PRA Health Sciences, Inc. (2)	30	3,306
Premier, Inc. - Class A (2)	848	38,821
Progenics Pharmaceuticals, Inc. (2)	148	928
Providence Service Corp./The (2)	15	1,009
PTC Therapeutics, Inc. (2)	29	1,363
Quidel Corp. (2)	79	5,148
Ra Pharmaceuticals, Inc. (2)	84	1,520
RadNet, Inc. (2)	57	858
Reata Pharmaceuticals, Inc. (2)	30	2,453
Recro Pharma, Inc. (2)	147	1,045
Regeneron Pharmaceuticals, Inc. (2)	396	160,000
REGENXBIO, Inc. (2)	52	3,926
Retrophin, Inc. (2)	129	3,706
Rhythm Pharmaceuticals, Inc. (2)	19	554

SIGA Technologies, Inc. (2)	8	55
Sorrento Therapeutics, Inc. (2)	86	378
Spectrum Pharmaceuticals, Inc. (2)	226	3,797
Spring Bank Pharmaceuticals, Inc. (2)	44	530
STAAR Surgical Co. (2)	42	2,016
STERIS PLC	56	6,406
Synlogic, Inc. (2)	49	696
Tabula Rasa HealthCare, Inc. (2)	41	3,329
Tandem Diabetes Care, Inc. (2)	81	3,470
Tenet Healthcare Corp. (2)	258	7,343
Tocagen, Inc. (2)	101	1,575
Triple-S Management Corp. (2)	202	3,816
United Therapeutics Corp. (2)	232	29,668
UnitedHealth Group, Inc.	777	206,713
Vanda Pharmaceuticals, Inc. (2)	304	6,977
Varex Imaging Corp. (2)	183	5,245
Veracyte, Inc. (2)	529	5,052
Verastem, Inc. (2)	89	645
Vericel Corp. (2)	158	2,236
Vertex Pharmaceuticals, Inc. (2)	1,331	256,537
Viking Therapeutics, Inc. (2)	113	1,968
Voyager Therapeutics, Inc. (2)	25	473
WellCare Health Plans, Inc. (2)	42	13,461
Xencor, Inc. (2)	62	2,416
XOMA Corp. (2)	70	1,230
Zafgen, Inc. (2)	53	620
Zimmer Biomet Holdings, Inc.	659	86,639

		5,441,168

Industrials - 1.9%
AAR Corp.	11	527
ACCO Brands Corp.	356	4,023
Aerovironment, Inc. (2)	7	785
Allison Transmission Holdings, Inc.	1,047	54,454
ArcBest Corp.	184	8,933
Atkore International Group, Inc. (2)	316	8,383
Barrett Business Services, Inc.	23	1,536
BG Staffing, Inc.	49	1,333
Blue Bird Corp. (2)	238	5,831
BlueLinx Holdings, Inc. (2)	10	315
Boeing Co./The	1,008	374,875
Comfort Systems USA, Inc.	97	5,471
Commercial Vehicle Group, Inc. (2)	143	1,310
Continental Building Products, Inc. (2)	284	10,664
Copart, Inc. (2)	1,487	76,625
Covenant Transportation Group, Inc. (2)	167	4,853
CSW Industrials, Inc. (2)	4	215
CSX Corp.	3,557	263,396
Douglas Dynamics, Inc.	120	5,268
Ducommun, Inc. (2)	126	5,146
Eagle Bulk Shipping, Inc. (2)	383	2,152
EMCOR Group, Inc.	44	3,305
Engility Holdings, Inc. (2)	121	4,355
Ennis, Inc.	52	1,063
Enphase Energy, Inc. (2)	23	112
EnPro Industries, Inc.	92	6,710
Essendant, Inc.	34	436
Esterline Technologies Corp. (2)	37	3,365
Federal Signal Corp.	368	9,855
Foundation Building Materials, Inc. (2)	305	3,803
Global Brass & Copper Holdings, Inc.	315	11,624
Graco, Inc.	663	30,723
Greenbrier Cos., Inc./The	40	2,404
Harsco Corp. (2)	313	8,936
Hawaiian Holdings, Inc.	176	7,058
HD Supply Holdings, Inc. (2)	1,685	72,101
Hillenbrand, Inc.	477	24,947
Huntington Ingalls Industries, Inc.	275	70,422
Hurco Cos., Inc.	89	4,014
Infrastructure and Energy Alternatives, Inc. (2)	552	5,796
Ingersoll-Rand PLC	705	72,122
Insteel Industries, Inc.	60	2,153
JetBlue Airways Corp. (2)	592	11,461
KBR, Inc.	162	3,423
Kimball International, Inc.	290	4,858
Landstar System, Inc.	251	30,622

LB Foster Co. (2)	17	349
LSC Communications, Inc.	136	1,504
LSI Industries, Inc.	58	267
ManpowerGroup, Inc.	2	172
Masonite International Corp. (2)	332	21,281
Matson, Inc.	248	9,831
McGrath RentCorp	114	6,210
Meritor, Inc. (2)	260	5,034
Miller Industries, Inc./TN	276	7,424
Mueller Industries, Inc.	77	2,231
MYR Group, Inc. (2)	129	4,211
Navigant Consulting, Inc.	85	1,960
NCI Building Systems, Inc. (2)	381	5,772
Norfolk Southern Corp.	1,401	252,881
NV5 Global, Inc. (2)	23	1,994
Orion Group Holdings, Inc. (2)	119	898
PACCAR, Inc.	31	2,114
Park-Ohio Holdings Corp.	68	2,608
PGT Innovations, Inc. (2)	149	3,218
Proto Labs, Inc. (2)	71	11,484
Quad/Graphics, Inc.	240	5,002
Quanta Services, Inc. (2)	1,304	43,528
Robert Half International, Inc.	27	1,900
Safe Bulkers, Inc. (2)	18	52
SkyWest, Inc.	95	5,596
Spartan Motors, Inc.	164	2,419
Spirit AeroSystems Holdings, Inc.	208	19,067
Systemax, Inc.	63	2,075
Teledyne Technologies, Inc. (2)	104	25,655
Timken Co./The	63	3,141
TPI Composites, Inc. (2)	57	1,627
TriMas Corp. (2)	187	5,685
TrueBlue, Inc. (2)	120	3,126
Union Pacific Corp.	1,956	318,495
United Continental Holdings, Inc. (2)	2,207	196,555
Universal Logistics Holdings, Inc.	66	2,429
USA Truck, Inc. (2)	81	1,639
Vectrus, Inc. (2)	189	5,895
Veritiv Corp. (2)	9	328
Vicor Corp. (2)	22	1,012
WW Grainger, Inc.	262	93,641

		2,312,073

Information Technology - 4.9%
Adobe Systems, Inc. (2)	1,226	330,959
Advanced Micro Devices, Inc. (2)	565	17,453
Agilysys, Inc. (2)	54	880
American Software, Inc./GA	303	3,675
Amkor Technology, Inc. (2)	1,666	12,312
Apple, Inc.	4,559	1,029,149
Applied Materials, Inc.	6,209	239,978
Arista Networks, Inc. (2)	153	40,677
ARRIS International PLC (2)	410	10,656
Aspen Technology, Inc. (2)	632	71,991
Avnet, Inc.	86	3,850
Booz Allen Hamilton Holding Corp.	485	24,071
Bottomline Technologies DE, Inc. (2)	188	13,669
Brooks Automation, Inc.	128	4,484
CA, Inc.	292	12,892
Cabot Microelectronics Corp.	76	7,841
CACI International, Inc. - Class A (2)	66	12,154
Cadence Design Systems, Inc. (2)	997	45,184
Ciena Corp. (2)	386	12,059
Cisco Systems, Inc.	8,676	422,087
Citrix Systems, Inc. (2)	1,196	132,947
Cohu, Inc.	147	3,690
Comtech Telecommunications Corp.	142	5,150
Dell Technologies, Inc. - Class V (2)	847	82,261
Diodes, Inc. (2)	146	4,860
Domo, Inc. (2)	155	3,325
eGain Corp. (2)	38	308
Electro Scientific Industries, Inc. (2)	56	977
Endurance International Group Holdings, Inc. (2)	375	3,300

ePlus, Inc. (2)	42	3,893
F5 Networks, Inc. (2)	556	110,878
Fabrinet (2)	202	9,345
Fair Isaac Corp. (2)	148	33,825
Fortinet, Inc. (2)	888	81,936
Hewlett Packard Enterprise Co.	8,399	136,988
HP, Inc.	9,556	246,258
Ichor Holdings, Ltd. (2)	65	1,327
Immersion Corp. (2)	161	1,702
Insight Enterprises, Inc. (2)	212	11,467
Intel Corp.	6,076	287,334
InterDigital, Inc./PA	217	17,360
Internap Corp. (2)	88	1,111
Intuit, Inc.	1,158	263,329
Jabil, Inc.	314	8,503
Juniper Networks, Inc.	3,162	94,765
KEMET Corp. (2)	233	4,322
KLA-Tencor Corp.	785	79,842
Lam Research Corp.	820	124,394
Mastercard, Inc.	16	3,562
Micron Technology, Inc. (2)	5,690	257,359
Microsoft Corp.	7,458	852,971
MKS Instruments, Inc.	13	1,042
Nanometrics, Inc. (2)	166	6,228
Napco Security Technologies, Inc. (2)	14	209
NetApp, Inc.	1,052	90,356
NETGEAR, Inc. (2)	40	2,514
NVE Corp.	5	529
NVIDIA Corp.	925	259,944
ON Semiconductor Corp. (2)	521	9,602
Oracle Corp.	4,181	215,572
PC Connection, Inc.	154	5,989
Perficient, Inc. (2)	34	906
Photronics, Inc. (2)	287	2,827
Plantronics, Inc.	18	1,085
Progress Software Corp.	243	8,575
Rimini Street, Inc. (2)	6	38
RingCentral, Inc. (2)	316	29,404
Rudolph Technologies, Inc. (2)	229	5,599
ScanSource, Inc. (2)	111	4,429
Science Applications International Corp.	100	8,060
Semtech Corp. (2)	54	3,002
ShotSpotter, Inc. (2)	24	1,471
SMART Global Holdings, Inc. (2)	93	2,673
Tech Data Corp. (2)	151	10,807
Texas Instruments, Inc.	2,846	305,347
Trade Desk, Inc./The (2)	65	9,809
Unisys Corp. (2)	152	3,101
USA Technologies, Inc. (2)	108	778
Verint Systems, Inc. (2)	408	20,441
Vishay Precision Group, Inc. (2)	45	1,683
Web.com Group, Inc. (2)	38	1,060
Western Digital Corp.	774	45,310
Xcerra Corp. (2)	850	12,130
Zix Corp. (2)	530	2,942

		6,258,772

Materials - 0.5%
AdvanSix, Inc. (2)		94	3,191
Chemours Co./The		676	26,661
Eagle Materials, Inc.		65	5,541
Eastman Chemical Co.		6	574
Freeport-McMoRan, Inc.		1,664	23,163
FutureFuel Corp.		108	2,002
Gold Resource Corp.		90	463
Huntsman Corp.		1,542	41,989
Ingevity Corp. (2)		124	12,633
KMG Chemicals, Inc.		18	1,360
Kraton Corp. (2)		99	4,668
Kronos Worldwide, Inc.		562	9,133
Louisiana-Pacific Corp.		733	19,417
LyondellBasell Industries NV		2,305	236,286
Nucor Corp.		2,368	150,250
Rayonier Advanced Materials, Inc.		13	240
Reliance Steel & Aluminum Co.		496	42,304
Ryerson Holding Corp. (2)		232	2,622
Steel Dynamics, Inc.		473	21,375
Stepan Co.		101	8,788
SunCoke Energy, Inc. (2)		83	964
Tredegar Corp.		291	6,300
Trinseo SA		388	30,380
Valhi, Inc.		132	301
Westlake Chemical Corp.		310	25,764
WestRock Co.		266	14,215

			690,584

Real Estate Investment Trust - 0.7%
American Assets Trust, Inc.		1,170	43,629
Bluerock Residential Growth REIT, Inc.		24	235
CoreCivic, Inc.		266	6,472
Essex Property Trust, Inc.		901	222,286
Farmland Partners, Inc.		147	985
Front Yard Residential Corp.		305	3,309
GEO Group, Inc./The		227	5,711
Host Hotels & Resorts, Inc.		5,611	118,392
Lamar Advertising Co.		532	41,390
LaSalle Hotel Properties		647	22,380
Lexington Realty Trust		41	340
Pennsylvania Real Estate Investment Trust		272	2,573
Piedmont Office Realty Trust, Inc.		1,436	27,183
PotlatchDeltic Corp.		107	4,382
PS Business Parks, Inc.		145	18,428
RAIT Financial Trust		191	573
Redfin Corp. (2)		200	3,740
Retail Properties of America, Inc.		1,512	18,431
Retail Value, Inc. (2)		355	11,605
Simon Property Group, Inc.		1,469	259,646
Tier REIT, Inc.		529	12,749
UDR, Inc.		3,670	148,378
Urstadt Biddle Properties, Inc.		10	213

			973,030

Utilities - 0.7%
AES Corp./VA		3,718	52,052
CenterPoint Energy, Inc.		5,085	140,600
Clearway Energy, Inc.		217	4,132
Exelon Corp.		5,745	250,827
MDU Resources Group, Inc.		1,703	43,750
NextEra Energy, Inc.		1,692	283,579
UGI Corp.		3,372	187,065

			962,005

Total Common Stocks	(Cost	$25,272,303)	27,692,049

Registered Investment Companies - 62.3%

American Beacon SiM High Yield Opportunities Fund - Class I		437,654	4,179,592
Baird Core Plus Bond Fund - Class I		425,976	4,609,055
Dodge & Cox Income Fund		343,933	4,594,951
DoubleLine Total Return Bond Fund - Class I		444,915	4,600,421
Frost Total Return Bond Fund - Class I		447,430	4,595,104
Guggenheim Total Return Bond Fund - Class I		172,355	4,603,606
iShares Core U.S. Aggregate Bond ETF (9)		43,587	4,599,300
iShares iBoxx High Yield Corporate Bond ETF (3)(9)		63,736	5,509,340
iShares JP Morgan USD Emerging Markets Bond ETF (9)		25,928	2,795,298
Lord Abbett High Yield Fund - Class I		802,919	6,029,919
PGIM Total Return Bond Fund - Class R6		264,151	3,687,554
PIMCO Investment Grade Credit Bond Fund - Class I		158,876	1,596,706
Pioneer Bond Fund - Class Y		495,293	4,616,129
Segall Bryant & Hamill Plus Bond Fund - Class I		316,109	3,236,961
SPDR Bloomberg Barclays High Yield Bond ETF (3)(9)		152,787	5,507,971
TCW Emerging Markets Income Fund - Class I		1,160,649	9,250,375
Vanguard Intermediate-Term Corporate Bond ETF (9)		31,990	2,672,125
Vanguard Total Bond Market ETF (9)		58,491	4,603,240

Total Registered Investment Companies	(Cost	$82,352,822)	81,287,647

Money Market Registered Investment Companies - 20.0%

Morgan Stanley Government Institutional Fund, 1.92% (4)		15,822,921	15,822,921
Meeder Institutional Prime Money Market Fund, 2.05% (5)		10,237,734	10,237,734

Total Money Market Registered Investment Companies	(Cost	$26,059,688)	26,060,655

Bank Obligations - 0.2%

Pacific Premier Bank Deposit Account, 1.80%, 10/1/2018 (6)		248,000	248,000

Total Bank Obligations	(Cost	$248,000)	248,000

U.S. Government Obligations - 5.1%

U.S. Treasury Note, 2.25%, due 11/15/2025		3,981,000	3,783,972
U.S. Treasury Note, 1.88%, due 12/31/2019		1,391,000	1,376,655
U.S. Treasury Note, 2.13%, due 12/31/2022		1,485,000	1,436,795

Total U.S. Government Obligations	(Cost	$6,666,842)	6,597,422

Total Investments - 108.8%	(Cost	$140,599,655)	141,885,773

Liabilities less Other Assets - (8.8%)			(11,456,034)

Total Net Assets - 100.0%			130,429,739

Trustee Deferred Compensation (7)

Meeder Aggressive Allocation Fund		1,850	20,332
Meeder Balanced Fund		941	11,301
Meeder Dynamic Allocation Fund		645	7,372
Meeder Muirfield Fund		1,045	8,381
Meeder Conservative Allocation Fund		264	5,937

Total Trustee Deferred Compensation	(Cost	$44,917)	53,323

Futures Contracts

	Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation)($)
Index Futures
Mini MSCI EAFE Index Futures	21	12/21/2018	2,074,275	26,902
Russell 2000 Mini Index Futures	9	12/21/2018	765,360	(8,364)
Standard & Poors 500 Mini Futures	46	12/21/2018	6,713,700	51,386
E-mini Standard & Poors MidCap 400 Futures	10	12/21/2018	2,025,200	(28,774)

Total Futures Contracts	86		11,578,535	41,150

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
•	Level 1 - quoted prices in active markets for identical securities
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2018 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (10)
Level 1 - Quoted Prices	$135,040,351	$41,150
Level 2 - Other Significant Observable Inputs	6,845,422	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$141,885,773	$41,150

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Represents non-income producing securities.

(3)	All or a portion of this security is on loan.

(4)	Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at September 30, 2018.

(5)	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2018.

(6)	Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at September 30, 2018. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(7)	Assets of affiliates to the Conservative Allocation Fund held for the benefit of the Fund's Trustees in connection with the Trustees Deferred Compensation Plan.

(8)	Fair valued security deemed as Level 3 security.

(9)	Exchange-traded fund.

(10)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Schedule of Investments

September 30, 2018 (unaudited)

Aggressive Allocation Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - 71.1%

Communication Services - 3.1%
AMC Networks, Inc. (2)	609	40,401
Cable One, Inc.	36	31,810
Cargurus, Inc. (2)	374	20,828
Gannett Co., Inc.	4,684	46,887
Gray Television, Inc. (2)	200	3,500
Intelsat SA (2)	391	11,730
John Wiley & Sons, Inc.	844	51,146
Marcus Corp./The	736	30,949
MSG Networks, Inc. (2)	554	14,293
National CineMedia, Inc.	2,411	25,532
New Media Investment Group, Inc.	4,007	62,870
Nexstar Media Group, Inc.	5	407
QuinStreet, Inc. (2)	929	12,607
Rosetta Stone, Inc. (2)	2,184	43,440
Spok Holdings, Inc.	128	1,971
Telephone & Data Systems, Inc.	1,719	52,309
tronc, Inc. (2)	1,284	20,968
TechTarget, Inc. (2)	1,150	22,333
Travelzoo (2)	49	581
United States Cellular Corp. (2)	353	15,807
Vonage Holdings Corp. (2)	5,490	77,738
World Wrestling Entertainment, Inc.	492	47,591
XO Group, Inc. (2)	743	25,619

		661,317

Consumer Discretionary - 6.2%
Abercrombie & Fitch Co.	497	10,497
American Axle & Manufacturing Holdings, Inc. (2)	2,257	39,362
American Eagle Outfitters, Inc.	1,397	34,688
American Public Education, Inc. (2)	14	463
Bed Bath & Beyond, Inc.	307	4,605
Big Lots, Inc. (3)	742	31,008
BJ's Restaurants, Inc.	220	15,884
Burlington Stores, Inc. (2)	329	53,601
Cambium Learning Group, Inc. (2)	102	1,208
Carter's, Inc.	16	1,578
Cooper-Standard Holdings, Inc. (2)	492	59,030
Deckers Outdoor Corp. (2)	175	20,752
Dick's Sporting Goods, Inc.	214	7,593
Domino's Pizza, Inc.	206	60,729
Etsy, Inc. (2)	944	48,503
Express, Inc. (2)	325	3,595
Five Below, Inc. (2)	248	32,255
Foot Locker, Inc.	736	37,521
Gentex Corp.	3,801	81,569
Graham Holdings Co.	19	11,007
GrubHub, Inc. (2)	373	51,705
H&R Block, Inc.	476	12,257
Kohl's Corp.	938	69,928
Liberty Expedia Holdings, Inc. (2)	2,142	100,760
MCBC Holdings, Inc. (2)	69	2,476
Michael Kors Holdings, Ltd. (2)	1,191	81,655
Murphy USA, Inc. (2)	94	8,033
Nordstrom, Inc.	590	35,288
NVR, Inc. (2)	16	39,533
Penn National Gaming, Inc. (2)	30	988
Perry Ellis International, Inc. (2)	39	1,066
Pinnacle Entertainment, Inc. (2)	4,709	158,646
Rocky Brands, Inc.	355	10,047
Stoneridge, Inc. (2)	1,177	34,980
Taylor Morrison Home Corp. (2)	1,739	31,372

Tenneco, Inc.	254	10,704
Thor Industries, Inc.	25	2,093
Tower International, Inc.	1,505	45,526
Turtle Beach Corp. (2)	64	1,276
Wyndham Hotels & Resorts, Inc.	1,237	68,740
ZAGG, Inc. (2)	171	2,522

		1,325,043

Consumer Staples - 1.1%
Boston Beer Co., Inc./The (2)	101	29,038
Energizer Holdings, Inc.	421	24,692
Flowers Foods, Inc.	769	14,350
Lamb Weston Holdings, Inc.	473	31,502
Medifast, Inc.	159	35,226
National Beverage Corp. (2)	38	4,432
Natural Grocers by Vitamin Cottage, Inc. (2)	12	203
SpartanNash Co.	210	4,213
Turning Point Brands, Inc.	479	19,859
USANA Health Sciences, Inc. (2)	365	44,001
Village Super Market, Inc.	902	24,534

		232,050

Energy - 4.1%
Arch Coal, Inc.	491	43,895
Cactus, Inc. (2)	1,098	42,031
California Resources Corp. (2)	135	6,552
Chesapeake Energy Corp. (2)	3,598	16,155
CNX Resources Corp. (2)	91	1,302
CONSOL Energy, Inc. (2)	249	10,162
Covia Holdings Corp. (2)	1,344	12,056
CVR Energy, Inc.	819	32,940
Delek US Holdings, Inc.	829	35,174
Denbury Resources, Inc. (2)	6,042	37,460
Energen Corp. (2)	1,146	98,751
Evolution Petroleum Corp.	23	254
FTS International, Inc. (2)	1,940	22,873
Gulfport Energy Corp. (2)	1,821	18,957
Hallador Energy Co.	447	2,780
HollyFrontier Corp.	982	68,642
Laredo Petroleum, Inc. (2)	1,118	9,134
Mammoth Energy Services, Inc.	396	11,524
Matrix Service Co. (2)	958	23,615
Newfield Exploration Co. (2)	1,463	42,178
Northern Oil and Gas, Inc. (2)	2,334	9,336
Overseas Shipholding Group, Inc. (2)	1,668	5,254
Par Pacific Holdings, Inc. (2)	1,508	30,763
Parsley Energy, Inc. (2)	133	3,890
PBF Energy, Inc.	1,068	53,304
Peabody Energy Corp.	2,031	72,385
Penn Virginia Corp. (2)	144	11,598
Profire Energy, Inc. (2)	562	1,793
Renewable Energy Group, Inc. (2)	304	8,755
Southwestern Energy Co. (2)	3,129	15,989
Unit Corp. (2)	211	5,499
W&T Offshore, Inc. (2)	3,554	34,261
Whiting Petroleum Corp. (2)	986	52,297
World Fuel Services Corp.	29	803
WPX Energy, Inc. (2)	1,619	32,574

		874,936

Financials - 11.8%
Arbor Realty Trust, Inc.	7,582	87,041
BancFirst Corp.	1,308	78,415
Bank of NT Butterfield & Son, Ltd./The	3,123	161,959
BankUnited, Inc.	4,284	151,654
Cherry Hill Mortgage Investment Corp.	4,232	76,599
CIT Group, Inc.	3,291	169,849
Cullen/Frost Bankers, Inc.	1,539	160,733
Curo Group Holdings Corp. (2)	422	12,757
Enova International, Inc. (2)	899	25,891

Evercore, Inc.	131	13,172
Exantas Capital Corp.	1,396	15,328
First BanCorp/Puerto Rico (2)	10,008	91,073
FirstCash, Inc.	587	48,134
Genworth Financial, Inc. (2)	1,526	6,363
Goosehead Insurance, Inc. (2)	51	1,727
Hamilton Lane, Inc.	437	19,350
Health Insurance Innovations, Inc. - Class A (2)	119	7,336
Ladder Capital Corp.	9,238	156,492
MB Financial, Inc.	3,418	157,604
Metropolitan Bank Holding Corp. (2)	168	6,908
National General Holdings Corp.	1,841	49,412
New Residential Investment Corp.	9,409	167,668
NewStar Financial Contingent Value Rights (2)(8)	179	0
Northrim BanCorp, Inc.	585	24,307
OFG Bancorp	1,644	26,551
Oppenheimer Holdings, Inc.	964	30,462
PacWest Bancorp	2,810	133,897
PennyMac Financial Services, Inc.	734	15,341
Popular, Inc.	2,569	131,661
Pzena Investment Management, Inc.	1,125	10,733
Ready Capital Corp. (2)	4,355	72,511
Santander Consumer USA Holdings, Inc.	526	10,541
Stewart Information Services Corp.	1,874	84,349
TCF Financial Corp.	6,911	164,551
Universal Insurance Holdings, Inc.	1,568	76,126
Walker & Dunlop, Inc.	1,504	79,532

		2,526,027

Healthcare - 13.2%
Acorda Therapeutics, Inc. (2)	306	6,013
Alkermes PLC (2)	319	13,538
AMAG Pharmaceuticals, Inc. (2)	820	16,400
Amedisys, Inc. (2)	139	17,369
Amneal Pharmaceuticals, Inc. (2)	861	19,106
AngioDynamics, Inc. (2)	1,225	26,632
ANI Pharmaceuticals, Inc. (2)	7	396
ArQule, Inc. (2)	561	3,175
Arrowhead Pharmaceuticals, Inc. (2)	690	13,227
Assertio Therapeutics, Inc. (2)	664	3,904
athenahealth, Inc. (2)	239	31,930
Bio-Rad Laboratories, Inc. (2)	317	99,218
Bio-Techne Corp.	284	57,967
Bruker Corp.	1,026	34,320
Cambrex Corp. (2)	6	410
CareDx, Inc. (2)	341	9,838
Catalent, Inc. (2)	1,905	86,773
Chemed Corp.	357	114,090
CONMED Corp.	789	62,505
Corcept Therapeutics, Inc. (2)	126	1,767
CytomX Therapeutics, Inc. (2)	465	8,603
DexCom, Inc. (2)	100	14,304
Eagle Pharmaceuticals, Inc./DE (2)	217	15,045
Emergent BioSolutions, Inc. (2)	977	64,316
Enanta Pharmaceuticals, Inc. (2)	280	23,929
Encompass Health Corp.	662	51,603
Endo International PLC (2)	1,204	20,263
Endocyte, Inc. (2)	614	10,905
Exact Sciences Corp. (2)	206	16,258
Exelixis, Inc. (2)	2,328	41,252
G1 Therapeutics, Inc. (2)	119	6,223
Genomic Health, Inc. (2)	650	45,643
Globus Medical, Inc. (2)	1,033	58,633
Haemonetics Corp. (2)	405	46,405
Halozyme Therapeutics, Inc. (2)	768	13,955
HealthEquity, Inc. (2)	278	26,246
Hill-Rom Holdings, Inc.	1,297	122,437
HMS Holdings Corp. (2)	455	14,929
Horizon Pharma Plc (2)	656	12,844
ICU Medical, Inc. (2)	376	106,314
Inogen, Inc. (2)	156	38,083
Integer Holdings Corp. (2)	681	56,489

IntriCon Corp. (2)	48	2,698
Ironwood Pharmaceuticals, Inc. (2)	747	13,790
Jazz Pharmaceuticals PLC (2)	482	81,039
Lannett Co., Inc. (2)(3)	606	2,879
Lantheus Holdings, Inc. (2)	359	5,367
Ligand Pharmaceuticals, Inc. (2)	115	31,566
LivaNova PLC (2)	258	31,984
Loxo Oncology, Inc. (2)	112	19,133
Luminex Corp.	1,028	31,159
Madrigal Pharmaceuticals, Inc. (2)	77	16,488
Mallinckrodt PLC (2)	934	27,376
Masimo Corp. (2)	681	84,812
Mirati Therapeutics, Inc. (2)	163	7,677
Molina Healthcare, Inc. (2)	294	43,718
Momenta Pharmaceuticals, Inc. (2)	291	7,653
Myriad Genetics, Inc. (2)	586	26,956
Natera, Inc. (2)	479	11,467
Neurocrine Biosciences, Inc. (2)	545	67,008
NextGen Healthcare, Inc. (2)	1,304	26,184
OPKO Health, Inc. (2)	1,724	5,965
Orthofix Medical, Inc. (2)	1,238	71,569
Phibro Animal Health Corp. (2)	771	33,076
PRA Health Sciences, Inc. (2)	152	16,749
Premier, Inc. - Class A (2)	1,511	69,174
Providence Service Corp./The (2)	172	11,572
PTC Therapeutics, Inc. (2)	226	10,622
Quidel Corp. (2)	358	23,331
RadNet, Inc. (2)	381	5,734
Reata Pharmaceuticals, Inc. (2)	12	981
REGENXBIO, Inc. (2)	245	18,498
Repligen Corp. (2)	35	1,941
Retrophin, Inc. (2)	129	3,706
Sarepta Therapeutics, Inc. (2)	149	24,065
Sorrento Therapeutics, Inc. (2)	940	4,136
Spectrum Pharmaceuticals, Inc. (2)	589	9,895
STAAR Surgical Co. (2)	342	16,416
STERIS PLC	1,146	131,102
Surmodics, Inc. (2)	101	7,540
Tabula Rasa HealthCare, Inc. (2)	261	21,191
Tandem Diabetes Care, Inc. (2)	224	9,596
Tenet Healthcare Corp. (2)	670	19,068
Titan Pharmaceuticals, Inc. (2)	1,153	239
Triple-S Management Corp. (2)	1,248	23,575
United Therapeutics Corp. (2)	581	74,298
Vanda Pharmaceuticals, Inc. (2)	887	20,357
Varex Imaging Corp. (2)	241	6,907
Veeva Systems, Inc. (2)	298	32,443
Veracyte, Inc. (2)	457	4,364
Vericel Corp. (2)	269	3,806
Viking Therapeutics, Inc. (2)	639	11,131
WellCare Health Plans, Inc. (2)	292	93,583
West Pharmaceutical Services, Inc.	616	76,058
Xencor, Inc. (2)	231	9,002

		2,843,901

Industrials - 8.2%
Allison Transmission Holdings, Inc.	3,212	167,056
ArcBest Corp.	447	21,702
Atkore International Group, Inc. (2)	1,554	41,228
Axon Enterprise, Inc. (2)	90	6,159
Barrett Business Services, Inc.	49	3,272
Blue Bird Corp. (2)	938	22,981
BlueLinx Holdings, Inc. (2)	152	4,786
Comfort Systems USA, Inc.	1,319	74,392
Commercial Vehicle Group, Inc. (2)	83	760
Continental Building Products, Inc. (2)	1,146	43,032
Douglas Dynamics, Inc.	151	6,629
EMCOR Group, Inc.	188	14,121
EnPro Industries, Inc.	494	36,027
Forward Air Corp.	1,931	138,453
Foundation Building Materials, Inc. (2)	796	9,926
Global Brass & Copper Holdings, Inc.	1,110	40,959

Graco, Inc.	976	45,228
Hawaiian Holdings, Inc.	1,220	48,922
HD Supply Holdings, Inc. (2)	2,305	98,631
Hillenbrand, Inc.	1,585	82,896
Hub Group, Inc. (2)	105	4,788
Huntington Ingalls Industries, Inc.	436	111,651
Insteel Industries, Inc.	184	6,602
JetBlue Airways Corp. (2)	2,824	54,673
Kforce, Inc.	719	27,034
LB Foster Co. (2)	24	493
Masonite International Corp. (2)	1,037	66,472
Matson, Inc.	1,912	75,792
McGrath RentCorp	1,104	60,135
Meritor, Inc. (2)	736	14,249
Miller Industries, Inc./TN	500	13,450
NCI Building Systems, Inc. (2)	398	6,030
NV5 Global, Inc. (2)	108	9,364
Park-Ohio Holdings Corp.	22	844
Proto Labs, Inc. (2)	249	40,276
Quad/Graphics, Inc.	674	14,046
Quanta Services, Inc. (2)	1,806	60,284
Robert Half International, Inc.	63	4,434
SkyWest, Inc.	213	12,546
Spirit AeroSystems Holdings, Inc.	1,191	109,179
Systemax, Inc.	485	15,976
Teledyne Technologies, Inc. (2)	247	60,930
Trex Co., Inc. (2)	67	5,158
TriMas Corp. (2)	178	5,411
TrueBlue, Inc. (2)	37	964
Universal Logistics Holdings, Inc.	403	14,830
Vectrus, Inc. (2)	1,244	38,800
Veritiv Corp. (2)	183	6,661
Vicor Corp. (2)	211	9,706

		1,757,938

Information Technology - 10.9%
Advanced Micro Devices, Inc. (2)	2,914	90,013
American Software, Inc./GA	574	6,963
Amkor Technology, Inc. (2)	6,778	50,089
Appfolio, Inc. (2)	65	5,096
ARRIS International PLC (2)	2,421	62,922
Aspen Technology, Inc. (2)	1,533	174,624
Avaya Holdings Corp. (2)	1,006	22,273
Avnet, Inc.	401	17,953
Booz Allen Hamilton Holding Corp.	1,435	71,219
Bottomline Technologies DE, Inc. (2)	528	38,391
Brooks Automation, Inc.	376	13,171
Cabot Microelectronics Corp.	498	51,379
CACI International, Inc. - Class A (2)	239	44,012
Cadence Design Systems, Inc. (2)	2,190	99,251
CDW Corp./DE	1,331	118,353
Ciena Corp. (2)	638	19,931
Cirrus Logic, Inc. (2)	197	7,604
Comtech Telecommunications Corp.	2,218	80,447
Diodes, Inc. (2)	1,047	34,855
Electro Scientific Industries, Inc. (2)	904	15,775
Endurance International Group Holdings, Inc. (2)	144	1,267
ePlus, Inc. (2)	95	8,807
Fabrinet (2)	305	14,109
Fair Isaac Corp. (2)	549	125,474
Fortinet, Inc. (2)	1,378	127,148
Immersion Corp. (2)	1,101	11,638
Insight Enterprises, Inc. (2)	1,027	55,550
InterDigital, Inc./PA	1,188	95,040
j2 Global, Inc.	587	48,633
Jabil, Inc.	779	21,095
LivePerson, Inc. (2)	518	13,442
Manhattan Associates, Inc. (2)	454	24,788
MKS Instruments, Inc.	599	48,010
Monolithic Power Systems, Inc.	171	21,466
Nanometrics, Inc. (2)	426	15,984
ON Semiconductor Corp. (2)	7,560	139,331

PC Connection, Inc.	370	14,389
Perficient, Inc. (2)	91	2,425
Photronics, Inc. (2)	18	177
Plantronics, Inc.	580	34,974
Progress Software Corp.	1,066	37,619
RingCentral, Inc. (2)	765	71,183
Science Applications International Corp.	212	17,087
Semtech Corp. (2)	439	24,408
ShotSpotter, Inc. (2)	39	2,390
SMART Global Holdings, Inc. (2)	268	7,702
SPS Commerce, Inc. (2)	111	11,016
Syntel, Inc. (2)	108	4,426
Tech Data Corp. (2)	747	53,463
Trade Desk, Inc./The (2)	209	31,540
Twilio, Inc. (2)	221	19,068
Unisys Corp. (2)	1,020	20,808
USA Technologies, Inc. (2)	272	1,958
Verint Systems, Inc. (2)	1,074	53,807
Vishay Precision Group, Inc. (2)	95	3,553
Web.com Group, Inc. (2)	123	3,432
Xcerra Corp. (2)	8,677	123,821

		2,335,349

Materials - 4.2%
CF Industries Holdings, Inc.	11	599
Chemours Co./The	1,405	55,413
Gold Resource Corp.	2,088	10,732
Huntsman Corp.	4,162	113,331
Ingevity Corp. (2)	255	25,979
Kronos Worldwide, Inc.	1,862	30,258
Louisiana-Pacific Corp.	3,494	92,556
Materion Corp.	281	17,001
Packaging Corp. of America	157	17,221
Rayonier Advanced Materials, Inc.	1,321	24,346
Reliance Steel & Aluminum Co.	1,952	166,486
RPM International, Inc.	14	909
Schnitzer Steel Industries, Inc.	467	12,632
Steel Dynamics, Inc.	1,851	83,647
SunCoke Energy, Inc. (2)	2,100	24,402
Tredegar Corp.	1,032	22,343
Trinseo SA	2,075	162,473
Valhi, Inc.	461	1,051
Verso Corp. (2)	753	25,354
Warrior Met Coal, Inc.	55	1,487
Worthington Industries, Inc.	505	21,897

		910,117

Real Estate Investment Trust - 6.4%
American Assets Trust, Inc.	4,250	158,483
Chesapeake Lodging Trust	154	4,939
CoreCivic, Inc.	1,872	45,546
GEO Group, Inc./The	1,796	45,187
Gladstone Commercial Corp.	1,566	29,989
Hersha Hospitality Trust	161	3,650
Hospitality Properties Trust	422	12,170
Kite Realty Group Trust	3,721	61,955
Lamar Advertising Co.	2,192	170,538
LaSalle Hotel Properties	1,129	39,052
Lexington Realty Trust	145	1,204
National Health Investors, Inc.	1,546	116,862
Omega Healthcare Investors, Inc.	1,110	36,375
Park Hotels & Resorts, Inc.	125	4,103
Piedmont Office Realty Trust, Inc.	8,423	159,447
PotlatchDeltic Corp.	592	24,242
PS Business Parks, Inc.	1,272	161,658
Rayonier, Inc.	453	15,316
Retail Properties of America, Inc.	9,386	114,415
STORE Capital Corp.	605	16,813
Tanger Factory Outlet Centers, Inc.	1,498	34,274
Tier REIT, Inc.	3,737	90,062
Urstadt Biddle Properties, Inc.	1,568	33,383

		1,379,663

Utilities - 1.9%
Clearway Energy, Inc.		952	18,126
MDU Resources Group, Inc.		6,352	163,183
NRG Energy, Inc.		1,235	46,189
UGI Corp.		3,303	183,235

			410,733

Total Common Stocks	(Cost	$13,965,523)	15,257,074

Registered Investment Companies - 11.3%

iShares Core MSCI EAFE ETF (9)		17,177	1,100,702
iShares Core MSCI Emerging Markets ETF (9)		3,288	170,253
iShares JP Morgan USD Emerging Markets Bond ETF (9)		5,279	569,129
SPDR Bloomberg Barclays High Yield Bond ETF (3)(9)		15,978	576,007

Total Registered Investment Companies	(Cost	$2,336,854)	2,416,091

Money Market Registered Investment Companies - 12.5%

Morgan Stanley Government Institutional Fund, 1.92% (4)		1,191,499	1,191,499
Meeder Institutional Prime Money Market Fund, 2.05% (5)		1,480,793	1,480,793

Total Money Market Registered Investment Companies	(Cost	$2,672,050)	2,672,292

Bank Obligations - 3.5%

First Merchants Bank Deposit Account, 1.85%, 10/1/2018 (6)		248,000	248,000
Metro City Bank Deposit Account, 1.85%, 10/1/2018 (6)		248,000	248,000
Pacific Premier Bank Deposit Account, 1.80%, 10/1/2018 (6)		248,000	248,000

Total Bank Obligations	(Cost	$744,000)	744,000

Total Investments - 98.4%	(Cost	$19,718,427)	21,089,457

Other Assets less Liabilities - 1.6%			339,909

Total Net Assets - 100.0%			21,429,366

Trustee Deferred Compensation (7)

Meeder Aggressive Allocation Fund		2,218	24,376
Meeder Balanced Fund		1,131	13,583
Meeder Dynamic Allocation Fund		778	8,893
Meeder Muirfield Fund		1,115	8,942
Meeder Conservative Allocation Fund		318	7,152

Total Trustee Deferred Compensation	(Cost	$53,053)	62,946

Futures Contracts

	Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation)($)
Index Futures
Mini MSCI EAFE Index Futures	25	12/21/2018	2,469,375	1,305
Mini MSCI Emerging Markets Index Futures	9	12/21/2018	472,365	2,691
Russell 2000 Mini Index Futures	1	12/21/2018	85,040	(965)
E-mini Standard & Poors MidCap 400 Futures	4	12/21/2018	810,080	(11,511)

Total Futures Contracts	39		3,836,860	(8,480)

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
•	Level 1 - quoted prices in active markets for identical securities
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2018 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (10)
Level 1 - Quoted Prices	$20,345,457	$(8,480)
Level 2 - Other Significant Observable Inputs	744,000	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$21,089,457	$(8,480)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Represents non-income producing securities.

(3)	All or a portion of this security is on loan.

(4)	Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at September 30, 2018.

(5)	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2018.

(6)	Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at September 30, 2018. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(7)	Assets of affiliates to the Aggressive Allocation Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(8)	Fair valued security deemed as Level 3 security.

(9)	Exchange-traded fund.

(10)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

Schedule of Investments

September 30, 2018 (unaudited)

Dynamic Allocation Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - 72.7%

Communication Services - 8.4%
Alphabet, Inc. - Class A (2)	638	770,117
Alphabet, Inc. - Class C (2)	1,915	2,285,495
AMC Networks, Inc. (2)	1,326	87,967
AT&T, Inc.	11,051	371,093
Cable One, Inc.	162	143,145
Comcast Corp. - Class A	37,558	1,329,929
Discovery, Inc. (2)	956	28,278
Facebook, Inc. (2)	10,357	1,703,312
IAC/InterActiveCorp (2)	131	28,390
Interpublic Group of Cos., Inc./The	407	9,308
John Wiley & Sons, Inc.	1,958	118,655
Liberty Media Corp-Liberty SiriusXM (2)	10,955	475,995
Telephone & Data Systems, Inc.	229	6,968
T-Mobile US, Inc. (2)	15,281	1,072,421
Twenty-First Century Fox, Inc. - Class A	25,711	1,191,191
Twenty-First Century Fox, Inc. - Class B	23,326	1,068,797
United States Cellular Corp. (2)	283	12,673
Verizon Communications, Inc.	37,127	1,982,211
Viacom, Inc.	9,855	332,705
Walt Disney Co./The	15,130	1,769,302

		14,787,952

Consumer Discretionary - 5.5%
Amazon.com, Inc. (2)	1,965	3,935,895
Best Buy Co., Inc.	6,273	497,825
Brunswick Corp./DE	2,667	178,742
Burlington Stores, Inc. (2)	746	121,538
Carter's, Inc.	95	9,367
Chipotle Mexican Grill, Inc. (2)	288	130,902
Dick's Sporting Goods, Inc.	331	11,744
Domino's Pizza, Inc.	856	252,349
Extended Stay America, Inc.	3,156	63,846
Foot Locker, Inc.	728	37,113
General Motors Co.	34,334	1,156,026
Home Depot, Inc./The	1,349	279,445
Kohl's Corp.	1,364	101,686
Lear Corp.	2,775	402,375
Lululemon Athletica, Inc. (2)	1,079	175,327
Macy's, Inc.	2,029	70,467
Michael Kors Holdings, Ltd. (2)	1,641	112,507
NIKE, Inc. - Class B	775	65,658
NVR, Inc. (2)	66	163,073
PulteGroup, Inc.	12,714	314,926
Qurate Retail, Inc. (2)	11,124	247,064
TJX Cos., Inc./The	11,439	1,281,397

		9,609,272

Consumer Staples - 1.5%
Archer-Daniels-Midland Co.	85	4,273
Costco Wholesale Corp.	6,103	1,433,473

Keurig Dr Pepper, Inc.	13,642	316,085
Kroger Co./The	13,761	400,583
Lamb Weston Holdings, Inc.	2,169	144,455
Tyson Foods, Inc.	6,556	390,279

		2,689,148

Energy - 6.2%
Andeavor	5,190	796,665
Chesapeake Energy Corp. (2)	218	979
Chevron Corp.	10,352	1,265,843
ConocoPhillips	17,765	1,375,011
Continental Resources, Inc./OK (2)	4,554	310,947
Energen Corp. (2)	2,174	187,334
Exxon Mobil Corp.	17,593	1,495,757
HollyFrontier Corp.	3,145	219,836
Marathon Oil Corp.	19,854	462,201
Marathon Petroleum Corp.	13,349	1,067,520
Occidental Petroleum Corp.	15,320	1,258,844
PBF Energy, Inc.	2,049	102,266
Phillips 66	10,319	1,163,158
Valero Energy Corp.	10,177	1,157,634
Whiting Petroleum Corp. (2)	820	43,493

		10,907,488

Financials - 10.5%
Aflac, Inc.	23,807	1,120,595
Allstate Corp./The	11,246	1,109,980
Bank of America Corp.	67,754	1,996,033
BankUnited, Inc.	4,154	147,052
BB&T Corp.	3,252	157,852
Berkshire Hathaway, Inc. - Class B (2)	13,397	2,868,432
Brown & Brown, Inc.	8,683	256,756
Chimera Investment Corp.	3,143	56,983
Cullen/Frost Bankers, Inc.	3,048	318,333
Discover Financial Services	13,894	1,062,196
Evercore, Inc.	1,006	101,153
Fifth Third Bancorp	33,092	923,929
First American Financial Corp.	2,835	146,258
Hanover Insurance Group, Inc./The	1,483	182,958
Huntington Bancshares, Inc./OH	12,645	188,663
JPMorgan Chase & Co.	12,706	1,433,745
KeyCorp	23,925	475,868
LPL Financial Holdings, Inc.	189	12,192
Morningstar, Inc.	1,058	133,202
New Residential Investment Corp.	16,322	290,858
Old Republic International Corp.	10,119	226,463
OneMain Holdings, Inc. (2)	743	24,972
Progressive Corp./The	15,993	1,136,143
Prudential Financial, Inc.	10,424	1,056,160
Santander Consumer USA Holdings, Inc.	2,724	54,589
SunTrust Banks, Inc.	16,101	1,075,386
T Rowe Price Group, Inc.	356	38,868
TCF Financial Corp.	7,224	172,003
Wells Fargo & Co.	33,326	1,751,615

		18,519,237

Healthcare - 9.9%
AbbVie, Inc.	7,982	754,938
ABIOMED, Inc. (2)	641	288,290

Align Technology, Inc. (2)	1,628	636,906
Amgen, Inc.	7,612	1,577,891
AquaBounty Technologies, Inc. (2)	2,205	7,078
Baxter International, Inc.	520	40,087
Biogen, Inc. (2)	3,662	1,293,821
Bio-Rad Laboratories, Inc. (2)	302	94,523
Chemed Corp.	209	66,792
Encompass Health Corp.	1,927	150,210
Exelixis, Inc. (2)	1,892	33,526
Express Scripts Holding Co. (2)	12,714	1,207,957
Gilead Sciences, Inc.	18,604	1,436,415
HCA Healthcare, Inc.	8,261	1,149,270
Hill-Rom Holdings, Inc.	3,476	328,134
Humana, Inc.	2,816	953,272
ICU Medical, Inc. (2)	378	106,880
IDEXX Laboratories, Inc. (2)	1,127	281,367
IQVIA Holdings, Inc. (2)	4,199	544,778
Johnson & Johnson	1,607	222,039
Medtronic PLC	15,888	1,562,903
Neurocrine Biosciences, Inc. (2)	256	31,475
Pfizer, Inc.	48,736	2,147,796
Premier, Inc. - Class A (2)	3,717	170,164
United Therapeutics Corp. (2)	1,290	164,965
UnitedHealth Group, Inc.	5,810	1,545,692
Vertex Pharmaceuticals, Inc. (2)	53	10,215
WellCare Health Plans, Inc. (2)	880	282,031
Zimmer Biomet Holdings, Inc.	2,907	382,183

		17,471,598

Industrials - 7.0%
Allison Transmission Holdings, Inc.	2,262	117,647
Boeing Co./The	5,124	1,905,616
Copart, Inc. (2)	7,361	379,312
CSX Corp.	16,688	1,235,746
Delta Air Lines, Inc.	7,040	407,123
Emerson Electric Co.	15,346	1,175,197
HD Supply Holdings, Inc. (2)	7,713	330,039
Huntington Ingalls Industries, Inc.	248	63,508
Ingersoll-Rand PLC	4,949	506,283
ITT, Inc.	461	28,241
JetBlue Airways Corp. (2)	2,069	40,056
Landstar System, Inc.	1,033	126,026
ManpowerGroup, Inc.	96	8,252
Norfolk Southern Corp.	6,588	1,189,134
PACCAR, Inc.	12,865	877,264
Quanta Services, Inc. (2)	8,200	273,716
Regal Beloit Corp.	764	62,992
Robert Half International, Inc.	895	62,990
Teledyne Technologies, Inc. (2)	1,394	343,872
Textron, Inc.	2,558	182,820
Union Pacific Corp.	9,287	1,512,202
United Continental Holdings, Inc. (2)	10,708	953,654
WW Grainger, Inc.	1,203	429,964

		12,211,654

Information Technology - 17.0%
Accenture PLC	8,493	1,445,509
Adobe Systems, Inc. (2)	5,720	1,544,114
Apple, Inc.	22,814	5,150,032
Applied Materials, Inc.	18,458	713,402
Aspen Technology, Inc. (2)	4,531	516,126
Booz Allen Hamilton Holding Corp.	4,969	246,611

Broadridge Financial Solutions, Inc.	3,606	475,812
CA, Inc.	449	19,823
Cadence Design Systems, Inc. (2)	5,275	239,063
CDW Corp./DE	6,868	610,703
Cisco Systems, Inc.	29,235	1,422,283
Citrix Systems, Inc. (2)	1,055	117,274
Conduent, Inc. (2)	1,877	42,270
Dell Technologies, Inc. - Class V (2)	5,249	509,783
DXC Technology Co.	1	94
F5 Networks, Inc. (2)	2,221	442,912
Fair Isaac Corp. (2)	851	194,496
Fortinet, Inc. (2)	4,215	388,918
Hewlett Packard Enterprise Co.	30,433	496,362
HP, Inc.	44,178	1,138,467
Intel Corp.	28,806	1,362,236
Intuit, Inc.	5,421	1,232,735
Keysight Technologies, Inc. (2)	3,089	204,739
KLA-Tencor Corp.	1,351	137,410
Lam Research Corp.	1,960	297,332
Leidos Holdings, Inc.	933	64,526
Mastercard, Inc.	8,389	1,867,475
Micron Technology, Inc. (2)	26,698	1,207,551
Microsoft Corp.	36,427	4,166,156
MKS Instruments, Inc.	84	6,733
NetApp, Inc.	1,887	162,074
NVIDIA Corp.	932	261,911
ON Semiconductor Corp. (2)	5,460	100,628
Oracle Corp.	25,340	1,306,530
RingCentral, Inc. (2)	1,025	95,376
Texas Instruments, Inc.	13,518	1,450,346
Western Digital Corp.	70	4,098
Zebra Technologies Corp. (2)	905	160,031

		29,801,941

Materials - 2.0%
Bemis Co., Inc.	483	23,474
Chemours Co./The	3,079	121,436
Eagle Materials, Inc.	2,606	222,135
Eastman Chemical Co.	6,939	664,201
Huntsman Corp.	4,644	126,456
LyondellBasell Industries NV	10,628	1,089,476
Nucor Corp.	9,737	617,813
Packaging Corp. of America	278	30,494
Reliance Steel & Aluminum Co.	2,317	197,617
Steel Dynamics, Inc.	1,540	69,593
Westlake Chemical Corp.	1,880	156,247
WestRock Co.	3,338	178,383

		3,497,325

Real Estate Investment Trust - 2.4%
Essex Property Trust, Inc.	3,590	885,689
Extra Space Storage, Inc.	287	24,866
Host Hotels & Resorts, Inc.	24,172	510,029
Lamar Advertising Co.	1,962	152,644
Prologis, Inc.	3,599	243,976
Public Storage	280	56,456
Retail Properties of America, Inc.	6,902	84,135
Retail Value, Inc. (2)	2,089	68,289
Simon Property Group, Inc.	6,866	1,213,566
Tanger Factory Outlet Centers, Inc.	155	3,546
UDR, Inc.	19,916	805,204
Vornado Realty Trust	1,432	104,536

		4,152,936

Utilities - 2.3%
AES Corp./VA	11,090	155,260
CenterPoint Energy, Inc.	13,441	371,644

Exelon Corp.		27,061	1,181,483
MDU Resources Group, Inc.		8,135	208,988
NextEra Energy, Inc.		7,981	1,337,616
OGE Energy Corp.		6,937	251,952
UGI Corp.		8,302	460,593

			3,967,536

Total Common Stocks	(Cost	$111,545,978)	127,616,087

Registered Investment Companies - 10.9%

iShares JP Morgan USD Emerging Markets Bond ETF (8)		42,600	4,592,706
iShares Core MSCI EAFE ETF (8)		136,531	8,748,906
iShares Core MSCI Emerging Markets ETF (8)		24,090	1,247,380
SPDR Bloomberg Barclays High Yield Bond ETF (3)(8)		127,240	4,587,003

Total Registered Investment Companies	(Cost	$18,699,478)	19,175,995

Money Market Registered Investment Companies - 22.4%

Morgan Stanley Government Institutional Fund, 1.92% (4)		9,342,192	9,342,192
Meeder Institutional Prime Money Market Fund, 2.05% (5)		30,061,326	30,061,326

Total Money Market Registered Investment Companies	(Cost	$39,401,019)	39,403,518

Bank Obligations - 0.7%

First Merchants Bank Deposit Account, 1.85%, 10/1/2018 (6)		248,000	248,000
Metro City Bank Deposit Account, 1.85%, 10/1/2018 (6)		248,000	248,000
Pacific Mercantile Bank Deposit Account, 1.96%, 10/1/2018 (6)		248,000	248,000
Pacific Premier Bank Deposit Account, 1.80%, 10/1/2018 (6)		248,000	248,000
Seacoast Community Bank Deposit Account, 1.85%, 10/1/2018 (6)		248,000	248,000

Total Bank Obligations	(Cost	$1,240,000)	1,240,000

Total Investments - 106.7%	(Cost	$170,886,475)	187,435,600

Liabilities less Other Assets - (6.7%)			(11,830,888)

Total Net Assets - 100.0%			175,604,712

Trustee Deferred Compensation (7)

Meeder Aggressive Allocation Fund		4,069	44,718
Meeder Balanced Fund		2,045	24,560
Meeder Dynamic Allocation Fund		1,436	16,413
Meeder Muirfield Fund		2,181	17,492
Meeder Conservative Allocation Fund		583	13,112

Total Trustee Deferred Compensation	(Cost	$96,657)	116,295

Futures Contracts

	Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation)($)
Index Futures
Mini MSCI EAFE Index Futures	188	12/21/2018	18,569,700	207,619
Mini MSCI Emerging Markets Index Futures	32	12/21/2018	1,679,520	19,333
Standard & Poors 500 Mini Futures	58	12/21/2018	8,465,100	64,911

Total Futures Contracts	278		28,714,320	291,863

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
•	Level 1 - quoted prices in active markets for identical securities

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2018 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (9)
Level 1 - Quoted Prices	$186,195,600	$291,863
Level 2 - Other Significant Observable Inputs	1,240,000	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$187,435,600	$291,863

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Represents non-income producing securities.

(3)	All or a portion of this security is on loan.

(4)	Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at September 30, 2018.

(5)	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2018.

(6)	Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at September 30, 2018. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(7)	Assets of affiliates to the Dynamic Allocation Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(8)	Exchange-traded fund.

(9)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

Schedule of Investments

September 30, 2018 (unaudited)

Quantex Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - 93.7%

Communication Services - 2.6%
Interpublic Group of Cos., Inc./The	30,684	701,743
News Corp.	32,670	444,312
TripAdvisor, Inc. (2)	18,549	947,297

		2,093,352

Consumer Discretionary - 23.9%
Advance Auto Parts, Inc.	5,551	934,400
Big Lots, Inc. (3)	12,479	521,497
BorgWarner, Inc.	11,126	475,970
Brinker International, Inc.	19,666	918,992
Cheesecake Factory, Inc./The	14,399	770,922
Chipotle Mexican Grill, Inc. (2)	1,769	804,046
Dillard's, Inc. (3)	11,686	892,109
Foot Locker, Inc.	17,433	888,734
GameStop Corp. (3)	30,494	465,643
Goodyear Tire & Rubber Co./The	17,667	413,231
H&R Block, Inc.	28,426	731,970
International Speedway Corp.	19,634	859,969
Kohl's Corp.	14,455	1,077,620
Leggett & Platt, Inc.	16,460	720,783
Macy's, Inc.	32,645	1,133,761
Michael Kors Holdings, Ltd. (2)	12,632	866,050
Nordstrom, Inc.	16,293	974,484
Office Depot, Inc.	183,849	590,155
Papa John's International, Inc.	8,769	449,674
PulteGroup, Inc.	23,461	581,129
PVH Corp.	4,767	688,355
Ralph Lauren Corp.	7,236	995,312
Sally Beauty Holdings, Inc. (2)	30,383	558,743
Signet Jewelers, Ltd.	14,112	930,404
Tractor Supply Co.	10,391	944,334

		19,188,287

Consumer Staples - 2.3%
Boston Beer Co., Inc./The (2)	4,013	1,153,738
Dean Foods Co.	49,993	354,950
United Natural Foods, Inc. (2)	11,560	346,222

		1,854,910

Energy - 7.5%
Callon Petroleum Co. (2)	35,886	430,273
Chesapeake Energy Corp. (2)	105,792	475,006
Gulfport Energy Corp. (2)	41,563	432,671
Helmerich & Payne, Inc.	12,004	825,515
Newfield Exploration Co. (2)	16,600	478,578
Oceaneering International, Inc.	34,346	947,950
QEP Resources, Inc. (2)	41,179	466,146
Rowan Cos. Plc (2)	32,598	613,820
SM Energy Co.	24,156	761,639
World Fuel Services Corp.	19,700	545,296

		5,976,894

Financials - 7.8%
Assurant, Inc.	8,052	869,213
Everest Re Group, Ltd.	3,090	705,972
Genworth Financial, Inc. (2)	256,959	1,071,519
Navient Corp.	57,101	769,721
People's United Financial, Inc.	30,302	518,770
Torchmark Corp.	8,860	768,073
Trustmark Corp.	24,604	827,925
Wells Fargo & Co. (2)(8)	1	0
Zions Bancorp NA	14,565	730,435

		6,261,628

Healthcare - 11.6%
Avanos Medical, Inc. (2)	16,343	1,119,496
Cooper Cos., Inc./The	3,325	921,524
Endo International PLC (2)	48,135	810,112
LifePoint Health, Inc. (2)	15,685	1,010,114
Mallinckrodt PLC (2)	34,814	1,020,398
Owens & Minor, Inc.	29,137	481,343
Patterson Cos., Inc.	15,009	366,970
PerkinElmer, Inc.	10,353	1,007,036
Prestige Consumer Healthcare, Inc. (2)	12,936	490,145
Tenet Healthcare Corp. (2)	13,720	390,471
Universal Health Services, Inc.	7,022	897,692
Varian Medical Systems, Inc. (2)	7,280	814,850

		9,330,151

Industrials - 13.0%
Acuity Brands, Inc.	3,197	502,568
Allegion PLC	8,622	780,895
AO Smith Corp.	8,495	453,378
Esterline Technologies Corp. (2)	9,879	898,495
Fluor Corp.	14,812	860,577
Fortune Brands Home & Security, Inc.	11,334	593,448
GATX Corp.	11,116	962,534
Herman Miller, Inc.	19,108	733,747
HNI Corp.	20,336	899,665
Jacobs Engineering Group, Inc.	11,465	877,073
Pitney Bowes, Inc.	49,438	350,021
Quanta Services, Inc. (2)	18,752	625,942
Robert Half International, Inc.	13,397	942,881
Snap-on, Inc.	4,517	829,321

		10,310,545

Information Technology - 10.9%
CommVault Systems, Inc. (2)	10,947	766,290
Convergys Corp.	33,758	801,415
F5 Networks, Inc. (2)	5,763	1,149,257
FLIR Systems, Inc.	14,966	919,960
Juniper Networks, Inc.	19,360	580,219
LiveRamp Holdings, Inc. (2)	18,022	890,467
Plantronics, Inc.	12,524	755,197
Qorvo, Inc. (2)	10,779	828,797
Synaptics, Inc. (2)	16,387	747,575
Western Union Co./The	29,317	558,782
Xerox Corp. (2)	26,140	705,257

		8,703,216

Materials - 3.9%
Avery Dennison Corp.	6,712	727,245
Carpenter Technology Corp.	14,905	878,650
CF Industries Holdings, Inc.	19,111	1,040,403

Minerals Technologies, Inc.		7,215	487,734

			3,134,032

Real Estate Investment Trust - 5.8%
Apartment Investment & Management Co.		18,555	818,832
Duke Realty Corp.		28,589	811,070
PotlatchDeltic Corp.		15,691	642,546
SL Green Realty Corp.		7,648	745,909
UDR, Inc.		20,848	842,885
Washington Prime Group, Inc.		111,799	816,133

			4,677,375

Utilities - 4.4%
AES Corp./VA		72,315	1,012,410
Alliant Energy Corp.		17,997	766,132
NRG Energy, Inc.		26,360	985,864
Pinnacle West Capital Corp.		9,415	745,488

			3,509,894

Total Common Stocks	(Cost	$63,850,708)	75,040,284

Money Market Registered Investment Companies - 6.8%

Morgan Stanley Government Institutional Fund, 1.92% (4)		1,806,398	1,806,398
Meeder Institutional Prime Money Market Fund, 2.05% (5)		3,675,972	3,675,972

Total Money Market Registered Investment Companies	(Cost	$5,482,293)	5,482,370

Bank Obligations - 1.5%

First Merchants Bank Deposit Account, 1.85%, 10/1/2018 (6)		248,000	248,000
Metro City Bank Deposit Account, 1.85%, 10/1/2018 (6)		222,548	222,548
Pacific Mercantile Bank Deposit Account, 1.96%, 10/1/2018 (6)		248,000	248,000
Pacific Premier Bank Deposit Account, 1.80%, 10/1/2018 (6)		248,000	248,000
Seacoast Community Bank Deposit Account, 1.85%, 10/1/2018 (6)		248,000	248,000

Total Bank Obligations	(Cost	$1,214,548)	1,214,548

Total Investments - 102.0%	(Cost	$70,547,549)	81,737,202

Liabilities less Other Assets - (2.0%)			(1,566,242)

Total Net Assets - 100.0%			80,170,960

Trustee Deferred Compensation (7)

Meeder Aggressive Allocation Fund		1,807	19,859
Meeder Balanced Fund		932	11,193
Meeder Dynamic Allocation Fund		635	7,258
Meeder Muirfield Fund		1,023	8,204
Meeder Conservative Allocation Fund		263	5,915

Total Trustee Deferred Compensation	(Cost	$44,857)	52,429

Futures Contracts

	Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation)($)
Index Futures
E-mini Standard & Poors MidCap 400 Futures	25	12/21/2018	5,063,000	(71,456)

Total Futures Contracts	25		5,063,000	(71,456)

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
•	Level 1 - quoted prices in active markets for identical securities
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2018 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (9)
Level 1 - Quoted Prices	$80,522,654	$(71,456)
Level 2 - Other Significant Observable Inputs	1,214,548	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$81,737,202	$(71,456)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Represents non-income producing securities.

(3)	All or a portion of this security is on loan.

(4)	Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at September 30, 2018.

(5)	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2018.

(6)	Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at September 30, 2018. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(7)	Assets of affiliates to the Quantex Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(8)	Fair valued security deemed as Level 3 security.

(9)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Schedule of Investments

September 30, 2018 (unaudited)

Total Return Bond Fund

Security Description		Shares or Principal Amount ($)	Fair Value ($)(1)

Registered Investment Companies - 82.6%

American Beacon SiM High Yield Opportunities Fund - Class I		158,215	1,510,954
Baird Core Plus Bond Fund - Class I		381,225	4,124,858
Dodge & Cox Income Fund		298,851	3,992,645
DoubleLine Total Return Bond Fund - Class I		393,919	4,073,127
Frost Total Return Bond Fund - Class I		389,775	4,002,993
Guggenheim Total Return Bond Fund - Class I		152,517	4,073,717
iShares Core U.S. Aggregate Bond ETF (4)		45,473	4,798,311
iShares iBoxx High Yield Corporate Bond ETF (4)		16,111	1,392,635
iShares JP Morgan USD Emerging Markets Bond ETF (4)		12,968	1,398,080
Lord Abbett High Yield Fund - Class I		174,144	1,307,819
PGIM Total Return Bond Fund - Class R6		284,802	3,975,838
PIMCO Investment Grade Credit Bond Fund - Class I		115,137	1,157,128
Pioneer Bond Fund - Class Y		435,291	4,056,915
Segall Bryant & Hamill Plus Bond Fund - Class I		388,646	3,979,736
SPDR Bloomberg Barclays High Yield Bond ETF (4)		39,500	1,423,975
TCW Emerging Markets Income Fund - Class I		252,509	2,012,497
Vanguard Intermediate-Term Corporate Bond ETF (4)		39,375	3,288,994
Vanguard Total Bond Market ETF (4)		59,903	4,714,367

Total Registered Investment Companies	(Cost	$55,939,765)	55,284,589

Money Market Registered Investment Companies - 4.4%

Meeder Institutional Prime Money Market Fund, 2.05% (2)		2,963,397	2,963,397

Total Money Market Registered Investment Companies	(Cost	$2,962,809)	2,963,397

U.S. Government Obligations - 11.2%

Government National Mortgage Association, 6.50%, due 7/20/2038		47,110	56,917
U.S. Treasury Note, 2.25%, due 11/15/2025		4,294,000	4,081,481
U.S. Treasury Note, 1.88%, due 12/31/2019		999,000	988,698
U.S. Treasury Note, 2.13%, due 12/31/2022		2,456,000	2,376,276

Total U.S. Government Obligations	(Cost	$7,677,871)	7,503,372

Total Investments - 98.2%	(Cost	$66,580,445)	65,751,358

Other Assets less Liabilities - 1.8%			1,183,109

Total Net Assets - 100.0%			66,934,467

Trustee Deferred Compensation (3)

Meeder Aggressive Allocation Fund		1,951	21,441
Meeder Balanced Fund		1,047	12,574
Meeder Dynamic Allocation Fund		717	8,195
Meeder Muirfield Fund		1,190	9,544
Meeder Conservative Allocation Fund		301	6,769

Total Trustee Deferred Compensation	(Cost	$53,024)	58,523

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
•	Level 1 - quoted prices in active markets for identical securities

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2018 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (5)
Level 1 - Quoted Prices	$58,247,986	$-
Level 2 - Other Significant Observable Inputs	7,503,372	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$65,751,358	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2018.

(3)	Assets of affiliates to the Total Return Bond Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(4)	Exchange-traded fund.

(5)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Schedule of Investments

September 30, 2018 (unaudited)

Prime Money Market Fund

Security Description	Coupon/Yield		Maturity/ Demand Date	Principal Amount ($) or Shares	Fair Value ($)(1)

Bank Obligations - 2.9%

First Merchants Bank Deposit Account	1.85	%(2)	10/01/18	249,161	249,161
Mid America Bank Deposit Account	2.00	%(2)	10/01/18	250,232	250,232
Pacific Mercantile Bank Deposit Account	1.96	%(2)	10/01/18	249,198	249,198
Pacific Premier Bank Deposit Account	1.80	%(2)	10/01/18	249,107	249,107

Total Bank Obligations			(Cost	$997,698)	997,698

Certificates of Deposit - 19.6%

Banco Estado Chile Yankee CD	2.37%		11/01/18	250,000	250,000
Banco Estado Chile Yankee CD	2.27%		11/07/18	250,000	250,000
Banco Estado Chile Yankee CD	2.27%		11/13/18	250,000	250,000
Banco Estado Chile Yankee CD	2.32%		11/28/18	250,000	250,000
Banco Estado Chile Yankee CD	2.30%		12/11/18	250,000	250,000
Banco Estado Chile Yankee CD	2.51%		03/13/19	250,000	250,000
Bank of Montreal Yankee CD (Monthly U.S. LIBOR + 0.37%)	2.49	%(3)	10/25/18	500,000	500,026
Bank of Montreal Yankee CD (Monthly U.S. LIBOR + 0.27%)	2.51	%(3)	10/12/18	250,000	249,976
Bank of Montreal Yankee CD	2.28%		11/07/18	500,000	500,012
Bank of Nova Scotia Yankee CD (Quarterly U.S. LIBOR + 0.21%)	2.52	%(3)	11/30/18	350,000	350,254
Bank of Nova Scotia Yankee CD (Quarterly U.S. LIBOR + 0.20%)	2.53	%(3)	10/10/18	500,000	500,026
BNP Paribas SA/New York, NY (Monthly U.S. LIBOR + 0.47%)	2.58	%(3)	10/04/18	500,000	500,320
Canadian Imperial Bank of NY Yankee CD (Quarterly U.S. LIBOR + 0.235%)	2.57	%(3)	10/03/18	500,000	500,103
Canadian Imperial Bank of NY Yankee CD (Quarterly U.S. LIBOR + 0.18%)	2.51	%(3)	10/18/18	250,000	250,077
Canadian Imperial Bank of NY Yankee CD (Quarterly U.S. LIBOR + 0.13%)	2.46	%(3)	10/26/18	500,000	499,979
Cooperatieve Rabobank (Monthly U.S. LIBOR + 0.22%)	2.39	%(3)	10/19/18	250,000	249,999
Royal Bank of Canada Yankee CD (Monthly U.S. LIBOR + 0.25%)	2.38	%(3)	10/11/18	250,000	250,000
Royal Bank of Canada Yankee CD (Quarterly U.S. LIBOR + 0.14%)	2.49	%(3)	11/05/18	548,000	548,088
Royal Bank of Canada Yankee CD (Monthly U.S. LIBOR + 0.25%)	2.37	%(3)	10/08/18	250,000	249,960

Total Certificates of Deposit			(Cost	$6,648,820)	6,648,820

Commercial Paper - 34.7%

American Honda Finance Corp.	2.25%		11/21/18	250,000	249,210
Banque et Caisse d'Epargne de l'Etat	2.25%		12/03/18	250,000	249,020
Banque et Caisse d'Epargne de l'Etat	2.25%		12/06/18	250,000	248,973
BNP Paribas Fortis	2.53%		02/20/19	250,000	247,535
Canadian Imperial Holdings, Inc.	2.31%		11/15/18	250,000	249,291
Cooperatieve Rabobank	2.43%		02/11/19	250,000	247,774
Cooperatieve Rabobank (Monthly U.S. LIBOR + 0.15%)	2.39	%(3)	05/28/19	500,000	500,000
Credit Agricole Corporate and Investment Bank/New York	2.37%		10/01/18	250,000	250,000
Credit Agricole Corporate and Investment Bank/New York	2.33%		10/04/18	250,000	249,952
Credit Agricole Corporate and Investment Bank/New York	2.32%		10/15/18	250,000	249,776
Credit Agricole Corporate and Investment Bank/New York	2.34%		12/03/18	250,000	248,983
ING US Funding, LLC	2.47%		02/21/19	250,000	247,577
ING US Funding, LLC	2.48%		03/05/19	500,000	494,736
ING US Funding, LLC	2.30%		12/19/18	250,000	248,749
JP Morgan Securities, LLC	2.54%		01/17/19	250,000	248,125
JP Morgan Securities, LLC	2.56%		02/19/19	250,000	247,533
JP Morgan Securities, LLC	2.58%		03/20/19	250,000	246,990
JP Morgan Securities, LLC	2.37%		10/17/18	250,000	249,739
JP Morgan Securities, LLC	2.26%		11/19/18	295,000	294,097
JP Morgan Securities, LLC	2.30%		12/05/18	250,000	248,962
MUFG Bank LTD/New York, NY	2.28%		10/01/18	250,000	250,000
MUFG Bank LTD/New York, NY	2.16%		10/05/18	1,000,000	999,760
MUFG Bank LTD/New York, NY	2.27%		12/21/18	250,000	248,729
National Rural Utilities	2.15%		10/17/18	500,000	499,522
National Rural Utilities	2.11%		10/16/18	500,000	499,560
Natixis SA/New York, NY	2.49%		02/20/19	250,000	247,574
Natixis SA/New York, NY	2.58%		03/15/19	250,000	247,078
Natixis SA/New York, NY	2.28%		10/03/18	250,000	249,968
Natixis SA/New York, NY	2.25%		10/05/18	250,000	249,938
Natixis SA/New York, NY	2.33%		11/01/18	250,000	249,503
Prudential Financial, Inc.	2.08%		10/01/18	1,000,000	1,000,000
Santander UK PLC	2.27%		10/04/18	250,000	249,953
Swedbank AB	2.32%		11/27/18	250,000	249,090
Swedbank AB	2.32%		12/03/18	250,000	248,994
Toyota Motor Credit Corp.	2.30%		10/02/18	250,000	249,984
Toyota Motor Credit Corp.	2.35%		11/01/18	250,000	249,498
Toyota Motor Credit Corp.	2.34%		11/02/18	250,000	249,484

Total Commercial Paper			(Cost	$11,755,657)	11,755,657

Corporate Obligations - 2.9%

US Bancorp (Quarterly U.S LIBOR + 0.40%)	2.74	%(3)	10/25/18	250,000	250,431
U.S. Bank N.A. Cincinnati (Quarterly U.S. LIBOR + 0.12%)	2.44	%(3)	11/14/18	500,000	500,130
Walt Disney Company (Quarterly U.S. LIBOR + 0.31%)	2.62	%(3)	11/29/18	250,000	250,514

Total Corporate Obligations			(Cost	$1,001,075)	1,001,075

Repurchase Agreements - 29.4%

INTL FCStone (Collateralized by $7,647,527 various GNMAs, FNMAs,
FMACs, and US Treasury Bills, 0.00% - 5.75%, due 9/12/19 - 9/25/48,
fair value $5,100,026)(proceeds $5,000,938),
purchase date 9/28/18	2.25%	10/01/18	5,000,000	5,000,000
South Street (Collateralized by $5,274,253 various FNMAs
and SBAs, 2.40% - 5.732%, due 5/25/27 - 9/1/48,
fair value $5,141,987)(proceeds $5,000,958),
purchase date 9/28/18	2.30%	10/01/18	5,000,000	5,000,000

Total Repurchase Agreements		(Cost	$10,000,000)	10,000,000

U.S. Government and Agency Obligations - 2.9%

United States Treasury Bill	2.16%	12/13/18	1,000,000	995,706

Total U.S. Government and Agency Obligations		(Cost	$995,706)	995,706

Money Market Registered Investment Companies - 10.6%

Fidelity Prime Institutional Money Market Portfolio, 2.11% (4)	1,099,011	1,099,450
Morgan Stanley Government Institutional Fund, 1.92% (4)	2,503,645	2,503,645

Total Money Market Registered Investment Companies	(Cost	$3,603,095)	3,603,095

Total Investments - 103.0%	(Cost	$35,002,051)	35,002,051

Liabilities less Other Assets - (3.0%)			(1,018,431)

Total Net Assets - 100.0%			33,983,620

Trustee Deferred Compensation (5)

Meeder Aggressive Allocation Fund		1,269	13,946
Meeder Balanced Fund		637	7,650
Meeder Dynamic Allocation Fund		438	5,006
Meeder Muirfield Fund		629	5,045
Meeder Conservative Allocation Fund		179	4,026

Total Trustee Deferred Compensation	(Cost	$29,380)	35,673

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
•	Level 1 - quoted prices in active markets for identical securities
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of september 30, 2018 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (6)
Level 1 - Quoted Prices	$3,603,095	$-
Level 2 - Other Significant Observable Inputs	31,398,956	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$35,002,051	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at September 30, 2018. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(3)	Floating rate security. Interest rates reset periodically. The reference rate and spread are indicated in the description above. The rate shown represents the rate in effect at September 30, 2018. The maturity date shown reflects the earlier of the next demand date or stated maturity date.

(4)	7-day yield as of September 30, 2018. The Fund may invest a significant portion of its assets in shares of one or more investment companies, including money market mutual funds. The Fund will incur additional indirect expenses (acquired fund fees and expenses) to the extent it invests in shares of other investment companies.

(5)	Assets of affiliates to the Prime Money Market Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(6)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Schedule of Investments

September 30, 2018 (unaudited)

Institutional Prime Money Market Fund

Security Description	Coupon/Yield		Maturity/ Demand Date	Principal Amount ($) or Shares	Fair Value ($)(1)

Bank Obligations - 0.3%

First Merchants Bank Deposit Account	1.85	%(2)	10/01/18	249,161	249,161
Mid America Bank Deposit Account	2.00	%(2)	10/01/18	250,232	250,232
Pacific Mercantile Bank Deposit Account	1.83	%(2)	10/01/18	249,198	249,198
Pacific Premier Bank Deposit Account	1.80	%(2)	10/01/18	249,107	249,107

Total Bank Obligations			(Cost	$997,698)	997,698

Certificates of Deposit - 18.6%

Banco Estado Chile Yankee CD	2.34%		10/01/18	2,000,000	2,000,022
Banco Estado Chile Yankee CD	2.37%		11/01/18	3,000,000	3,000,369
Banco Estado Chile Yankee CD	2.27%		11/07/18	3,000,000	3,000,099
Banco Estado Chile Yankee CD	2.27%		11/13/18	3,000,000	3,000,087
Banco Estado Chile Yankee CD	2.32%		11/28/18	2,000,000	2,000,160
Banco Estado Chile Yankee CD	2.30%		12/11/18	2,000,000	1,999,978
Banco Estado Chile Yankee CD	2.51%		03/13/19	3,000,000	2,999,415
Bank of Montreal Yankee CD (Monthly U.S. LIBOR + 0.37%)	2.51	%(3)	10/12/18	1,250,000	1,250,151
Bank of Montreal Yankee CD (Monthly U.S. LIBOR + 0.27%)	2.49	%(3)	10/25/18	1,365,000	1,365,805
Bank of Montreal Yankee CD (Monthly U.S. LIBOR + 0.30%)	2.45	%(3)	10/15/18	2,000,000	1,998,890
Bank of Montreal Yankee CD	2.28%		11/07/18	5,000,000	5,000,116
Bank of Nova Scotia Yankee CD (Quarterly U.S. LIBOR + 0.20%)	2.53	%(3)	10/10/18	5,000,000	5,004,130
BNP Paribas SA/New York, NY (Monthly U.S. LIBOR + 0.47%)	2.58	%(3)	10/04/18	4,500,000	4,503,884
Canadian Imperial Bank Yankee CD (Quarterly U.S. LIBOR + 0.235%)	2.57	%(3)	10/03/18	2,200,000	2,201,078
Canadian Imperial Bank Yankee CD (Quarterly U.S. LIBOR + 0.18%)	2.51	%(3)	10/18/18	3,500,000	3,501,876
Canadian Imperial Bank Yankee CD (Quarterly U.S. LIBOR + 0.20%)	2.54	%(3)	11/01/18	2,000,000	2,001,156
Canadian Imperial Bank Yankee CD	2.35%		10/17/18	3,150,000	3,150,107
Canadian Imperial Bank Yankee CD (Quarterly U.S. LIBOR + 0.13%)	2.46	%(3)	10/26/18	2,000,000	2,000,384
Cooperatieve Rabobank UA/NY (Monthly U.S. LIBOR + 0.22%)	2.39	%(3)	10/19/18	3,000,000	3,001,620
Cooperatieve Rabobank UA/NY (Monthly U.S. LIBOR + 0.18%)	2.29	%(3)	10/02/18	1,000,000	1,000,195
Credit Suisse AG/New York, NY (Quarterly U.S. LIBOR + 0.34%)	2.68	%(3)	10/09/18	1,000,000	1,001,233
MUFG Bank LTD/New York, NY (Monthly U.S. LIBOR + 0.20%)	2.44	%(3)	10/31/18	3,000,000	3,000,792
Royal Bank of Canada Yankee CD (Monthly U.S. LIBOR + 0.25%)	2.38	%(3)	10/11/18	2,750,000	2,751,744
Royal Bank of Canada Yankee CD (Quarterly U.S. LIBOR + 0.16%)	2.50	%(3)	11/09/18	1,000,000	1,000,447
Royal Bank of Canada Yankee CD (Monthly U.S. LIBOR + 0.25%)	2.37	%(3)	10/08/18	5,000,000	5,001,420
Swedbank AB Yankee CD (Monthly U.S. LIBOR + 0.20%)	2.42	%(3)	10/25/18	2,000,000	2,000,982
Westpac Banking Corp Yankee CD (Quarterly U.S. LIBOR + 0.15%)	2.47	%(3)	11/19/18	1,000,000	1,000,777

Total Certificates of Deposit			(Cost	$69,723,558)	69,736,917

Commercial Paper - 45.8%

American Honda Finance Corp.	2.16%		11/19/18	2,000,000	1,993,474
American Honda Finance Corp.	2.25%		11/21/18	2,000,000	1,993,208
American Honda Finance Corp.	2.21%		11/26/18	2,000,000	1,992,536
Banque et Caisse d'Epargne de l'Etat	2.25%		12/03/18	3,000,000	2,987,427
Banque et Caisse d'Epargne de l'Etat	2.25%		12/06/18	3,000,000	2,986,809
BNP Paribas Fortis	2.53%		02/20/19	3,069,000	3,038,924
Canadian Imperial Holdings, Inc.	2.31%		11/15/18	2,000,000	1,994,058
Caterpillar, Inc.	2.21%		11/07/18	2,000,000	1,994,616
Cooperatieve Rabobank	2.43%		02/11/19	2,000,000	1,981,398
Cooperatieve Rabobank	2.48%		03/22/19	1,000,000	987,692
Cooperatieve Rabobank (Monthly U.S. LIBOR + 0.15%)	2.39	%(3)	05/28/19	5,000,000	5,000,000
Credit Agricole Corporate and Investment Bank/New York	2.37%		10/01/18	5,000,000	4,999,115
Credit Agricole Corporate and Investment Bank/New York	2.33%		10/04/18	3,000,000	2,998,938
Credit Agricole Corporate and Investment Bank/New York	2.32%		10/15/18	3,000,000	2,996,973
Credit Agricole Corporate and Investment Bank/New York	2.34%		12/03/18	2,000,000	1,991,882
Credit Agricole Corporate and Investment Bank/New York	2.32%		12/13/18	3,000,000	2,985,618
Credit Suisse AG/New York, NY	2.59%		01/25/19	2,350,000	2,330,765
ExxonMobil	2.01%		10/03/18	5,000,000	4,998,540
ExxonMobil	2.01%		10/05/18	5,000,000	4,997,950
ExxonMobil	2.03%		10/09/18	5,000,000	4,996,765
ING US Funding, LLC	2.47%		02/21/19	2,000,000	1,979,714
ING US Funding, LLC	2.48%		03/05/19	3,000,000	2,966,595
ING US Funding, LLC	2.30%		12/19/18	1,000,000	994,634
JP Morgan Securities, LLC	2.54%		01/17/19	3,000,000	2,977,836
JP Morgan Securities, LLC	2.46%		02/06/19	1,000,000	991,183
JP Morgan Securities, LLC	2.45%		02/11/19	1,000,000	990,790
JP Morgan Securities, LLC	2.56%		02/19/19	2,000,000	1,980,304
JP Morgan Securities, LLC	2.51%		03/08/19	1,000,000	988,779
JP Morgan Securities, LLC	2.51%		03/12/19	1,000,000	988,450
JP Morgan Securities, LLC	2.58%		03/20/19	2,000,000	1,975,578
JP Morgan Securities, LLC	2.20%		10/16/18	1,000,000	998,889
JP Morgan Securities, LLC	2.37%		10/17/18	3,000,000	2,996,481
JP Morgan Securities, LLC	2.30%		12/05/18	3,000,000	2,986,926
MUFG Bank LTD/New York, NY	2.28%		10/01/18	3,000,000	2,999,454
MUFG Bank LTD/New York, NY	2.16%		10/05/18	7,000,000	6,998,320
MUFG Bank LTD/New York, NY	2.23%		12/04/18	2,000,000	1,991,502
MUFG Bank LTD/New York, NY	2.27%		12/21/18	3,000,000	2,983,620
National Rural Utilities	2.00%		10/04/18	5,000,000	4,998,185
National Rural Utilities	2.12%		10/12/18	5,000,000	4,995,725
National Rural Utilities	2.15%		10/17/18	3,000,000	2,996,511
National Rural Utilities	2.11%		10/16/18	5,000,000	4,994,271
Natixis SA/New York, NY	2.49%		02/20/19	2,000,000	1,980,168
Natixis SA/New York, NY	2.58%		03/15/19	1,000,000	988,137
Natixis SA/New York, NY	2.37%		10/02/18	3,000,000	2,999,289
Natixis SA/New York, NY	2.28%		10/03/18	3,000,000	2,999,109
Natixis SA/New York, NY	2.25%		10/05/18	3,000,000	2,998,752
Natixis SA/New York, NY	2.33%		11/01/18	3,000,000	2,993,838
Natixis SA/New York, NY	2.40%		12/14/18	3,000,000	2,985,204
Prudential Financial, Inc.	2.08%		10/01/18	15,000,000	15,000,000
Santander UK PLC	2.27%		10/04/18	3,000,000	2,998,926
Swedbank AB	2.42%		02/11/19	1,000,000	991,005
Swedbank AB	2.32%		11/27/18	2,000,000	1,992,700
Swedbank AB	2.32%		12/03/18	2,000,000	1,991,896
Toyota Motor Credit Corp.	2.36%		01/18/19	2,000,000	1,985,172
Toyota Motor Credit Corp.	2.30%		10/02/18	3,000,000	2,999,283
Toyota Motor Credit Corp.	2.35%		11/01/18	3,000,000	2,993,784
Toyota Motor Credit Corp.	2.34%		11/02/18	3,000,000	2,993,598
Toyota de Puerto Rico Corp.	2.30%		12/20/18	2,000,000	1,989,446

Total Commercial Paper	(Cost	$170,928,067)	170,900,742

Corporate Obligations - 2.2%

US Bancorp (Quarterly U.S LIBOR + 0.40%)	2.74	%(3)	10/25/18	2,525,000	2,529,355
U.S. Bank N.A. Cincinnati (Quarterly U.S. LIBOR + 0.12%)	2.44	%(3)	11/14/18	2,355,000	2,355,805
Walt Disney Company (Quarterly U.S. LIBOR + 0.31%)	2.62	%(3)	11/29/18	3,150,000	3,156,472

Total Corporate Obligations			(Cost	$8,041,440)	8,041,632

Repurchase Agreements - 25.5%

INTL FCStone (Collateralized by $36,981,026 various GNMAs, FMACs, FNMAs, and FHLMCs, 0.00% - 5.50%, due 5/25/21 - 4/16/49, fair value $25,500,000)(proceeds $25,004,688), purchase date 9/28/18	2.25%	10/01/18	25,000,000	25,000,000

South Street (Collateralized by $21,097,014 various FNMAs and SBAs, 2.40% - 5.732%, due 5/25/27 - 9/1/48, fair value $20,567,948)(proceeds $20,003,833), purchase date 9/28/18	2.30%	10/01/18	20,000,000	20,000,000

South Street (Collateralized by $283,832,409 various FNMAs and FMACs, 1.91% - 5.00%, due 10/25/18 - 9/1/48, fair value $51,000,000)(proceeds $50,009,375), purchase date 9/28/18	2.25%	10/01/18	50,000,000	50,000,000

Total Repurchase Agreements		(Cost	$95,000,000)	95,000,000

U.S. Government and Agency Obligations - 2.7%

United States Treasury Bill	2.16%	12/31/18	5,000,000	4,978,531
United States Treasury Bill	2.16%	12/20/18	5,000,000	4,976,389

Total U.S. Government and Agency Obligations		(Cost	$9,954,920)	9,954,920

Money Market Registered Investment Companies - 7.6%

Fidelity Prime Institutional Money Market Portfolio, 2.11% (4)		10,094,463	10,097,491
Morgan Stanley Government Institutional Fund, 1.92% (4)		18,092,206	18,092,206

Total Money Market Registered Investment Companies	(Cost	$28,190,706)	28,189,697

Total Investments - 102.7%	(Cost	$382,836,389)	382,821,606

Liabilities less Other Assets - (2.7%)			(10,181,824)

Total Net Assets - 100.0%			372,639,782

Trustee Deferred Compensation (5)

Meeder Aggressive Allocation Fund		49	539
Meeder Balanced Fund		28	336
Meeder Dynamic Allocation Fund		18	206
Meeder Muirfield Fund		71	569
Meeder Conservative Allocation Fund		8	180

Total Trustee Deferred Compensation	(Cost	$1,778)	1,830

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
•	Level 1 - quoted prices in active markets for identical securities
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2018 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (6)
Level 1 - Quoted Prices	$28,189,697	$-
Level 2 - Other Significant Observable Inputs	354,631,909	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$382,821,606	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at September 30, 2018. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(3)	Floating rate security. Interest rates reset periodically. The reference rate and spread are indicated in the description above. The rate shown represents the rate in effect at September 30, 2018. The maturity date shown reflects the earlier of the next demand date or stated maturity date.

(4)	7-day yield as of September 30, 2018. The Fund may invest a significant portion of its assets in shares of one or more investment companies, including money market mutual funds. The Fund will incur additional indirect expenses (acquired fund fees and expenses) to the extent it invests in shares of other investment companies.

(5)	Assets of affiliates to the Institutional Prime Money Market Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(6)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Item 2. Controls and Procedures.

(a) Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant's disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant's disclosure controls and procedures allow timely preparation and review of the information for the registrant's Form N-Q and the officer certifications of such Form N-Q.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits.

(a) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR270.30a-2(a)). Filed herewith as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Meeder Funds

By:	/s/ Bruce E. McKibben
Bruce E. McKibben, Treasurer

Date:	November 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Bruce E. McKibben
Bruce E. McKibben, Treasurer

Date:	November 16, 2018

By:	/s/ Robert S. Meeder, Jr.
Robert S. Meeder, Jr., President

Date:	November 16, 2018